SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /x/

     Pre-Effective Amendment No. ----

     Post-Effective Amendment No. 93
                                 ----
                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /x/

     Amendment No.  87
                   ----
                        (Check appropriate box or boxes.)

TOUCHSTONE INVESTMENT TRUST   FILE NOS 811-2538 and 2-52242
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(Exact name of Registrant as Specified in Charter)

303 Broadway, Suite 1100, Cincinnati, Ohio  45202
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(Address of Principal Executive Offices)      Zip Code

Registrant's Telephone Number, including Area Code (513) 362-8000
-----------------------------------------------------------------
Jill T. McGruder, 303 Broadway, Suite 1100, Cincinnati, Ohio 45202
---------------------------------------------------------------------------
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
(check appropriate box)

/x/  immediately upon filing pursuant to paragraph (b)
//   on __________ pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a)(1)
/ /  on ___________ pursuant to paragraph (a)(1)
/ /  75 days after filing pursuant to paragraph (a)(2)
/ /  on (date)pursuant to paragraph (a)(2) of rule 485.

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                                                                FEBRUARY 1, 2007




PROSPECTUS
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TOUCHSTONE INVESTMENT TRUST

Touchstone Core Bond Fund

Touchstone High Yield Fund

Touchstone Money Market Fund

Touchstone U.S. Government Money Market Fund






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TOUCHSTONE
INVESTMENTS

The Securities and Exchange Commission has not approved the Funds' shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Multiple Classes of Shares are offered in this Prospectus.

PROSPECTUS                                                      FEBRUARY 1, 2007


TOUCHSTONE INVESTMENTS


TOUCHSTONE CORE BOND FUND
TOUCHSTONE HIGH YIELD FUND
TOUCHSTONE MONEY MARKET FUND
TOUCHSTONE U.S. GOVERNMENT MONEY MARKET FUND

Each Fund is a series of Touchstone Investment Trust (the "Trust"), a group of taxable bond and money market mutual funds (the "Funds"). The Trust is part of the Touchstone(R) Funds that also includes Touchstone Strategic Trust, a group of equity mutual funds, Touchstone Tax-Free Trust, a group of tax-free bond and money market mutual funds, Touchstone Variable Series Trust, a group of variable series funds, Touchstone Funds Group Trust (formerly Constellation Funds), a group of equity and bond mutual funds and Constellation Institutional Portfolios, a group of institutional equity funds. Each Touchstone Fund has a different investment goal and risk level. For further information about the Touchstone Funds, contact Touchstone at 1.800.543.0407. The Funds are managed by Touchstone Advisors, Inc. ("Touchstone Advisors"). Touchstone Advisors has selected Fort Washington Investment Advisors, Inc. (the "Sub-Advisor" or "Fort Washington") to manage the Funds' investments on a daily basis.

TABLE OF CONTENTS
                                                                            Page
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Core Bond Fund                                                                 2
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High Yield Fund                                                                7
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Money Market Fund                                                             12
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Touchstone U.S. Government Money Market Fund                                  15
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Investment Strategies and Risks                                               18
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The Funds' Management                                                         23
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Choosing a Class of Shares                                                    25
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Distribution Arrangements                                                     29
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Investing With Touchstone                                                     30
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Distributions and Taxes                                                       41
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Financial Highlights                                                          42
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CORE BOND FUND
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THE FUND'S INVESTMENT GOAL

The Core Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily, under normal circumstances, in bonds (at least 80% of assets). Bonds include mortgage-related securities, asset-backed securities, government securities and corporate debt securities. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. The Fund expects to have an average effective maturity of between 5 and 15 years. The Fund invests at least 65% of its total assets in investment-grade debt securities, but may invest up to 35% of its total assets in non-investment grade debt securities rated less than a BBB-/Baa3 rating by Moody's Investors Service, Standard & Poor's Ratings Group or Fitch Ratings. The Fund may also invest in U.S. dollar denominated foreign debt securities.

In deciding what securities to buy and sell for the Fund, the Sub-Advisor analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility of the Fund's portfolio. The Sub-Advisor follows a disciplined sector allocation process in order to build a broadly diversified portfolio of bonds.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

      o If interest rates go up, causing the value of any debt securities held by the Fund to decline

      o Because securities with longer maturities may lose more value due to increases in interest rates than securities with shorter maturities

      o Because mortgage-related securities and asset-backed securities may lose more value due to changes in interest rates than other debt securities and are subject to prepayment

      o If the issuer of a security is unable to make timely payments of principal or interest when due

      o Because issuers of non-investment grade debt securities are more likely to be unable to make timely payments of interest or principal, particularly during an economic downturn or recession

      o Because foreign securities may have unique risks and may lose more value than U.S. securities

      o If the analysis used by the Sub-Advisor to select securities does not identify attractive investments

While some of the U.S. Government securities held by the Fund are backed by the full faith and credit of the U.S. Government, others are supported only by the credit of the government agency issuing the security. The Fund may not be able to make a claim against the U.S. Government if the agency issuing the security does not meet its obligations. Securities backed by the full faith and credit of the U.S. Government include Treasury bills, Treasury notes, Treasury bonds, Government National Mortgage Association ("GNMA") securities and Overseas Private Investment Corporation ("OPIC") securities. Securities backed only by the credit of the government agency issuing the security include securities issued by the Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Government Loan Mortgage Corporation ("FGLMC"), Student Loan Marketing Association ("SLMA"), Small Business Administration ("SBA") and Tennessee Valley Authority ("TVA").

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CORE BOND FUND
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An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

THE FUND'S PERFORMANCE

The bar chart and table below give some indication of the risks of investing in the Core Bond Fund. The bar chart shows the Fund's Class A performance for each of the last 10 calendar years. The bar chart does not reflect any sales charges, which would reduce your return. The returns for Class C shares offered by the Fund will be lower than the Class A returns shown in the bar chart since Class C shares have higher 12b-1 distribution fees.

CORE BOND FUND - CLASS A TOTAL RETURNS

[Bar Graph]

1997               7.30%
1998               8.56%
1999              -1.68%    Best Quarter:
2000               9.72%    3rd Quarter 2001         + 4.68%
2001               6.65%
2002               8.74%    Worst Quarter:
2003               3.25%    2nd Quarter 2004         - 2.22%
2004               3.03%
2005               1.58%
2006               3.84%

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CORE BOND FUND
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The table compares the Fund's average annual total returns to those of the Lehman Brothers U.S. Aggregate Index. The table shows the effect of the applicable sales charge. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for Class C shares offered by the Fund will differ from the Class A after-tax returns.

The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2006
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                                                  1 YEAR      5 YEARS   10 YEARS
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CORE BOND FUND CLASS A
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Return Before Taxes                               -1.05%       3.05%      4.53%
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Return After Taxes on Distributions(1)            -2.56%       1.52%      2.45%
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Return After Taxes on Distributions and
  Sale of Fund Shares(2)                          -0.71%       1.72%      2.58%
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Lehman Brothers U.S. Aggregate Index(3)            4.33%       5.06%      6.24%
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CORE BOND FUND CLASS C(4)
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Return Before Taxes                                3.10%       3.30%      4.09%
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Lehman Brothers U.S. Aggregate Index(3)            4.33%       5.06%      6.24%
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(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

(2) When the "Return After Taxes on Distributions and Sale of Fund Shares" is greater than the "Return Before Taxes", it is because of realized losses. If a capital loss occurs upon the redemption of the Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.

(3) The Lehman Brothers U.S. Aggregate Index is comprised of U.S. fixed rate debt issues having a maturity of at least one year and rated investment grade or higher. The Index reflects no deductions for fees, expenses or taxes.

(4) Class C shares began operations on January 1, 1999. The Class C performance was calculated using the historical performance information of the Class C predecessor mutual fund that began operations on October 3, 1994.

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CORE BOND FUND
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THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                   SHAREHOLDER FEES
                                                  (FEES PAID DIRECTLY
                                                  FROM YOUR INVESTMENT)
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                                            CLASS A SHARES       CLASS C SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on
    Purchases (as a percentage of
    offering price)                             4.75%(1)              None
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Maximum Deferred Sales Charge
    (as a percentage of original
     purchase price or the amount
     redeemed, whichever is less)                None(2)             1.00% (3)
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Wire Redemption Fee                            Up to $15          Up to $15
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                                                ANNUAL FUND OPERATING EXPENSES
                                                 (EXPENSES THAT ARE DEDUCTED
                                                       FROM FUND ASSETS)
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Management Fees                                    0.50%              0.50%
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Distribution (12b-1) Fees(4)                       0.25%              1.00%
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Other Expenses(5)                                  0.48%              1.47%
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     Administration Fees                                0.20%              0.20%
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     Other Expenses                                     0.28%              1.27%
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TOTAL ANNUAL FUND OPERATING EXPENSES(6)            1.23%              2.97%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(7)         0.33%              1.32%
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NET EXPENSES                                       0.90%              1.65%
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(1) You may pay a reduced sales charge (see "Reduced Class A Sales Charge" in this Prospectus).

(2) Purchases of $1 million or more do not pay a front-end sales charge, but may pay a contingent deferred sales charge ("CDSC") of 1.00% if shares are redeemed within 1 year of their purchase and compensation was paid to an unaffiliated broker-dealer.

(3) The 1.00% CDSC is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.

(4) "Distribution (12b-1) Fees" for Class A shares are based upon the actual operating history for the fiscal year ended September 30, 2006, except they have been restated to reflect a 0.10% decrease in distribution fees effective February 1, 2007.

(5) "Other Expenses" are based upon the actual operating history for the fiscal year ended September 30, 2006, except they reflect the termination of the 0.20% sponsor fee, the new administration fee and a reduction in other expenses, effective January 1, 2007.

(6) "Total Annual Fund Operating Expenses" are based upon the actual operating history for the fiscal year ended September 30, 2006, except they reflect the changes in distribution fees and other expenses noted above.

(7) Under the Expense Limitation Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 0.90% for Class A shares and 1.65% for Class C shares. These expense limitations will remain in place until at least January 1, 2008.

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CORE BOND FUND
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EXAMPLE. The following example should help you compare the cost of investing in the Core Bond Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                 CLASS A SHARES   CLASS C SHARES
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1 Year                                             $     562       $      268
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3 Years                                            $     816       $      794
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5 Years                                            $   1,088       $    1,446
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10 Years                                           $   1,865       $    3,196
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The examples for the 3, 5 and 10 year periods are calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the Expense Limitation Agreement with Touchstone Advisors for periods after year 1.

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HIGH YIELD FUND
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THE FUND'S INVESTMENT GOAL

The High Yield Fund seeks to achieve a high level of income as its main goal. Capital appreciation is a secondary consideration.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily, under normal circumstances, in non-investment grade debt securities (at least 80% of assets). Shareholders will be provided with at least 60 days' prior notice of any change in this policy. The Fund generally invests in non-investment grade debt securities of domestic corporations. Non-investment grade debt securities are often referred to as "junk bonds" and are considered speculative. The Fund expects to have an average maturity of between 6 and 10 years, but it may vary to between 4 and 12 years.

In selecting securities for the Fund, the Sub-Advisor analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that exhibit stability and predictability. Having developed certain industry biases resulting from the current macroeconomic environment, the Sub-Advisor implements a process of elimination through which certain types of securities are removed from the list of initially selected securities due to their structure. The next step is to apply a rigorous credit selection process in order to identify securities that offer attractive investment opportunities. Once a security has been purchased, the credit analysis process is re-applied to each individual security in the Fund's portfolio on a periodic basis or as new information becomes available to determine whether or not to keep a security in the Fund's portfolio.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

      o Because issuers of non-investment grade debt securities are more likely to be unable to make timely payments of interest or principal, particularly during an economic downturn or recession

      o If interest rates go up, causing the value of any debt securities held by the Fund to decline

      o If the Sub-Advisor's security selection process does not identify attractive investments

      o Because securities with longer maturities may lose more value due to increases in interest rates than securities with shorter maturities

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

--------------------------------------------------------------------------------
HIGH YIELD FUND
--------------------------------------------------------------------------------

THE FUND'S PERFORMANCE

The bar chart and table below gives some indication of the risks of investing in the High Yield Fund. The bar chart shows the Fund's Class A performance for each calendar year of its operations. The bar chart does not reflect any sales charges, which would reduce your return. The returns for other classes of shares offered by the Fund will be lower than the Class A returns shown in the bar chart since the other classes have higher 12b-1 distribution fees.

HIGH YIELD FUND - CLASS A TOTAL RETURNS

2001          5.19%
2002          3.89%            Best Quarter:
2003         19.54%            2nd Quarter 2003         + 8.49%
2004          9.41%
2005          3.25%            Worst Quarter:
2006          7.38%            3rd Quarter 2002         - 3.84%

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HIGH YIELD FUND
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The table compares the Fund's average annual total returns to those of the Merrill Lynch High Yield Master Index. The table shows the effect of the applicable sales charge. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.

The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------------------------------------------
                                                                                                SINCE CLASS
                                                             1 YEAR             5 YEARS         STARTED(1)
-------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND CLASS A
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Return Before Taxes                                           2.31%              7.50%             6.76%
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Return After Taxes on Distributions(2)                       -0.29%              4.59%             3.68%
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Return After Taxes on Distributions and Sale of Fund Shares   1.60%              4.68%             3.87%
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch High Yield Master Index(3)                     11.64%              9.84%             7.94%
-------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND CLASS B
-------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                           2.62%              7.57%             6.67%
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch High Yield Master Index(3)                     11.64%              9.84%             8.79%
-------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND CLASS C
-------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                           6.57%              7.71%             6.85%
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Merrill Lynch High Yield Master Index(3)                     11.64%              9.84%             8.16%
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(1) Class A shares began operations on May 1, 2000, Class B shares began operations on May 1, 2001 and Class C shares began operations on May 23, 2000.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

(3) The Merrill Lynch High Yield Master Index is an unmanaged index used as a general measure of market performance consisting of fixed-rate, coupon-bearing bonds with an outstanding par which is greater than or equal to $50 million, a maturity range greater than or equal to one year and must be less than BBB/Baa3 rated but not in default.

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HIGH YIELD FUND
--------------------------------------------------------------------------------

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                                           SHAREHOLDER FEES
                                                               (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------------------------------------------------------------------------------
                                                       CLASS A SHARES      CLASS B SHARES    CLASS C SHARES
-----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on
    Purchases (as a percentage of offering price)         4.75%(1)                None              None
-----------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge
    (as a percentage of original purchase price
    or the amount redeemed, whichever is less)              None(2)           5.00%(3)          1.00%(4)
-----------------------------------------------------------------------------------------------------------------
Wire Redemption Fee                                       Up to $15          Up to $15        Up to $15
-----------------------------------------------------------------------------------------------------------------

                                                                    ANNUAL FUND OPERATING EXPENSES
                                                             (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-----------------------------------------------------------------------------------------------------------------
Management Fees                                               0.60%              0.60%             0.60%
-----------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees(5)                                  0.25%              1.00%             1.00%
-----------------------------------------------------------------------------------------------------------------
Other Expenses(6)                                             0.43%              0.59%             0.53%
-----------------------------------------------------------------------------------------------------------------
     Administration Fees                                      0.20%              0.20%             0.20%
-----------------------------------------------------------------------------------------------------------------
     Other Expenses                                           0.23%              0.39%             0.33%
-----------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(7)                       1.28%              2.19%             2.13%
-----------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(8)                    0.23%              0.39%             0.33%
-----------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                  1.05%              1.80%             1.80%
-----------------------------------------------------------------------------------------------------------------

(1) You may pay a reduced sales charge (see "Reduced Class A Sales Charge" in this Prospectus).

(2) Purchases of $1 million or more do not pay a front-end sales charge, but may pay a contingent deferred sales charge ("CDSC") of 1.00% if shares are redeemed within 1 year of their purchase and compensation was paid to an unaffiliated broker-dealer.

(3) You will pay a 5.00% CDSC if shares are redeemed within 1 year of their purchase. The CDSC will be incrementally reduced over time. After the 6th year, there is no CDSC. The CDSC may be waived under certain circumstances described in this Prospectus.

(4) The 1.00% CDSC is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.

(5) "Distribution (12b-1) Fees" for Class A shares are based upon the actual operating history for the fiscal year ended September 30, 2006, except they have been restated to reflect a 0.10% decrease in distribution fees effective February 1, 2007.

(6) "Other Expenses" are based upon the actual operating history for the fiscal year ended September 30, 2006, except they reflect the termination of the 0.20% sponsor fee, the new administration fee and a reduction in other expenses, effective January 1, 2007.

(7) "Total Annual Fund Operating Expenses" are based upon the actual operating history for the fiscal year ended September 30, 2006, except they reflect the changes in distribution fees and other expenses noted above.

(8) Under the Expense Limitation Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 1.05% for Class A shares and 1.80% for Class B and Class C shares. These expense limitations will remain in effect until at least January 1, 2008.

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HIGH YIELD FUND
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EXAMPLE. The following example should help you compare the cost of investing in the High Yield Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example also reflects changes in the 10 year operating expenses of Class B shares since Class B shares convert to Class A shares after 8 years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                               ASSUMING NO
                                ASSUMING REDEMPTION AT END OF PERIOD           REDEMPTION
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                          CLASS A SHARES   CLASS B SHARES   CLASS C SHARES   CLASS B SHARES
---------------------------------------------------------------------------------------------------
1 Year                        $  577          $  583            $  283          $  183
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3 Years(1)                    $  840          $  848            $  635          $  648
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5 Years(1)                    $1,123          $1,239            $1,114          $1,139
---------------------------------------------------------------------------------------------------
10 Years(1)                   $1,928          $2,262(1,2)       $2,436          $2,262(1,2)
---------------------------------------------------------------------------------------------------

(1) The examples for the 3, 5 and 10 year periods are calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the Expense Limitation Agreement with Touchstone Advisors for periods after year 1.

(2)   Based on conversion to Class A shares after 8 years.

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MONEY MARKET FUND
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THE FUND'S INVESTMENT GOAL

The Money Market Fund seeks high current income, consistent with liquidity and stability of principal. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in U.S. Government securities and high-quality money market instruments rated in the top two rating categories. The Fund's investments may include:

      o Bank obligations, including certificates of deposit, bankers' acceptances and time deposits

      o U.S. Government securities issued directly by the U.S. Treasury or by agencies of the U.S. Government

      o     Short-term corporate debt securities

      o     Short-term municipal securities

      o     Variable and floating rate securities

      o     Repurchase agreements

The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and purchases only United States dollar-denominated securities with maturities of 13 months or less. The Fund is also subject to quality and diversification requirements designed to help it maintain a constant share price of $1.00.

THE KEY RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. This could cause the value of the Fund's shares to decrease.

The Fund's yield may decrease:

      o     If interest rates decrease

      o If issuers are unable to make timely payments of interest or principal

While some of the U.S. Government securities held by the Fund are backed by the full faith and credit of the U.S. Government, others are supported only by the credit of the government agency issuing the security. The Fund may not be able to make a claim against the U.S. Government if the agency issuing the security does not meet its obligations. Securities backed by the full faith and credit of the U.S. Government include Treasury bills, Treasury notes, Treasury bonds, GNMA securities and OPIC securities. Securities backed only by the credit of the government agency issuing the security include securities issued by the FNMA, FHLMC, FGLMC, SLMA, SBA and TVA.

As with any money market fund, there is no guarantee that the Fund will achieve its goal or maintain a constant share price of $1.00 per share.

--------------------------------------------------------------------------------
MONEY MARKET FUND
--------------------------------------------------------------------------------

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

THE FUND'S PERFORMANCE

The bar chart and table below give some indication of the risks of investing in the Money Market Fund by showing the Fund's Class A performance for each of the last 10 calendar years.

The Fund's past performance does not necessarily indicate how it will perform in the future.

MONEY MARKET FUND - CLASS A TOTAL RETURNS

1997          5.35%
1998          5.04%
1999          4.83%            Best Quarter:
2000          6.04%            4th Quarter 2000         + 1.55%
2001          3.95%
2002          1.80%            Worst Quarter:
2003          0.74%            1st Quarter 2004         + 0.14%
2004          0.90%
2005          2.65%
2006          4.38%

To obtain current yield information, call 1.800.543.0407 or visit our website at www.touchstoneinvestments.com

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                       1 YEAR     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
MONEY MARKET FUND - CLASS A            4.38%       2.09%         3.55%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MONEY MARKET FUND
--------------------------------------------------------------------------------

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A shares of the Fund:

                                                             SHAREHOLDER FEES
                                                 (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------------------------------------
                                          You may be charged up to $15 for each wire redemption.
-------------------------------------------------------------------------------------------------------------

                                                      ANNUAL FUND OPERATING EXPENSES
                                                       (EXPENSES THAT ARE DEDUCTED
                                                            FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------
Management Fees                                              0.46%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees(1)                                 0.25%
-------------------------------------------------------------------------------------------------------------
Other Expenses(2)                                            0.57%
-------------------------------------------------------------------------------------------------------------
     Administration Fees                                                   0.20%
-------------------------------------------------------------------------------------------------------------
     Other Expenses                                                        0.37%
-------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(3)                      1.28%
-------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(4)                   0.43%
-------------------------------------------------------------------------------------------------------------
Net Expenses                                                 0.85%
-------------------------------------------------------------------------------------------------------------

(1) "Distribution (12b-1) Fees" are based upon the actual operating history for the fiscal year ended September 30, 2006, except they have been restated to reflect a 0.10% decrease in distribution fees effective February 1, 2007.

(2) "Other Expenses" are based upon the actual operating history for the fiscal year ended September 30, 2006, except they have been restated to reflect an increase in expenses due to the new 0.20% administration fee payable to Touchstone Advisors for providing administrative services to the Fund, effective January 1, 2007.

(3) "Total Annual Fund Operating Expenses" are based upon the actual operating history for the fiscal year ended September 30, 2006, except they reflect the changes in distribution fees and other expenses noted above.

(4) Under the Expense Limitation Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 0.85%. This expense limitation will remain in effect until at least January 1, 2008.

EXAMPLE. The following example should help you compare the cost of investing in Class A shares of the Money Market Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR            3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------
        $   87            $   363           $   661          $  1,507
--------------------------------------------------------------------------------

The example for the 3, 5 and 10 year periods is calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the Expense Limitation Agreement with Touchstone Advisors for periods after year 1.

--------------------------------------------------------------------------------
TOUCHSTONE U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT GOAL

The Touchstone U.S. Government Money Market Fund ("U.S. Government Money Market Fund") seeks high current income, consistent with the protection of capital. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily (at least 80% of assets), under normal circumstances, in securities issued by the U.S. Government or its agencies, including mortgage-related U.S. Government securities. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. The Fund may also invest in repurchase agreements collateralized by U.S. Government securities.

The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and purchases only United States dollar-denominated securities with maturities of 13 months or less. The Fund is also subject to quality and diversification requirements designed to help it maintain a constant share price of $1.00.

THE KEY RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

While some of the U.S. Government securities held by the Fund are backed by the full faith and credit of the U.S. Government, others are supported only by the credit of the government agency issuing the security. The Fund may not be able to make a claim against the U.S. Government if the agency issuing the security does not meet its obligations. Securities backed by the full faith and credit of the U.S. Government include Treasury bills, Treasury notes, Treasury bonds, GNMA securities and OPIC securities. Securities backed only by the credit of the government agency issuing the security include securities issued by the FNMA, FHLMC, FGLMC, SLMA, SBA and TVA.

The Fund's yield may decrease:

      o     If interest rates decrease

      o If mortgage-related securities are prepaid and the Fund must reinvest the prepayment proceeds during a time of declining interest rates

      o If issuers are unable to make timely payments of principal and interest

As with any money market fund, there is no guarantee that the Fund will achieve its goal or maintain a constant share price of $1.00 per share.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

--------------------------------------------------------------------------------
TOUCHSTONE U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

THE FUND'S PERFORMANCE

The bar chart and table below give some indication of the risks of investing in the U.S. Government Money Market Fund by showing the Fund's performance for each of the last 10 calendar years.

The Fund's past performance does not necessarily indicate how it will perform in the future.

U.S. GOVERNMENT MONEY MARKET FUND TOTAL RETURNS

1997      4.70%
1998      4.63%
1999      4.11%             Best Quarter:
2000      5.35%             4th Quarter 2000     + 1.40%
2001      3.08%
2002      0.87%             Worst Quarter:
2003      0.32%             2nd Quarter 2004     + 0.04%
2004      0.49%
2005      2.33%
2006      4.19%

To obtain current yield information, call 1.800.543.0407 or visit our website at www.touchstoneinvestments.com.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2006

------------------------------------------------------------------------------------------------
                                             1 YEAR              5 YEARS          10 YEARS
------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND              4.19%                1.63%             2.99%
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOUCHSTONE U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                               SHAREHOLDER FEES
                                                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------------------------------------------------------------------------
                                            You may be charged up to $15 for each wire redemption.
-----------------------------------------------------------------------------------------------------------
                                                       ANNUAL FUND OPERATING EXPENSES
                                                (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-----------------------------------------------------------------------------------------------------------
Management Fees                                                     0.50%
-----------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees(1)                                        0.25%
-----------------------------------------------------------------------------------------------------------
Other Expenses(2)                                                   0.74%
-----------------------------------------------------------------------------------------------------------
     Administration Fees                                                     0.20%
-----------------------------------------------------------------------------------------------------------
     Other Expenses                                                          0.54%
-----------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(3)                             1.49%
-----------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(4)                          0.54%
-----------------------------------------------------------------------------------------------------------
NET EXPENSES                                                        0.95%
-----------------------------------------------------------------------------------------------------------

(1) "Distribution (12b-1) Fees" are based upon the actual operating history for the fiscal year ended September 30, 2006, except they have been restated to reflect a 0.10% decrease in distribution fees effective February 1, 2007.

(2) "Other Expenses" are based upon the actual operating history for the fiscal year ended September 30, 2006, except they have been restated to reflect an increase in expenses due to the new 0.20% administration fee payable to Touchstone Advisors for providing administrative services to the Fund, effective January 1, 2007.

(3) "Total Annual Fund Operating Expenses" are based upon the actual operating history for the fiscal year ended September 30, 2006, except they reflect the changes in distribution fees and other expenses noted above.

(4) Under the Expense Limitation Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 0.95%. This expense limitation will remain in effect until at least January 1, 2008.

EXAMPLE. The following example should help you compare the cost of investing in the U.S. Government Money Market Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR          3 YEARS          5 YEARS         10 YEARS
--------------------------------------------------------------------------------
          $   97          $   418          $   762         $  1,733
--------------------------------------------------------------------------------

The example for the 3, 5 and 10 year periods is calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the Expense Limitation Agreement with Touchstone Advisors for periods after year 1.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

CAN A FUND DEPART FROM ITS NORMAL STRATEGIES?

Each Fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic, political or other conditions, including conditions when the Sub-Advisor is unable to identify attractive investment opportunities. During these times, a Fund may not achieve its investment goals.

DO THE FUNDS ENGAGE IN ACTIVE TRADING OF SECURITIES?

The Core Bond Fund may engage in active trading to achieve its investment goals. This may cause the Fund to realize higher capital gains that would be passed on to you. Higher capital gains could increase your tax liability. Frequent trading also increases transaction costs, which would lower a Fund's performance.

CAN A FUND CHANGE ITS INVESTMENT GOAL WITHOUT SHAREHOLDER APPROVAL?

Each Fund (except the Money Market Fund and U.S. Government Money Market Fund) may change its investment goal by a vote of the Board of Trustees without shareholder approval. You would be notified at least 30 days before any change takes effect.

DO THE FUNDS HAVE OTHER INVESTMENT STRATEGIES, IN ADDITION TO THEIR PRINCIPAL INVESTMENT STRATEGIES?

CORE BOND FUND. The Fund may also invest in:

      o     Preferred stocks

      o Debt securities denominated by foreign currencies (up to 20% of total assets)

      o Debt securities of emerging market countries (up to 10% of total assets)

      o     To-Be-Announced Securities

      o     Other investment companies

HIGH YIELD FUND. The Fund may also invest in:

      o Securities of foreign companies (up to 15% of total assets), but only up to 5% of its total assets in securities of foreign companies that are denominated in a currency other than the U.S. dollar

      o Debt securities of emerging market countries (up to 10% of total assets)

      o Mortgage-related securities, To-Be-Announced Securities and other types of loans and loan participations

      o     U.S. Government securities and securities of foreign governments

      o     Preferred stocks

      o     Other investment companies

U.S. GOVERNMENT MONEY MARKET FUND. The Fund may also invest in variable and floating rate securities.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

MONEY MARKET INSTRUMENTS include:

      o     Bank obligations

      o     Short-term corporate debt securities

      o     Short-term municipal securities

      o     Variable and floating rate securities

      o     Repurchase agreements

BANK OBLIGATIONS include:

      o Certificates of deposit, which are issued by banks in exchange for the deposit of funds and have penalties for early withdrawal

      o Bankers' acceptances, which are bills of exchange used by corporations to finance the shipment and storage of goods and to furnish dollar exchange

      o Time deposits, which are deposits in a bank that earn a specified interest rate over a given period of time

REPURCHASE AGREEMENTS are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. Government, its agencies, and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than 7 days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

U.S. GOVERNMENT SECURITIES include:

      o Securities issued directly by the U.S. Treasury such as Treasury bills, notes and bonds

      o Securities issued by agencies or instrumentalities of the U.S. Government, such as the GNMA, FNMA, FHLMC, FGLMC, SLMA, SBA, TVA and OPIC

      o     U.S. Treasuries issued without interest coupons ("STRIPS")

      o Inflation-indexed bonds issued by the U.S. Treasury which have their principal value periodically adjusted to the rate of inflation

Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, meaning that payment of principal and interest is guaranteed by the U.S. Government. Other U.S. Government securities are backed only by the credit of the agency or instrumentality issuing the security, which may include the right of the issuer to borrow from the U.S. Treasury. Securities backed by the full faith and credit of the U.S. Government include Treasury bills, Treasury notes, Treasury bonds, GNMA securities and OPIC securities. Securities backed only by the credit of the government agency issuing the security include securities issued by the FNMA, FHLMC, FGLMC, SLMA, SBA and TVA.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

CORPORATE DEBT SECURITIES are obligations of a corporation to pay interest and repay principal. Corporate debt securities include commercial paper, notes and bonds.

MUNICIPAL SECURITIES are issued to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to lend money to other public institutions. The two types of municipal securities are general obligation bonds and revenue bonds. General obligation bonds are secured by the issuer's full faith and credit and taxing power, while revenue bonds are backed only by the revenues of the specific project.

VARIABLE AND FLOATING RATE SECURITIES are securities with interest rates that are adjusted when a specific interest rate index changes (floating rate securities) or on a schedule (variable rate securities).

INVESTMENT GRADE DEBT SECURITIES are generally rated BBB- or better by Standard & Poor's Ratings Group ("S&P") or Fitch Ratings ("Fitch") or Baa3 or better by Moody's Investors Service, Inc. ("Moody's").

NON-INVESTMENT GRADE DEBT SECURITIES are higher risk, lower quality securities, often referred to as "junk bonds" and are considered speculative. They are rated below BBB- by S&P and Fitch or below Baa3 by Moody's.

ASSET-BACKED SECURITIES represent groups of other assets, for example, credit card receivables that are combined or pooled for sale to investors.

MORTGAGE-RELATED SECURITIES represent groups of mortgage loans that are combined for sale to investors. The loans may be grouped together by agencies of the U.S. Government such as the GNMA, FNMA and FHLMC. Securities backed by the FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government, but are backed only by the credit of the government agency issuing the security.

The loans may also be grouped together by private issuers such as:

      o     Commercial banks

      o     Savings and loan institutions

      o     Mortgage bankers

      o     Private mortgage insurance companies

Mortgage-related securities include Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs"). CMOs and REMICs are types of mortgage-related securities that provide an investor with a specified interest in the cash flow from a pool of mortgage loans or other mortgage-backed securities. CMOs and REMICs are issued in 2 or more classes with varying maturity dates and interest rates. A REMIC is a private entity formed to hold a fixed pool of mortgages secured by an interest in real property. A REMIC is a type of CMO that qualifies for special tax treatment under the Internal Revenue Code.

TO-BE-ANNOUNCED SECURITIES are paid for and delivered within 15 to 45 days from their date of purchase. In a to-be-announced transaction, the parties to the transaction commit to purchasing or selling securities before all the specific information, particularly the face amount of the securities, is known. If a Fund invests in to-be-announced securities, it will maintain a segregated account of, or otherwise earmark, cash or liquid securities to pay for its to-be-announced securities and this account will be valued daily in order to account for market fluctuations in the value of its to-be-announced commitments.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

OTHER INVESTMENT COMPANIES. A Fund may invest in securities issued by other investment companies to the extent permitted by the 1940 Act. Touchstone Advisors has received an exemptive order from the SEC that permits each of the Core Bond Fund and High Yield Fund to invest up to 25% of its uninvested cash or cash collateral in one or more affiliated money market funds, subject to that Fund's investment limitations and certain other conditions contained in the exemptive order.

FOREIGN COMPANIES are companies that meet all of the following criteria:

      o     They are organized under the laws of a foreign country

      o     They maintain their principal place of business in a foreign country

      o The principal trading market for their securities is located in a foreign country

      o They derive at least 50% of their revenues or profits from operations in foreign countries

      o     They have at least 50% of their assets located in foreign countries

EMERGING MARKET COUNTRIES are countries other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. When a Fund invests in securities of a company in an emerging market country, it invests in securities issued by a company that meet one or more of the following criteria:

      o     It is organized under the laws of an emerging market country.

      o It maintains its principal place of business in an emerging market country.

      o The principal trading market for its securities is located in an emerging market country.

      o It derives at least 50% of its revenues or profits from operations within emerging market countries.

      o It has at least 50% of its assets located in emerging market countries.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

INTEREST RATE RISK (ALL FUNDS). Each of the Core Bond Fund and the High Yield Fund is subject to the risk that the market value of its portfolio securities will decline because of rising interest rates. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

The yield of the Money Market Fund and the U.S. Government Money Market Fund will vary from day to day due to changes in interest rates. Generally, each Fund's yield will increase when interest rates increase and will decrease when interest rates decrease.

      o MORTGAGE-RELATED SECURITIES (CORE BOND FUND AND U.S. GOVERNMENT MONEY MARKET FUND). Payments from the pool of loans underlying a mortgage-related security may not be enough to meet the monthly payments of the mortgage-related security. If this occurs, the mortgage-related security will lose value. Also, prepayments of mortgages or mortgage foreclosures will shorten the life of the pool of mortgages underlying a mortgage-related security and will affect the average life of the mortgage-related securities held by a Fund. Mortgage prepayments vary based on several factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other demographic conditions. In periods of falling interest rates, there are usually more prepayments. The reinvestment of cash received from prepayments will, therefore, usually be at lower interest rates than the original investment, lowering a Fund's yield. Mortgage-related securities may be less likely than other debt securities to increase in value during periods of falling interest rates.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

CREDIT RISK (ALL FUNDS). The securities in a Fund's portfolio are subject to the possibility that a deterioration in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. Securities in the lowest category of investment grade may have some risky characteristics and changes in economic conditions may be more likely to cause issuers of these securities to be unable to make payments.

      o     NON-INVESTMENT GRADE DEBT SECURITIES (HIGH YIELD FUND AND CORE BOND
            FUND). Non-investment grade debt securities are sometimes referred to as "junk bonds" and may be very risky with respect to their issuers' ability to make payments of interest and principal. There is a high risk that a Fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can also be more difficult to sell for good value.

WHAT ARE SOME OF THE OTHER RISKS OF INVESTING IN THE FUNDS?

FOREIGN RISK (HIGH YIELD FUND AND CORE BOND FUND). Investing in foreign debt securities poses unique risks such as market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, and other considerations. Diplomatic, political or economic developments, including nationalization or appropriation, could affect investments in foreign securities. In the past, debt securities of foreign markets have had more frequent and larger price changes than those of U.S. markets.

      o EMERGING MARKET COUNTRIES (CORE BOND FUND AND HIGH YIELD FUND). Investments in a country that is still relatively underdeveloped involves exposure to economic structures that are generally less diverse and mature than in the U.S. and to political and legal systems that may be less stable. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries. Economic or political changes may cause larger price changes in these securities than in other foreign securities.

WHERE CAN I FIND INFORMATION ABOUT THE FUNDS' PORTFOLIO HOLDINGS DISCLOSURE POLICIES?

A description of the Funds' policies and procedures for disclosing portfolio securities to any person is available in the Statement of Additional Information ("SAI").

--------------------------------------------------------------------------------
THE FUNDS' MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

TOUCHSTONE ADVISORS, INC. ("TOUCHSTONE ADVISORS")
303 BROADWAY, SUITE 1100, CINCINNATI, OH 45202-4203

Touchstone Advisors has been a registered investment advisor since 1994. As of December 31, 2006, Touchstone Advisors had approximately $7.8 billion in assets under management.

Touchstone Advisors is responsible for selecting each Fund's Sub-Advisor, subject to approval by the Board of Trustees. Touchstone Advisors selects a sub-advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating the Sub-Advisor, including:

      o     Level of knowledge and skill

      o     Performance as compared to its peers or benchmark

      o     Consistency of performance over 5 years or more

      o     Level of compliance with investment rules and strategies

      o     Employees, facilities and financial strength

      o     Quality of service

Touchstone Advisors will also continually monitor the Sub-Advisor's performance through various analyses and through in-person, telephone and written consultations with the Sub-Advisor. Touchstone Advisors discusses its expectations for performance with the Sub-Advisor. Touchstone Advisors provides evaluations and recommendations to the Board of Trustees, including whether or not the Sub-Advisor's contract should be renewed, modified or terminated.

The SEC has granted an exemptive order that permits the Trust or Touchstone Advisors, under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. The Funds must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Touchstone Funds. Shareholders of a Fund will be notified of any changes in its Sub-Advisor.

Touchstone Advisors is also responsible for running all of the operations of the Funds, except those that are subcontracted to the Sub-Advisor, custodian, transfer agent, sub-administrative agent or other parties. These may be affiliates of Touchstone Advisors. Each Fund pays Touchstone Advisors a fee for its services. Out of this fee Touchstone Advisors pays the Sub-Advisor a fee for its services.

The fee paid to Touchstone Advisors by each Fund during its most recent fiscal year is shown in the table below:

Core Bond Fund                            0.50% of average daily net assets
--------------------------------------------------------------------------------
High Yield Fund                           0.60% of average daily net assets
--------------------------------------------------------------------------------
Money Market Fund                         0.46% of average daily net assets
--------------------------------------------------------------------------------
U.S. Government Money Market Fund         0.50% of average daily net assets
--------------------------------------------------------------------------------

A discussion of the basis for the Board of Trustees' approval of the Funds' advisory agreement can be found in the Trust's March 31, 2007 Semiannual Report.

--------------------------------------------------------------------------------
THE FUNDS' MANAGEMENT
--------------------------------------------------------------------------------

SUB-ADVISOR

FORT WASHINGTON INVESTMENT ADVISORS, INC. (THE "SUB-ADVISOR" OR "FORT
WASHINGTON")
303 BROADWAY, SUITE 1200, CINCINNATI, OH 45202-4203

Fort Washington has been a registered investment advisor since 1990 and provides investment advisory services to individuals, institutions, mutual funds and variable annuity products. Fort Washington makes the daily decisions regarding buying and selling specific securities for each Fund, according to the Fund's investment goals and strategies.

CORE BOND FUND. Timothy J. Policinski, CFA, is the primary manager and Daniel J. Carter, CFA, is the secondary manager of the Core Bond Fund. Mr. Policinski is a Managing Director and Senior Portfolio Manager. He has worked at Fort Washington since 2001 and has managed the Fund since then. Mr. Policinski has over 20 years of fixed-income management experience. Daniel J. Carter has been an Assistant Portfolio Manager of Fort Washington since 2000 and has managed the Fund since September 2001.

HIGH YIELD FUND. Brendan M. White, CFA, is primarily responsible for managing the High Yield Fund and has managed the Fund since its inception. Mr. White is a Managing Director and Senior Portfolio Manager and has worked at Fort Washington since 1993. He has over 15 years of fixed-income management experience.

MONEY MARKET FUND AND U.S. GOVERNMENT MONEY MARKET FUND. John J. Goetz, CFA, is the primary manager and Jay M. Devine is the secondary manager of the Money Market Fund and the U.S. Government Money Market Fund. Mr. Goetz has managed the Money Market Fund since its inception and has managed the U.S. Government Money Market Fund since 1986. Mr. Goetz has been a Vice President and Senior Portfolio Manager of Fort Washington since 2000. He was employed by the Trust's previous investment adviser from 1981 until 2000. Jay M. Devine has been managing the Money Market Fund and the U.S. Government Money Market Fund since September 2001. Mr. Devine began working at Fort Washington in July 2000 as a Money Market Analyst and was named Portfolio Manager in September 2001.

The SAI provides additional information about each portfolio manager's compensation structure, other managed accounts and ownership of securities in his managed Fund(s).

The fee paid by Touchstone Advisors to Fort Washington during the most recent fiscal year is shown in the table below:

High Yield Fund                           0.40% of average daily net assets
--------------------------------------------------------------------------------
Core Bond Fund                            0.30% of average daily net assets
--------------------------------------------------------------------------------
Money Market Fund                         0.14% of average daily net assets
--------------------------------------------------------------------------------
U.S. Government Money Market Fund         0.15% of average daily net assets
--------------------------------------------------------------------------------

A discussion of the basis for the Board of Trustees' approval of the Funds' sub-advisory agreements can be found in the Trust's March 31, 2007 Semiannual Report.

Fort Washington is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Fort Washington as a Fund's Sub-Advisor. The Board of Trustees reviews Touchstone Advisors' decisions, with respect to the retention of Fort Washington, to reduce the possibility of a conflict of interest situation.

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CHOOSING A CLASS OF SHARES
--------------------------------------------------------------------------------

SHARE CLASS OFFERINGS. The Core Bond Fund offers Class A and Class C shares. The High Yield Fund offers Class A, Class B, Class C and Class Y shares. The Money Market Fund offers Class A and Class S shares. Class S and Class Y shares are offered in separate prospectuses. For information about Class S and Class Y shares, call Touchstone at 1.800.543.0407. Each class of shares has different fees and features. The amount of fees you pay will depend on which class of shares you decide to purchase.

CLASS A SHARES - CORE BOND FUND AND HIGH YIELD FUND

The offering price of Class A shares of the High Yield Fund and Core Bond Fund is equal to its net asset value ("NAV") plus a front-end sales charge that you pay when you buy your shares. The front-end sales charge is generally deducted from the amount of your investment.

CLASS A SALES CHARGE. The following table shows the amount of front-end sales charge you will pay on purchases of Class A shares. The amount of front-end sales charge is shown as a percentage of (1) offering price and (2) the net amount invested after the charge has been subtracted. Note that the front-end sales charge gets lower as your investment amount gets larger.

                                                       SALES CHARGE AS %            SALES CHARGE AS % OF
AMOUNT OF YOUR INVESTMENT                              OF OFFERING PRICE             NET AMOUNT INVESTED
---------------------------------------------------------------------------------------------------------------
Under $50,000                                                 4.75%                       4.99%
---------------------------------------------------------------------------------------------------------------
$50,000 but less than $100,000                                4.50%                       4.71%
---------------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000                               3.50%                       3.63%
---------------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000                               2.95%                       3.04%
---------------------------------------------------------------------------------------------------------------
$500,000 but less than $1 million                             2.25%                       2.30%
---------------------------------------------------------------------------------------------------------------
$1 million or more                                            0.00%                       0.00%
---------------------------------------------------------------------------------------------------------------

WAIVER OF CLASS A SALES CHARGE. There is no front-end sales charge if you invest $1 million or more in Class A shares of the High Yield Fund and Core Bond Fund. If you redeem shares that were part of the $1 million breakpoint purchase within one year, you may pay a contingent deferred sales charge ("CDSC") of 1% on the shares redeemed, if a commission was paid by Touchstone Securities, Inc. ("Touchstone Securities") to a participating unaffiliated dealer. There is no front-end sales charge on exchanges between Funds or dividends reinvested in a Fund. In addition, there is no front-end sales charge on the following purchases:

      o Purchases by registered representatives or other employees (and their immediate family members*) of broker-dealers, banks, or other financial institutions having agreements with Touchstone Securities.

      o Purchases in accounts as to which a broker-dealer or other financial intermediary charges an asset management fee economically comparable to a sales charge, provided the broker-dealer or other financial intermediary has an agreement with Touchstone Securities.

      o Purchases by a trust department of any financial institution in its capacity as trustee to any trust.

      o Purchases through processing organizations described in this Prospectus.

      o Purchases by an employee benefit plan having more than 25 eligible employees or a minimum of $250,000 invested in the Touchstone Funds.

      o Purchases by an employee benefit plan that is provided administrative services by a third party administrator that has entered into a special service arrangement with Touchstone Securities.

      o Purchases by shareholders who owned shares of Touchstone Funds Group Trust (formerly Constellation Funds) as of November 17, 2006 who are purchasing additional shares for their account or opening new accounts in any Touchstone Fund.

--------------------------------------------------------------------------------
CHOOSING A CLASS OF SHARES
--------------------------------------------------------------------------------

      o Reinvestment of redemption proceeds from Class A or Class B shares of any Touchstone Fund if the reinvestment occurs within 90 days of redemption.

* Immediate family members are defined as the spouse, parents, siblings, domestic partner, natural or adopted children, mother-in-law, father-in-law, brother-in-law and sister-in-law of a registered representative or employee. The term "employee" is deemed to include current and retired employees.

Sales charge waivers must be qualified in advance by Touchstone Securities by marking the appropriate section on the investment application and completing the "Eligibility for Exemption from Sales Charge" form. You can obtain the application and form by calling Touchstone at 1.800.543.0407 or by visiting the touchstoneinvestments.com website. Purchases at NAV may be made for investment only, and the shares may not be resold except through redemption by or on behalf of the Fund. At the option of the Fund, the front-end sales charge may be included on future purchases.

REDUCED CLASS A SALES CHARGE. You may also purchase Class A shares of the High Yield Fund and Core Bond Fund at the reduced sales charges shown in the table above through the Rights of Accumulation Program or by signing a Letter of Intent. The following purchasers ("Qualified Purchasers") may qualify for a reduced sales charge under the Rights of Accumulation Program or Letter of
Intent:

      o an individual, an individual's spouse, an individual's children under the age of 21; or

      o a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or

      o employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases are provided; or

      o an organized group, provided that the purchases are made through a central administrator, a single dealer or other means which result in economy of sales effort or expense.

The following accounts ("Qualified Accounts") held in Class A shares of any Touchstone Fund sold with a front-end sales charge may be grouped together to qualify for the reduced sales charge under the Rights of Accumulation Program or Letter of Intent:

      o     Individual accounts

      o     Joint tenant with rights of survivorship accounts

      o     Uniform gift to minor accounts ("UGTMA")

      o     Trust accounts

      o     Estate accounts

      o     Guardian/Conservator accounts

      o IRA accounts, including Traditional, Roth, SEP, SIMPLE and 403(b)(7) custodial accounts

      o     Coverdell Education Savings Accounts

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RIGHTS OF ACCUMULATION PROGRAM. Under the Rights of Accumulation Program, you may qualify for a reduced sales charge by aggregating all of your investments held in a Qualified Account. You or your dealer must notify Touchstone at the time of purchase that a purchase qualifies for a reduced sales charge under the Rights of Accumulation Program and must provide either a list of account numbers or copies of account statements verifying your qualification. If your shares are held directly in a Touchstone Fund or through a dealer, you may combine the historical cost or current NAV (whichever is higher) of your existing Class A shares of any Touchstone Fund sold with a front-end sales charge with the amount of your current purchase in order to take advantage of the reduced sales charge. Historical cost is the price you actually paid for the shares you own, plus your reinvested dividends and capital gains. If you are using historical cost to qualify for a reduced sales charge, you should retain any records to substantiate your historical costs since the Fund, its transfer agent or your broker-dealer may not maintain this information.

If your shares are held through financial intermediaries and/or in a retirement account (such as a 401(k) or employee benefit plan), you may combine the current NAV of your existing Class A shares of any Touchstone Fund sold with a front-end sales charge with the amount of your current purchase in order to take advantage of the reduced sales charge. You or your financial intermediary must notify Touchstone at the time of purchase that a purchase qualifies for a reduced sales charge under the Rights of Accumulation Program and must provide copies of account statements dated within three months of your current purchase verifying your qualification.

Upon receipt of the above referenced supporting documentation, Touchstone will calculate the combined value of all of the Qualified Purchaser's Qualified Accounts to determine if the current purchase is eligible for a reduced sales charge. Purchases made for nominee or street name accounts (securities held in the name of a dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with purchases for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

LETTER OF INTENT. If you plan to invest at least $50,000 (excluding any reinvestment of dividends and capital gains distributions) during the next 13 months in Class A shares of any Touchstone Fund sold with a front-end sales charge, you may qualify for a reduced sales charge by completing the Letter of Intent section of your account application. A Letter of Intent indicates your intent to purchase at least $50,000 in Class A shares of any Touchstone Fund sold with a front-end sales charge over the next 13 months in exchange for a reduced sales charge indicated on the above chart. The minimum initial investment under a Letter of Intent is $10,000. You are not obligated to purchase additional shares if you complete a Letter of Intent. However, if you do not buy enough shares to qualify for the projected level of sales charge by the end of the 13-month period (or when you sell your shares, if earlier), your sales charge will be recalculated to reflect your actual purchase level. During the term of the Letter of Intent, shares representing 5% of your intended purchase will be held in escrow. If you do not purchase enough shares during the 13-month period to qualify for the projected reduced sales charge, the additional sales charge will be deducted from your escrow account. If you have purchased Class A shares of any Touchstone Fund sold with a front-end sales charge within 90 days prior to signing a Letter of Intent, they may be included as part of your intended purchase. You must provide either a list of account numbers or copies of account statements verifying your purchases within the past 90 days.

OTHER INFORMATION. Information about sales charges and breakpoints is also available in a clear and prominent format on the touchstoneinvestments.com website. You can access this information by selecting "Sales Charges and Breakpoints" under the "Pricing and Performance" link. For more information about qualifying for a reduced or waived sales charge, contact your financial advisor or contact Touchstone at 1.800.543.0407.

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CLASS B SHARES - HIGH YIELD FUND

BECAUSE IN MOST CASES IT IS MORE ADVANTAGEOUS TO PURCHASE CLASS A SHARES FOR AMOUNTS OF $250,000 OR MORE, A REQUEST TO PURCHASE CLASS B SHARES FOR $250,000 OR MORE WILL BE CONSIDERED AS A PURCHASE REQUEST FOR CLASS A SHARES OR DECLINED.

Class B shares of the High Yield Fund are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Fund. A CDSC will be charged if you redeem Class B shares within 6 years after you purchased them. The amount of the CDSC will depend on how long you have held your shares, as set forth in the following table:

                                                    CDSC AS A % OF
YEAR SINCE PURCHASE PAYMENT MADE               AMOUNT SUBJECT TO CHARGE
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First                                                    5.00%
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Second                                                   4.00%
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Third                                                    3.00%
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Fourth                                                   2.00%
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Fifth                                                    1.00%
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Sixth                                                    1.00%
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Seventh and thereafter*                                   None
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* Class B shares will automatically convert to Class A shares after they have been held for approximately 8 years.

CONVERSION TO CLASS A SHARES. Class B shares will automatically convert to Class A shares after 8 years from your initial purchase. The conversion will occur in the month following your 8-year anniversary date. The conversion is based on the relative NAVs of the shares of the two classes on the conversion date and no sales charge will be imposed. Class B shares you have acquired through automatic reinvestment of dividends or capital gains will be converted in proportion to the total number of Class B shares you have purchased and own. Since the Rule 12b-1 distribution fees for Class A shares are lower than for Class B shares, converting to Class A shares will lower your expenses.

For more information on the CDSC, see "Contingent Deferred Sales Charge ("CDSC")
- Core Bond Fund and High Yield Fund" in this Prospectus.

CLASS C SHARES - HIGH YIELD FUND AND CORE BOND FUND

BECAUSE IN MOST CASES IT IS MORE ADVANTAGEOUS TO PURCHASE CLASS A SHARES FOR AMOUNTS OF $1 MILLION OR MORE, A REQUEST TO PURCHASE CLASS C SHARES FOR $1 MILLION OR MORE WILL BE CONSIDERED AS A PURCHASE REQUEST FOR CLASS A SHARES OR DECLINED.

Class C shares of the High Yield Fund and the Core Bond Fund are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Funds. A CDSC of 1.00% will be charged on Class C shares redeemed within 1 year after you purchased them. For more information on the CDSC, see "Contingent Deferred Sales Charge ("CDSC") - Core Bond Fund and High Yield Fund" in this Prospectus.

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DISTRIBUTION ARRANGEMENTS
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12B-1 DISTRIBUTION PLANS

CORE BOND FUND AND HIGH YIELD FUND. The Core Bond Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (referred to as the "1940 Act") for its Class A and Class C shares. The High Yield Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class A, Class B and Class C shares. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Under the Class A plan, the Funds may pay an annual fee of up to 0.35% of average daily net assets that are attributable to Class A shares. However, the current annual 12b-1 fees for Class A shares are limited to up to 0.25% of average daily net assets attributable to that class. Under the Class B and Class C plans, the Funds pay an annual fee of up to 1.00% of average daily net assets that are attributable to Class B or Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is an account maintenance fee). Because these fees are paid out of a Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

MONEY MARKET FUND AND U.S. GOVERNMENT MONEY MARKET FUND. Each Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its shares. The plan allows Class A shares of the Money Market Fund and shares of the U.S. Government Money Market Fund to pay an annual fee of up to 0.35% of average daily net assets for the sale and distribution of shares. However, the current annual 12b-1 fees are limited to up to 0.25% of average daily net assets of Class A shares of the Money Market Fund and shares of the U.S. Government Money Market Fund. Because these fees are paid out of a Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

DEALER COMPENSATION

Touchstone Securities, the Trust's principal underwriter, at its expense (from a designated percentage of its income) currently provides additional compensation to certain dealers. Touchstone Securities pursues a focused distribution strategy with a limited number of dealers who have sold shares of a Fund or other Touchstone Funds. Touchstone Securities reviews and makes changes to the focused distribution strategy on a continual basis. These payments are generally based on a pro rata share of a dealer's sales. Touchstone Securities may also provide compensation in connection with conferences, sales or training programs for employees, seminars for the public, advertising and other dealer-sponsored programs. Touchstone Advisors, at its expense, may also provide additional compensation to certain affiliated and unaffiliated dealers, financial intermediaries or service providers for distribution, administrative and/or shareholder servicing activities. Touchstone Advisors may also reimburse Touchstone Securities for making these payments.

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CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals.

PURCHASING YOUR SHARES

Please read this Prospectus carefully and then determine how much you want to invest. You may purchase shares of the Funds directly from Touchstone, through your financial advisor, or through a processing organization. In any event, you must complete an investment application. You may obtain an investment application from Touchstone or your financial advisor, or by visiting our website at touchstoneinvestments.com. Check below to find the minimum investment requirements and ways to purchase shares in the Funds.

You may purchase shares in the Funds on a day when either the bond market or the New York Stock Exchange ("NYSE") is open for trading ("Business Day"). For more information about how to purchase shares, call Touchstone at 1.800.543.0407.

(!) INVESTOR ALERT: Each Touchstone Fund reserves the right to restrict or reject any purchase request, including exchanges from other Touchstone Funds, that it regards as disruptive to efficient portfolio management. For example, a purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor. (See "Market Timing Policy" in this Prospectus.)


                                                                  INITIAL         ADDITIONAL
MINIMUM INVESTMENT REQUIREMENTS                                  INVESTMENT       INVESTMENT
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Regular Account                                                   $  2,500          $   50
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Retirement Plan Account or Custodial Account under
the Uniform Gifts/Transfers to Minors Act ("UGTMA")               $  1,000          $   50
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Investments through the Automatic Investment Plan                 $    100          $   50
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(!) INVESTOR ALERT: Touchstone may change these initial and additional investment minimums at any time.

OPENING AN ACCOUNT

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING AN ACCOUNT

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the price determined at the end of business (usually 4:00 p.m. eastern time ("ET")) on the day your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

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INVESTING IN THE FUNDS

BY MAIL OR THROUGH YOUR FINANCIAL ADVISOR

o Please make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Touchstone Funds. We do not accept third party checks for initial investments.

o Send your check with the completed investment application by regular mail to Touchstone, P.O. Box 5354, Cincinnati, Ohio 45201-5354, or by overnight mail to Touchstone, 303 Broadway, Suite 1100, Cincinnati, Ohio 45202-4203.

o Your application will be processed subject to your check clearing. If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

o You may also open an account through your financial advisor. It is the responsibility of the financial advisor to transmit properly completed orders that will be received by Touchstone in a timely manner.

BY EXCHANGE

o You may exchange shares of the Funds for shares of the same class of another Touchstone Fund (subject to the applicable sales charge, if any). You may also exchange Class A or Class C shares of the Funds for Class A shares of any Touchstone money market fund, except the Institutional Money Market Fund.

o     You do not have to pay any exchange fee for your exchange.

o Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending upon when you originally purchased the exchanged shares. For purposes of computing the CSDC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

o If you exchange Class C shares for Class A shares of any Touchstone money market fund, the amount of time you hold shares of the money market fund will not be added to the holding period of your original shares for the purpose of calculating the CDSC, if you later redeem the exchanged shares. However, if you exchange back into your original Class C shares, the prior holding period of your Class C shares will be added to your current holding period of Class C shares in calculating the CDSC.

o If you purchased Class A shares for $1 million or more at NAV and compensation was paid to an unaffiliated dealer and you exchange all or a portion of the shares into any Touchstone money market fund within 12 months of the original purchase, the amount of time you hold shares of the money market fund will not be added to the holding period of your original shares for the purpose of calculating the CDSC, if you later redeem the exchanged shares. However if you exchange back into Class A shares, the prior holding period of your Class A shares will be added to your current holding period of Class A shares in calculating the CDSC.

o You should carefully review the disclosure provided in the Prospectus relating to the exchanged-for shares before making an exchange of your Fund shares.

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THROUGH RETIREMENT PLANS

You may invest in the Funds through various retirement plans. These include individual retirement plans and employer sponsored retirement plans.

      INDIVIDUAL RETIREMENT PLANS

      o     Traditional Individual Retirement Accounts ("IRAs")

      o     Savings Incentive Match Plan for Employees ("SIMPLE IRAs")

      o     Spousal IRAs

      o     Roth Individual Retirement Accounts ("Roth IRAs")

      o     Coverdell Education Savings Accounts ("Education IRAs")

      o     Simplified Employee Pension Plans ("SEP IRAs")

      o     403(b)(7) Custodial Accounts

      EMPLOYER SPONSORED RETIREMENT PLANS

      o     Defined benefit plans

      o Defined contribution plans (including 401(k) plans, profit sharing plans and money purchase plans)

      o     457 plans

*  SPECIAL TAX CONSIDERATION

To determine which type of retirement plan is appropriate for you, please contact your tax advisor.

For further information about any of the plans, agreements, applications and annual fees, contact Touchstone at 1.800.543.0407 or contact your financial advisor.

THROUGH PROCESSING ORGANIZATIONS

o You may also purchase shares of the Funds through a "processing organization," (e.g., a mutual fund supermarket) that is a broker-dealer, bank or other financial institution that purchases shares for its customers. Some of the Touchstone Funds have authorized certain processing organizations to receive purchase and sale orders on their behalf. Before investing in the Funds through a processing organization, you should read any materials provided by the processing organization together with this Prospectus. When shares are purchased this way, there may be various differences. The processing organization may:

      o     Charge a fee for its services

      o     Act as the shareholder of record of the shares

      o     Set different minimum initial and additional investment requirements

      o     Impose other charges and restrictions

      o Designate intermediaries to accept purchase and sales orders on the Funds' behalf

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o Touchstone considers a purchase or sales order as received when an authorized processing organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV (or offering price, if applicable) next computed after such order is received in proper form.

o Shares held through a processing organization may be transferred into your name following procedures established by your processing organization and Touchstone. Certain processing organizations may receive compensation from the Funds, Touchstone Securities, Touchstone Advisors or their affiliates.

o It is the responsibility of the processing organization to transmit properly completed orders so that they will be received by Touchstone in a timely manner.

PRICING OF PURCHASES

Each Fund's share price (NAV) and public offering price (NAV plus any applicable sales charge) is normally determined every Business Day at 4:00 p.m. ET. We price direct purchases in the Funds based upon the next determined public offering price after your order is received. Direct purchase orders received by Touchstone, or its authorized agent, by 4:00 p.m. ET, are processed at that day's public offering price. Direct purchase orders received by Touchstone, or its authorized agent, after 4:00 p.m. ET, are processed at the public offering price next determined on the following Business Day. If the NYSE closes early or the Bond Market Association recommends that the securities markets close early, the time that your purchase order must be received may be earlier and the Funds' shares may be priced earlier.

ADDING TO YOUR ACCOUNT

BY CHECK

o Complete the investment form provided at the bottom of a recent account statement.

o Make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Touchstone Funds.

o     Write your account number on the check.

o Either: (1) Mail the check with the investment form to Touchstone; or (2) Mail the check directly to your financial advisor at the address printed on your account statement. Your financial advisor is responsible for forwarding payment promptly to Touchstone.

o If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

BY WIRE

o     Contact Touchstone or your financial advisor for further instructions.

o Contact your bank and ask it to wire federal funds to Touchstone. Specify your name and account number when remitting the funds.

o     Banks may charge a fee for handling wire transfers.

o If you notify Touchstone by 12:30 p.m. ET that you are placing a wire purchase order in the Money Market Fund or the U.S. Government Money Market Fund and send your wire purchase order to Touchstone by the close of the Federal Reserve wire transfer system that day, you will be entitled to receive that day's dividend. If Touchstone does not receive your wire purchase order by the close of the Federal Reserve wire transfer system on the day you place your order, your purchase will be canceled and you will be responsible for any resulting loss or fees incurred by the Fund.

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BY EXCHANGE

o     You may add to your account by exchanging shares from another Touchstone
      Fund.

o For information about how to exchange shares among the Touchstone Funds, see "Investing in the Funds - By exchange" in this Prospectus.

AUTOMATIC INVESTMENT OPTIONS

The various ways that you can automatically invest in the Funds are outlined below. Touchstone does not charge any fees for these services. For further details about these services, call Touchstone at 1.800.543.0407.

AUTOMATIC INVESTMENT PLAN. You can pre-authorize monthly investments of $50 or more in a Fund to be processed electronically from a checking or savings account. You will need to complete the appropriate section in the investment application to do this. Amounts that are automatically invested in a Fund will not be available for redemption until three Business Days after the automatic investment.

REINVESTMENT/CROSS REINVESTMENT. Dividends and capital gains can be automatically reinvested in the Fund that pays them or in the same class of shares of another Touchstone Fund without a fee or sales charge. Dividends and capital gains will be reinvested in the Fund that pays them, unless you indicate otherwise on your investment application. You may also choose to have your dividends or capital gains paid to you in cash.

DIRECT DEPOSIT PURCHASE PLAN. You may automatically invest Social Security checks, private payroll checks, pension payouts or any other pre-authorized government or private recurring payments in the Funds.

DOLLAR COST AVERAGING. Our dollar cost averaging program allows you to diversify your investments by investing the same amount on a regular basis. You can set up periodic automatic exchanges of at least $50 from one Touchstone Fund to any other. The applicable sales charge, if any, will be assessed.

SELLING YOUR SHARES

You may sell some or all of your shares on any Business Day. If your request is received by Touchstone, or its authorized agent, in proper form by 4:00 p.m. ET, you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated. If the NYSE closes early or the Bond Market Association recommends that the securities markets close early, the time that your sale request must be received may be earlier.

BY TELEPHONE

o You can sell or exchange your shares over the telephone, unless you have specifically declined this option. If you do not wish to have this ability, you must mark the appropriate section of the investment application. You may only sell shares over the telephone if the amount is less than $100,000.

o     To sell your Fund shares by telephone, call Touchstone at 1.800.543.0407.

o Shares held in IRA accounts and qualified retirement plans cannot be sold by telephone.

o If we receive your sale request by 4:00 p.m. ET, the sale of your shares will be processed at the next determined NAV on that Business Day. Otherwise it will occur on the next Business Day.

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o The proceeds of sales of shares in the Money Market Fund or the U.S. Government Money Market Fund may be wired to you on the same day of your telephone request, if your request is properly made by 12:30 p.m. ET.

o Interruptions in telephone service could prevent you from selling your shares by telephone when you want to. When you have difficulty making telephone sales, you should mail to Touchstone (or send by overnight delivery) a written request for the sale of your shares.

o In order to protect your investment assets, Touchstone will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone will not be liable, in those cases. Touchstone has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case, it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures may include:

      o     Requiring personal identification

      o Making checks payable only to the owner(s) of the account shown on Touchstone's records

      o Mailing checks only to the account address shown on Touchstone's records

      o Directing wires only to the bank account shown on Touchstone's records

      o Providing written confirmation for transactions requested by telephone

      o     Digitally recording instructions received by telephone

BY MAIL

o     Write to Touchstone.

o     Indicate the number of shares or dollar amount to be sold.

o     Include your name and account number.

o Sign your request exactly as your name appears on your investment application.

o You may be required to have your signature guaranteed (see "Signature Guarantees" in this Prospectus for more information).

BY WIRE

o     Complete the appropriate information on the investment application.

o If your proceeds are $1,000 or more, you may request that Touchstone wire them to your bank account.

o You may be charged a fee by the Fund or the Fund's agent for wiring redemption proceeds. You may also be charged a fee by your bank.

o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

o Your redemption proceeds may be deposited without a charge directly into your bank account through an ACH transaction. Contact Touchstone for more information.

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BY CHECK

o You may establish checkwriting privileges in the Money Market Fund or U.S. Government Money Market Fund and redeem shares by check.

o     There is no fee for writing checks.

o The minimum amount of each check redemption is $100. Checks written for less than the minimum amount may be returned. You may be charged a fee for returned checks.

o Checks will be processed at the NAV on the day the check is presented to the custodian for payment.

o If the amount of your check is more than the value of the shares held in your account, the check will be returned and you may be charged a fee for insufficient funds.

o     Checks cannot be certified.

THROUGH A SYSTEMATIC WITHDRAWAL PLAN

o You may elect to receive, or send to a third party, withdrawals of $50 or more if your account value is at least $5,000.

o     Withdrawals can be made monthly, quarterly, semiannually or annually.

o     There is no special fee for this service.

o     There is no minimum amount required for retirement plans.

*  SPECIAL TAX CONSIDERATION

Systematic withdrawals in the High Yield Fund and the Core Bond Fund may result in the sale of your shares at a loss or may result in taxable investment gains.

THROUGH YOUR FINANCIAL ADVISOR OR PROCESSING ORGANIZATION

o You may also sell shares by contacting your financial advisor or processing organization, which may charge you a fee for this service. Shares held in street name must be sold through your financial advisor or, if applicable, the processing organization.

o Your financial advisor or processing organization is responsible for making sure that sale requests are transmitted to Touchstone in proper form and in a timely manner.

*  SPECIAL TAX CONSIDERATION

Selling your shares in the High Yield Fund and the Core Bond Fund may cause you to incur a taxable gain or loss.

(!) INVESTOR ALERT: Unless otherwise specified, proceeds will be sent to the record owner at the address shown on Touchstone's records.

CONTINGENT DEFERRED SALES CHARGE ("CDSC") - CORE BOND FUND AND HIGH YIELD FUND

If you purchase $1 million or more Class A shares of the High Yield Fund or the Core Bond Fund at NAV, a CDSC of 1.00% may be charged on redemptions made within 1 year of your purchase. If you redeem Class B shares of the High Yield Fund within 1 year of your purchase, a CDSC of 5.00% will be charged. This charge will be incrementally reduced and after the 6th year there is no CDSC. If you redeem Class C shares of the High Yield Fund or the Core Bond Fund within 1 year of your purchase, a CDSC of 1.00% will be charged.

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The CDSC will not apply to redemptions of shares you received through reinvested dividends or capital gains distributions and may be waived under certain circumstances described below. The CDSC will be assessed on the lesser of your shares' NAV at the time of redemption or the time of purchase. The CDSC is paid to Touchstone to reimburse expenses incurred in providing distribution-related services to the Funds.

No CDSC is applied if:

o The redemption is due to the death or post-purchase disability of a shareholder

o The redemption is from a systematic withdrawal plan and represents no more than 10% of your annual account value

o The redemption is a benefit payment made from a qualified retirement plan, unless the redemption is due to termination of the plan or transfer of the plan to another financial institution

o The redemption is for a mandatory withdrawal from a traditional IRA account after age 70(1)/2

When we determine whether a CDSC is payable on a redemption, we assume that:

o     The redemption is made first from amounts not subject to a CDSC; then

o     From the earliest purchase payment(s) that remain invested in the Fund

The SAI contains further details about the CDSC and the conditions for waiving the CDSC.

SIGNATURE GUARANTEES

Some circumstances require that your request to sell shares be made in writing accompanied by an original Medallion Signature Guarantee. A Medallion Signature Guarantee helps protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. Some circumstances that may require an original Medallion Signature Guarantee include:

o     Proceeds from the sale of shares of $100,000 or more

o Proceeds to be paid when information on your investment application has been changed within the last 30 days (including a change in your name or your address, or the name or address of a payee)

o     Proceeds are being sent to an address other than the address of record

o Proceeds or shares are being sent/transferred from unlike registrations, such as from a joint account to an individual's account

o Sending proceeds via wire or ACH when bank instructions have been added or changed within 30 days of your redemption request

o Proceeds or shares are being sent/transferred between accounts with different account registrations

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MARKET TIMING POLICY

Market timing or excessive trading in accounts that you own or control may disrupt portfolio investment strategies, may increase brokerage and administrative costs, and may negatively impact investment returns for all shareholders, including long-term shareholders who do not generate these costs. In addition, there are specific risks that apply to investments in high yield securities that may impact the High Yield Fund. These include the risk that a high yield security may be so thinly traded that its price is stale, causing a fund that holds a large position of that security to be a target for market timers. The Funds will take reasonable steps to discourage excessive short-term trading and will not knowingly accommodate frequent purchases and redemptions of Fund shares by shareholders. The Board of Trustees has adopted the following policies and procedures with respect to market timing of the Funds by shareholders. The Funds will monitor selected trades on a daily basis in an effort to deter excessive short-term trading. If a Fund has reason to believe that a shareholder has engaged in excessive short-term trading, the Fund may ask the shareholder to stop such activities or restrict or refuse to process purchases or exchanges in the shareholder's accounts. While a Fund cannot assure the prevention of all excessive trading and market timing, by making these judgments the Fund believes it is acting in a manner that is in the best interests of its shareholders. However, because the Funds cannot prevent all market timing, shareholders may be subject to the risks described above.

Generally, a shareholder may be considered a market timer if he or she has (i) requested an exchange or redemption out of any of the Touchstone Funds within 2 weeks of an earlier purchase or exchange request out of any Touchstone Fund, or
(ii) made more than 2 "round-trip" exchanges within a rolling 90 day period. A "round-trip" exchange occurs when a shareholder exchanges from one Touchstone Fund to another Touchstone Fund and back to the original Touchstone Fund. If a shareholder exceeds these limits, the Funds may restrict or suspend that shareholder's exchange privileges and subsequent exchange requests during the suspension will not be processed. The Funds may also restrict or refuse to process purchases by the shareholder. These policies and procedures generally do not apply to purchases and redemptions of money market funds (except in the case of an exchange request into a Touchstone non-money market fund), exchanges between money market funds and systematic purchases and redemptions.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Funds for their customers in which transactions are placed. If a Fund identifies excessive trading in such an account, the Fund may instruct the intermediary to restrict the investor responsible for the excessive trading from further trading in the Fund. However, some omnibus accounts submit daily aggregate purchase and redemption orders reflecting the trade orders of multiple unidentified investors. In these situations, the Fund cannot monitor trading activity by individual shareholders who may be engaged in market timing.

The Funds apply these policies and procedures uniformly to all shareholders believed to be engaged in market timing or excessive trading. The Funds have no arrangements to permit any investor to trade frequently in shares of the Funds, nor will they enter into any such arrangements in the future.

HOUSEHOLDING POLICY

The Funds will send one copy of prospectuses and shareholder reports to households containing multiple shareholders with the same last name. This process, known as "householding," reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, call Touchstone at 1.800.543.0407 and we will begin separate mailings to you within 30 days of your request. If you or others in your household invest in the Funds through a broker or other financial institution, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

--------------------------------------------------------------------------------
INVESTING WITH TOUCHSTONE
--------------------------------------------------------------------------------

RECEIVING SALE PROCEEDS

CORE BOND FUND AND HIGH YIELD FUND. Touchstone will forward the proceeds of your sale to you (or to your financial advisor or processing organization) within 7 days (normally within 3 Business Days) after receipt of a proper request.

MONEY MARKET FUND AND U.S. GOVERNMENT MONEY MARKET FUND. Touchstone will forward the proceeds of your sale to you (or to your financial advisor or processing organization) within 3 Business Days (normally within 1 Business Day) after receipt of a proper request.

PROCEEDS SENT TO FINANCIAL ADVISORS AND PROCESSING ORGANIZATIONS. Proceeds that are sent to your financial advisor or processing organization will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial advisor or processing organization may benefit from the use of your money.

FUND SHARES PURCHASED BY CHECK. Shares purchased by check may be required to be on deposit for 15 days before a Fund will mail redemption proceeds. If you need your money sooner, you should purchase shares by bank wire.

REINSTATEMENT PRIVILEGE. You may, within 90 days of redemption, reinvest all or part of your sale proceeds by sending a written request and a check to Touchstone. If the redemption proceeds were from the sale of your Class A or Class B shares, you can reinvest into Class A shares of any Touchstone Fund at NAV. Reinvestment will be at the NAV next calculated after Touchstone receives your request. If the proceeds were from the sale of your Class C shares, you can reinvest those proceeds into Class C shares of any Touchstone Fund. If you paid a CDSC on the reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

*  SPECIAL TAX CONSIDERATION

You should contact your tax advisor if you use the Reinstatement Privilege

LOW ACCOUNT BALANCES. If your balance falls below the minimum amount required for your account, based on actual amounts you have invested (as opposed to a reduction from market changes), your account may be subject to an annual account maintenance fee or Touchstone may sell your shares and send the proceeds to you. This involuntary sale does not apply to retirement accounts or custodian accounts under the Uniform Gifts/Transfers to Minors Act ("UGTMA"). Touchstone will notify you if your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

DELAY OF PAYMENT. It is possible that payment of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

o When the NYSE or bond market is closed on days other than customary weekends and holidays

o     When trading on the NYSE or bond market is restricted

o When an emergency situation causes the Sub-Advisor to not be reasonably able to dispose of certain securities or to fairly determine the value of a Fund's net assets

o     During any other time when the SEC, by order, permits

REDEMPTION IN KIND. Under unusual circumstances, when the Board of Trustees deems it appropriate, a Fund may make payment for shares redeemed in portfolio securities of the Fund taken at current value.

--------------------------------------------------------------------------------
INVESTING WITH TOUCHSTONE
--------------------------------------------------------------------------------

PRICING OF FUND SHARES

Each Fund calculates its share price (also called NAV) by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at the next offering price (NAV plus a sales charge, if applicable) determined after Touchstone or its authorized agent receives your purchase or sale order in proper form.

CORE BOND FUND AND HIGH YIELD FUND. The value of the securities held by the Core Bond Fund and the High Yield Fund is determined as follows: (1) Securities that have readily available market quotations are priced according to the most recent bid price quoted by 1 or more of the major market makers; (2) Securities that do not have readily available market quotations, or securities for which the available market quotation is not reliable, are priced at their fair value using procedures approved by the Board of Trustees. The Funds may use fair value pricing if the value of a security has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets on which the security is traded. The Funds may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading. The use of fair value pricing has the effect of valuing a security based upon the price a Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. With respect to any portion of a Fund's assets that is invested in other mutual funds, that portion of the Fund's NAV is calculated based on the NAV of that mutual fund. The prospectus for the other mutual fund explains the circumstances and effects of fair value pricing for that fund.

MONEY MARKET FUND AND U.S. GOVERNMENT MONEY MARKET FUND. The Money Market Fund and the U.S. Government Money Market Fund each seek to maintain a constant share price of $1.00 per share by valuing investments on an amortized cost basis. Under the amortized cost method of valuation, each Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only United States dollar-denominated securities with maturities of 13 months or less and invests only in securities that meet its quality standards and present minimal credit risks. Each Fund's obligations are valued at original cost adjusted for amortization of premium or accumulation of discount, rather than at market value. This method should enable a Fund to maintain a stable NAV per share. However, there is no assurance that a Fund will be able to do so.

--------------------------------------------------------------------------------
DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

*  SPECIAL TAX CONSIDERATION

You should consult your tax advisor to address your own tax situation.

Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The table below outlines when dividends are distributed and paid by each Fund:


                                       DIVIDENDS DISTRIBUTED          DIVIDENDS PAID
-----------------------------------------------------------------------------------------
Core Bond Fund
High Yield Fund                              Monthly                     Monthly
-----------------------------------------------------------------------------------------
Money Market Fund
U.S. Government Money Market Fund            Daily                       Monthly
-----------------------------------------------------------------------------------------
Distributions of any capital gains earned by a Fund will be made at least annually.

TAX INFORMATION

DISTRIBUTIONS. Each Fund will make distributions that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest such dividends in additional shares of the Fund or choose to receive cash. It is not expected that any of the Funds' distributions will qualify for the qualified dividend income rate of 15% since the Funds' dividends are derived from interest. Some or all of a Fund's distributions from investments in U.S. Government securities may be exempt from state taxes.

ORDINARY INCOME. Net investment income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. The capital gains may be taxable at different rates depending upon how long the Fund holds it assets.

LONG-TERM CAPITAL GAINS. Long-term capital gains distributed to you are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares. The maximum individual tax rate on net long-term capital gains is 15%.

*  SPECIAL TAX CONSIDERATION

For federal income tax purposes, an exchange of shares is treated as a sale of the shares and a purchase of the shares you receive in exchange. Therefore, you may incur a taxable gain or loss in connection with the exchange.

BACKUP WITHHOLDING. A Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain distributions paid by the Funds during the prior taxable year.

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FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). The information was audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the Annual Report, which is available upon request.

CORE BOND FUND - CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------------------------

                                                                                       YEAR ENDED SEPTEMBER 30,
                                                              ----------------------------------------------------------------------
                                                                 2006          2005          2004          2003          2002
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year                          $    9.79     $    9.98     $   10.28     $   10.23     $   10.04
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                            0.41          0.34          0.35          0.34          0.44
  Net realized and unrealized gains (losses) on investments       (0.12)        (0.14)        (0.10)         0.09          0.21
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   0.29          0.20          0.25          0.43          0.65
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                            (0.41)        (0.36)        (0.35)        (0.34)        (0.46)
  Distributions in excess of net investment income                (0.01)        (0.03)        (0.02)           --            --
  Distributions from net realized gains                              --            --         (0.18)        (0.04)           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                               (0.42)        (0.39)        (0.55)        (0.38)        (0.46)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of year                                $    9.66     $    9.79     $    9.98     $   10.28     $   10.23
====================================================================================================================================
Total return(A)                                                    3.08%         2.01%         2.56%         4.31%         6.66%
====================================================================================================================================
Net assets at end of year (000's)                             $  57,009     $  59,034     $  60,554     $  41,787     $  42,530
====================================================================================================================================
Ratio of net expenses to average net assets                        0.90%         0.90%         0.90%         0.90%         0.90%
Ratio of net investment income to average net assets               4.24%         3.44%         3.35%         3.22%         4.37%
Portfolio turnover rate                                             237%          130%          139%          263%          205%

(A) Total returns shown exclude the effect of applicable sales loads.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CORE BOND FUND - CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------------------------

                                                                                       YEAR ENDED SEPTEMBER 30,
                                                              ----------------------------------------------------------------------
                                                                 2006            2005          2004          2003          2002
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year                          $    9.29       $    9.46     $    9.76     $    9.74     $    9.59
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                            0.31            0.25          0.28          0.24          0.37
  Net realized and unrealized gains (losses) on investments       (0.10)          (0.14)        (0.10)         0.09          0.17
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   0.21            0.11          0.18          0.33          0.54
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                            (0.31)          (0.25)        (0.28)        (0.27)        (0.39)
  Distributions in excess of net investment income                 0.00(B)        (0.03)        (0.02)           --            --
  Distributions from net realized gains                              --              --         (0.18)        (0.04)           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                               (0.31)          (0.28)        (0.48)        (0.31)        (0.39)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of year                                $    9.19       $    9.29     $    9.46     $    9.76     $    9.74
====================================================================================================================================
Total return(A)                                                    2.35%           1.19%         1.93%         3.47%         5.82%
====================================================================================================================================
Net assets at end of year (000's)                             $   2,165       $   1,743     $   2,232     $   1,871     $   2,421
====================================================================================================================================
Ratio of net expenses to average net assets                        1.65%           1.65%         1.65%         1.65%         1.65%
Ratio of net investment income to average net assets               3.50%           2.68%         2.62%         2.49%         3.70%
Portfolio turnover rate                                             237%            130%          139%          263%          205%

(A) Total returns shown exclude the effect of applicable sales loads.

(B) Amount rounds to less than $0.005.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HIGH YIELD FUND - CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        YEAR ENDED SEPTEMBER 30,
                                                              ----------------------------------------------------------------------
                                                                 2006          2005          2004          2003          2002
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year                          $    9.60     $    9.79     $    9.64     $    8.59     $    9.07
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                            0.66          0.67          0.72          0.75          0.72
  Net realized and unrealized gains (losses) on investments       (0.24)        (0.12)         0.23          1.04         (0.47)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   0.42          0.55          0.95          1.79          0.25
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                            (0.66)        (0.67)        (0.72)        (0.74)        (0.72)
  Distributions from net realized gains                           (0.05)        (0.07)        (0.08)           --         (0.01)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                               (0.71)        (0.74)        (0.80)        (0.74)        (0.73)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of year                                $    9.31     $    9.60     $    9.79     $    9.64     $    8.59
====================================================================================================================================
Total return(A)                                                    4.61%         5.78%        10.28%        21.60%         2.50%
====================================================================================================================================
Net assets at end of year (000's)                             $  76,754     $  73,120     $  64,826     $  52,822     $  24,609
====================================================================================================================================
Ratio of net expenses to average net assets                        1.05%         1.05%         1.05%         1.05%         1.05%
Ratio of net investment income to average net assets               7.01%         6.84%         7.46%         8.17%         7.79%
Portfolio turnover rate                                              39%           39%           44%           64%           53%

(A) Total returns shown exclude the effect of applicable sales loads.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HIGH YIELD FUND - CLASS B

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------------------------

                                                                                       YEAR ENDED SEPTEMBER 30,
                                                              ----------------------------------------------------------------------
                                                                 2006          2005          2004          2003          2002
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year                          $    9.58     $    9.78     $    9.63     $    8.59     $    9.08
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                            0.59          0.60          0.65          0.68          0.66
  Net realized and unrealized gains (losses) on investments       (0.23)        (0.14)         0.23          1.04         (0.48)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   0.36          0.46          0.88          1.72          0.18
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                            (0.59)        (0.59)        (0.65)        (0.68)        (0.66)
  Distributions from net realized gains                           (0.05)        (0.07)        (0.08)           --         (0.01)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                               (0.64)        (0.66)        (0.73)        (0.68)        (0.67)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of year                                $    9.30     $    9.58     $    9.78     $    9.63     $    8.59
====================================================================================================================================
Total return(A)                                                    3.94%         4.88%         9.46%        20.67%         1.80%
====================================================================================================================================
Net assets at end of year (000's)                             $   7,363     $   8,006     $   8,735     $   7,384     $   1,854
====================================================================================================================================
Ratio of net expenses to average net assets                        1.80%         1.80%         1.80%         1.80%         1.80%
Ratio of net investment income to average net assets               6.26%         6.10%         6.71%         7.31%         6.93%
Portfolio turnover rate                                              39%           39%           44%           64%           53%

(A) Total returns shown exclude the effect of applicable sales loads.


HIGH YIELD FUND - CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------------------------

                                                                                       YEAR ENDED SEPTEMBER 30,
                                                              ----------------------------------------------------------------------
                                                                 2006          2005          2004          2003          2002
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year                          $    9.59     $    9.79     $    9.64     $    8.60     $    9.09
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                            0.60          0.60          0.65          0.68          0.66
  Net realized and unrealized gains (losses) on investments       (0.24)        (0.13)         0.23          1.04         (0.48)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   0.36          0.47          0.88          1.72          0.18
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                            (0.59)        (0.60)        (0.65)        (0.68)        (0.66)
  Distributions from net realized gains                           (0.05)        (0.07)        (0.08)           --         (0.01)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                               (0.64)        (0.67)        (0.73)        (0.68)        (0.67)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of year                                $    9.31     $    9.59     $    9.79     $    9.64     $    8.60
====================================================================================================================================
Total return(A)                                                    3.94%         4.92%         9.45%        20.70%         1.74%
====================================================================================================================================
Net assets at end of year (000's)                             $   9,087     $  12,030     $  13,894     $  11,075     $     922
====================================================================================================================================
Ratio of net expenses to average net assets                        1.80%         1.80%         1.80%         1.80%         1.80%
Ratio of net investment income to average net assets               6.25%         6.09%         6.70%         7.23%         6.96%
Portfolio turnover rate                                              39%           39%           44%           64%           53%

(A) Total returns shown exclude the effect of applicable sales loads.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

MONEY MARKET FUND - CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 YEAR ENDED SEPTEMBER 30,
                                                       -----------------------------------------------------------------------------
                                                          2006          2005          2004          2003          2002
------------------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of year                   $   1.000     $   1.000     $   1.000     $   1.000     $   1.000
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                    0.040         0.021         0.007         0.010         0.020
  Net realized gains (losses) on investments                  --            --        (0.000)(A)     0.000(A)      0.000(A)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           0.040         0.021         0.007         0.010         0.020
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                    (0.040)       (0.021)       (0.007)       (0.010)       (0.020)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of year                         $   1.000     $   1.000     $   1.000     $   1.000     $   1.000
====================================================================================================================================
Total return                                                4.05%         2.15%         0.69%         0.98%         2.05%
====================================================================================================================================
Net assets at end of year (000's)                      $  53,894     $  49,564     $  76,650     $ 122,173     $ 114,132
====================================================================================================================================
Ratio of net expenses to average net assets                 0.85%         0.85%         0.85%         0.76%         0.65%
Ratio of net investment income to average net assets        3.99%         2.03%         0.66%         0.96%         1.96%

(A) Amount rounds to less than $0.0005.


U.S. GOVERNMENT MONEY MARKET FUND

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 YEAR ENDED SEPTEMBER 30,
                                                       -----------------------------------------------------------------------------
                                                          2006          2005          2004          2003          2002
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year                   $   1.000     $   1.000     $   1.000     $   1.000     $   1.000
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                    0.038         0.018         0.003         0.004         0.010
  Net realized gains (losses) on investments                  --            --        (0.000)(A)     0.000(A)      0.000(A)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           0.038         0.018         0.003         0.004         0.010
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                    (0.038)       (0.018)       (0.003)       (0.004)       (0.010)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of year                         $   1.000     $   1.000     $   1.000     $   1.000     $   1.000
====================================================================================================================================
Total return                                                3.85%         1.81%         0.27%         0.44%         1.03%
====================================================================================================================================
Net assets at end of year (000's)                      $  20,173     $  21,515     $  50,139     $  73,414     $  82,332
====================================================================================================================================
Ratio of net expenses to average net assets                 0.95%         0.95%         0.95%         0.95%         0.95%
Ratio of net investment income to average net assets        3.78%         1.59%         0.24%         0.45%         1.02%

(A) Amount rounds to less than $0.0005.

TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.
303 Broadway, Suite 1100
Cincinnati, OH 45202-4203
1.800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.
303 Broadway, Suite 1100
Cincinnati, OH 45202-4203

TRANSFER AGENT
Integrated Investment Services, Inc.
P.O. Box 5354
Cincinnati, OH 45201-5354

SHAREHOLDER SERVICE
1.800.543.0407

A Member of Western & Southern Financial Group(R)

The following are federal trademark registrations and applications owned by IFS Financial Services, Inc., a member of Western & Southern Financial Group(R):
Touchstone, Touchstone Funds, Touchstone Investments, Touchstone Family of Funds and Touchstone Select.

For investors who want more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed information about the Funds and is legally a part of this Prospectus.

ANNUAL/SEMIANNUAL REPORTS ("FINANCIAL REPORTS"): The Funds' Financial Reports provide additional information about the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

You can get free copies of the SAI, the Financial Reports, other information and answers to your questions about the Funds by contacting your financial advisor, or the Funds at:

Touchstone Investments
P.O. Box 5354
Cincinnati, Ohio 45201-5354
1.800.543.0407

The SAI and Financial Reports are also available on the touchstone investments website at http://www.touchstoneinvestments.com

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can receive information about the operation of the Public Reference Room by calling the SEC at 1.202.551.8090.

Reports and other information about the Funds are available on the EDGAR database of the SEC's internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act file no. 811-2538

--------------------------------------------------------------------------------
                                                                FEBRUARY 1, 2007





PROSPECTUS
--------------------------------------------------------------------------------


TOUCHSTONE INVESTMENT TRUST

Institutional Money Market Fund













--------------------------------------------------------------------------------


TOUCHSTONE                                          FORT WASHINGTON
INVESTMENTS                                     INVESTMENT ADVISORS INC.


The Securities and Exchange Commission has not approved the Fund's shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

PROSPECTUS                                                      FEBRUARY 1, 2007

TOUCHSTONE INVESTMENTS


INSTITUTIONAL MONEY MARKET FUND

The Institutional Money Market Fund (the "Fund") is a series of the Touchstone Investment Trust (the "Trust"), a group of taxable bond and money market mutual funds. The Trust is part of the Touchstone(R) Funds that also includes Touchstone Strategic Trust, a group of equity mutual funds, Touchstone Tax-Free Trust, a group of tax-free bond and money market mutual funds, Touchstone Variable Series Trust, a group of variable series funds, Touchstone Funds Group Trust (formerly Constellation Funds), a group of equity and bond mutual funds and Constellation Institutional Portfolios, a group of institutional equity funds.Each Touchstone Fund has a different investment goal and risk level. For information about the Fund, call Touchstone at 1.800.543.0407.

The Fund is managed by Touchstone Advisors, Inc. ("Touchstone Advisors"). Touchstone Advisors has selected Fort Washington Investment Advisors, Inc. (the "Sub-Advisor" or "Fort Washington") to manage the Fund's investments on a daily basis.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            Page
--------------------------------------------------------------------------------
Institutional Money Market Fund                                                2
--------------------------------------------------------------------------------
Investment Strategies and Risks                                                5
--------------------------------------------------------------------------------
The Fund's Management                                                          7
--------------------------------------------------------------------------------
Investing in the Fund                                                          9
--------------------------------------------------------------------------------
Distributions and Taxes                                                       16
--------------------------------------------------------------------------------
Financial Highlights                                                          17
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT GOAL

The Fund seeks high current income, consistent with the protection of capital. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in U.S. Government securities and high-quality money market instruments rated in the top two rating categories. The Fund's investments may include:

      o Bank obligations, including certificates of deposit, bankers' acceptances and time deposits

      o U.S. Government securities issued directly by the U.S. Treasury or by agencies of the U.S. Government

      o     Short-term corporate debt securities

      o     Short-term municipal securities

      o     Variable and floating rate securities

      o     Repurchase agreements

The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and purchases only United States dollar-denominated securities with maturities of 13 months or less. The Fund is also subject to quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940.

THE KEY RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC"), the U.S. Treasury or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. This could cause the value of the Fund's shares to decrease.

The Fund's yield may decrease

      o     If interest rates decrease

      o If issuers are unable to make timely payments of interest or principal

While some of the U.S. Government securities held by the Fund are backed by the full faith and credit of the U.S. Government, others are supported only by the credit of the government agency issuing the security. The Fund may not be able to make a claim against the U.S. Government if the agency issuing the security does not meet its obligations. Securities backed by the full faith and credit of the U.S. Government include Treasury bills, Treasury notes, Treasury bonds, Government National Mortgage Association ("GNMA") securities and Overseas Private Investment Corporation ("OPIC") securities. Securities backed only by the credit of the government agency issuing the security include securities issued by the Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Government Loan Mortgage Corporation ("FGLMC"), Student Loan Marketing Association ("SLMA"), Small Business Administration ("SBA") and Tennessee Valley Authority ("TVA").

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INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

As with any money market fund, there is no guarantee that the Fund will achieve its goal or maintain a constant share price of $1.00 per share.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

THE FUND'S PERFORMANCE

The bar chart and table below give some indication of the risks of investing in the Fund by showing the Fund's performance for each of the last 10 calendar years. Prior to August 1, 2005, the Fund was known as the Touchstone Institutional U.S. Government Money Market Fund.

The Fund's past performance does not necessarily indicate how it will perform in the future.

INSTITUTIONAL MONEY MARKET FUND TOTAL RETURNS


1997                   5.22%                    Best Quarter:
1998                   5.22%                    4th Quarter 2000          +1.57%
1999                   4.86%
2000                   6.10%                    Worst Quarter:
2001                   4.00%                    2nd Quarter 2004          +0.18%
2002                   1.55%
2003                   0.94%
2004                   1.04%
2005                   2.98%
2006                   4.99%


To obtain current yield information, call 1.800.543.0407 or visit our website at www.touchstoneinvestments.com.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                        1 YEAR        5 YEARS         10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND          4.99%         2.29%           3.67%
--------------------------------------------------------------------------------

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INSTITUTIONAL MONEY MARKET FUND
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THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                                      SHAREHOLDER FEES
                                                         (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
----------------------------------------------------------------------------------------------------------
                                                        There are no shareholder transaction fees.
----------------------------------------------------------------------------------------------------------

                                                                ANNUAL FUND OPERATING EXPENSES
                                                                 (EXPENSES THAT ARE DEDUCTED
                                                                       FROM FUND ASSETS)
----------------------------------------------------------------------------------------------------------
Management Fees                                                            0.20%
----------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  0.00%
----------------------------------------------------------------------------------------------------------
Other Expenses(1)                                                          0.45%
----------------------------------------------------------------------------------------------------------
     Administration Fees                                                           0.20%
----------------------------------------------------------------------------------------------------------
     Other Expenses                                                                0.25%
----------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(1)                                    0.65%
----------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(2)                                 0.45%
----------------------------------------------------------------------------------------------------------
NET EXPENSES                                                               0.20%
----------------------------------------------------------------------------------------------------------

(1) "Other Expenses" and "Total Annual Fund Operating Expenses" are based upon the actual operating history for the fiscal year ended September 30, 2006, except they have been restated to reflect an increase in expenses due to the new 0.20% administration fee payable to Touchstone Advisors for providing administrative services to the Fund, effective January 1, 2007.

(2) Under the Expense Limitation Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 0.20%. This expense limitation will remain in effect until at least January 1, 2008.

EXAMPLE. The following example should help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 YEAR            3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------
            $  20            $  163             $ 318             $ 768
--------------------------------------------------------------------------------

The example for the 3, 5 and 10 year periods is calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the Expense Limitation Agreement with Touchstone Advisors for periods after year 1.

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INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

CAN THE FUND DEPART FROM ITS NORMAL STRATEGIES?

The Fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic, political or other conditions, including conditions when the Sub-Advisor is unable to identify attractive investment opportunities. During these times, the Fund may not achieve its investment goal.

CAN THE FUND CHANGE ITS INVESTMENT GOAL WITHOUT SHAREHOLDER APPROVAL?

The Fund may change its investment goal by a vote of the Board of Trustees without shareholder approval. You would be notified at least 30 days before any change takes effect.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

MONEY MARKET INSTRUMENTS include:

      o     Bank obligations

      o     Short-term corporate debt securities

      o     Short-term municipal securities

      o     Variable and floating rate securities

      o     Repurchase agreements

BANK OBLIGATIONS include:

      o Certificates of deposit, which are issued by banks in exchange for the deposit of funds and have penalties for early withdrawal

      o Bankers' acceptances, which are bills of exchange used by corporations to finance the shipment and storage of goods and to furnish dollar exchange

      o Time deposits, which are deposits in a bank that earn a specified interest rate over a given period of time

REPURCHASE AGREEMENTS are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. Government, its agencies and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than 7 days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

U.S. GOVERNMENT SECURITIES include:

      o Securities issued directly by the U.S. Treasury such as Treasury bills, notes and bonds

      o Securities issued by agencies or instrumentalities of the U.S. Government, such as the GNMA, FNMA, FHLMC, FGLMC, SLMA, SBA, TVA and OPIC

      o     U.S. Treasuries issued without interest coupons ("STRIPS")

      o Inflation-indexed bonds issued by the U.S. Treasury which have their principal value periodically adjusted to the rate of inflation

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, meaning that payment of principal and interest is guaranteed by the U.S. Government. Other U.S. Government securities are backed only by the credit of the agency or instrumentality issuing the security, which may include the right of the issuer to borrow from the U.S. Treasury. Securities backed by the full faith and credit of the U.S. Government include Treasury bills, Treasury notes, Treasury bonds, GNMA securities and OPIC securities. Securities backed only by the credit of the government agency issuing the security include securities issued by the FNMA, FHLMC, FGLMC, SLMA, SBA and TVA.

CORPORATE DEBT SECURITIES are obligations of a corporation to pay interest and repay principal. Corporate debt securities include commercial paper and corporate notes.

MUNICIPAL SECURITIES are issued to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to lend money to other public institutions. The two types of municipal securities are general obligation bonds and revenue bonds. General obligation bonds are secured by the issuer's full faith and credit and taxing power, while revenue bonds are backed only by the revenues of the specific project.

VARIABLE AND FLOATING RATE SECURITIES are securities with interest rates that are adjusted when a specific interest rate index changes (floating rate securities) or on a schedule (variable rate securities).

ASSET-BACKED SECURITIES represent groups of other assets, for example, credit card receivables that are combined or pooled for sale to investors.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

INTEREST RATE RISK. The Fund's yield will vary from day to day due to changes in interest rates. Generally, the Fund's yield will increase when interest rates increase and will decrease when interest rates decrease.

CREDIT RISK. The securities in the Fund's portfolio are subject to the possibility that a deterioration in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due.

WHERE CAN I FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS DISCLOSURE POLICIES?

A description of the Fund's policies and procedures for disclosing portfolio securities to any person is available in the Statement of Additional Information ("SAI").

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THE FUND'S MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

TOUCHSTONE ADVISORS, INC. ("TOUCHSTONE ADVISORS")
303 BROADWAY, SUITE 1100, CINCINNATI, OH 45202-4203

Touchstone Advisors has been a registered investment advisor since 1994. As of December 31, 2006, Touchstone Advisors had approximately $7.8 billion in assets under management.

Touchstone Advisors is responsible for selecting the Fund's Sub-Advisor, subject to approval by the Board of Trustees. Touchstone Advisors selects a sub-advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating the Sub-Advisor, including:

      o     Level of knowledge and skill

      o     Performance as compared to its peers or benchmark

      o     Consistency of performance over 5 years or more

      o     Level of compliance with investment rules and strategies

      o     Employees, facilities and financial strength

      o     Quality of service

Touchstone Advisors will also continually monitor the performance of the Sub-Advisor through various analyses and through in-person, telephone and written consultations with the Sub-Advisor. Touchstone Advisors discusses its expectations for performance with the Sub-Advisor. Touchstone Advisors provides evaluations and recommendations to the Board of Trustees, including whether or not the Sub-Advisor's contract should be renewed, modified or terminated.

The SEC has granted an exemptive order that permits the Trust or Touchstone Advisors, under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. The Fund must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Touchstone Funds. Shareholders of the Fund will be notified of any changes in its Sub-Advisor.

Touchstone Advisors is also responsible for running all of the operations of the Fund, except those that are subcontracted to the Sub-Advisor, custodian, transfer agent, sub-administrative agent, or other parties. These may be affiliates of Touchstone Advisors. The Fund pays Touchstone Advisors a fee for its services. Out of this fee Touchstone Advisors pays the Sub-Advisor a fee for its services. The fee paid to Touchstone Advisors by the Fund during its most recent fiscal year was 0.20% of its average daily net assets. A discussion of the basis for the Board of Trustees' approval of the Fund's advisory agreement can be found in the Trust's March 31, 2007 Semiannual Report.

--------------------------------------------------------------------------------
THE FUND'S MANAGEMENT
--------------------------------------------------------------------------------

SUB-ADVISOR

FORT WASHINGTON INVESTMENT ADVISORS, INC. (THE "SUB-ADVISOR" OR "FORT
WASHINGTON")
303 BROADWAY, SUITE 1200, CINCINNATI, OH 45202-4203

Fort Washington has been a registered investment advisor since 1990 and provides investment advisory services to individuals, institutions, mutual funds and variable annuity products. Fort Washington makes the daily decisions regarding buying and selling specific securities for the Fund, according to the Fund's investment goals and strategies.

John J. Goetz, CFA, is primarily responsible for managing the Fund's portfolio and has managed the Fund since its inception. Mr. Goetz has been a Vice President and Senior Portfolio Manager of Fort Washington since 2000 and was employed by the Trust's previous investment advisor from 1981 until 2000. Jay M. Devine is the secondary manager of the Fund and has managed the Fund since September 2001. Mr. Devine began working at Fort Washington in July 2000 as a Money Market Analyst and was named Portfolio Manager in September 2001.

The SAI contains additional information about each portfolio manager's compensation structure, other managed accounts and ownership of securities in the Fund.

The fee paid by Touchstone Advisors to Fort Washington during the most recent fiscal year was 0.05% of the Fund's average daily net assets. A discussion of the basis for the Board of Trustees' approval of the Fund's sub-advisory agreement can be found in the Trust's March 31, 2007 Semiannual Report.

Fort Washington is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Fort Washington as the Fund's Sub-Advisor. The Board of Trustees reviews Touchstone Advisors' decisions, with respect to the retention of Fort Washington, to reduce the possibility of a conflict of interest situation.

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INVESTING IN THE FUND
--------------------------------------------------------------------------------

OPENING AN ACCOUNT

Please read this Prospectus carefully and then determine how much you want to invest. You may purchase shares directly through the Fund or through your financial advisor. In any event, you must complete an investment application. You may obtain an investment application from the Fund, from your financial advisor, or by visiting the touchstoneinvestments.com website. Check below to find the minimum investment requirements and ways to purchase shares in the Fund.

You may purchase shares in the Fund on a day when either the bond market or the New York Stock Exchange ("NYSE") is open for trading ("Business Day"). For more information about how to purchase shares, call the Fund at 1.800.543.0407.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING AN ACCOUNT. Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account or others who may be authorized to open an account. What this means for you: When you open an account, we will ask for your name, permanent street address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. Corporate, trust and other institutional accounts may require additional documentation. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the price determined at the end of business (usually 4:00 p.m. eastern time ("ET")) on the day your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

MINIMUM INVESTMENT REQUIREMENTS. The minimum initial investment in the Fund is $500,000. The Fund may change the initial investment minimum at any time. If your balance falls below the minimum amount required for your account, based on actual amounts you have invested (as opposed to a reduction from market changes), your account may be subject to an annual account maintenance fee or the Fund may sell your shares and send the proceeds to you. The Fund will notify you if your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

PURCHASING YOUR SHARES

BY WIRE

o You may open an account by purchasing shares by wire transfer. Call the Fund at 1.800.543.0407 for wire instructions.

o The Fund will not process wire purchases until it receives a completed investment application.

o There is no charge from the Fund to make a wire purchase. Your bank, financial institution or processing organization may charge a fee for wire purchases.

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INVESTING IN THE FUND
--------------------------------------------------------------------------------

BY MAIL OR THROUGH YOUR FINANCIAL ADVISOR

o You may invest directly through the Fund or through your financial advisor.

o Please make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to Touchstone Investments. We do not accept third party checks for initial investments.

o     Send your check with the completed investment application either:

      o     By regular mail to the Fund at P.O. Box 5354, Cincinnati, Ohio
            45201-5354;

      o By overnight mail to the Fund at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202-4203; or

      o     To your financial advisor.

o Your application will be processed subject to your check clearing. If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

THROUGH PROCESSING ORGANIZATIONS

o You may also purchase shares of the Fund through a "processing organization," (e.g., a mutual fund supermarket) that is a broker-dealer, bank or other financial institution that purchases shares for its customers. The Fund has authorized certain processing organizations to receive purchase and sale orders on its behalf. Before investing in the Fund through a processing organization, you should read any materials provided by the processing organization together with this Prospectus. When shares are purchased this way, there may be various differences. The processing organization may:

      o     Charge a fee for its services

      o     Act as the shareholder of record of the shares

      o     Set different minimum initial and additional investment requirements

      o     Impose other charges and restrictions

      o Designate intermediaries to accept purchase and sales orders on the Fund's behalf

o The Fund considers a purchase or sales order as received when an authorized processing organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's net asset value ("NAV") next computed after such order is received in proper form.

o Shares held through a processing organization may be transferred into your name following procedures established by your processing organization and the Fund. Certain processing organizations may receive compensation from the Fund, Touchstone Securities, Touchstone Advisors or their affiliates.

o It is the responsibility of the processing organization to transmit properly completed orders so that they will be received by the Fund in a timely manner.

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INVESTING IN THE FUND
--------------------------------------------------------------------------------

ADDING TO YOUR ACCOUNT

BY WIRE

o     Contact the Fund at 1.800.543.0407 for wire instructions.

o     Your bank may charge a fee for handling wire transfers.

BY MAIL

o Complete the investment form provided at the bottom of a recent account statement.

o Make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to Touchstone Investments.

o     Write your account number on the check.

o     Send your check and investment form either:

      o     By regular mail to the Fund at P.O. Box 5354, Cincinnati, Ohio
            45201-5354;

      o By overnight mail to the Fund at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202-4203; or

      o By mail to your financial advisor at the address printed on your account statement. Your financial advisor is responsible for forwarding payment promptly to the Fund.

o If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

PROCESSING PURCHASE ORDERS

If you notify the Fund by 3:30 p.m. ET that you are placing a wire purchase order and send your wire to the Fund before the close of the Federal Reserve wire transfer system that Business Day, you will be entitled to receive that day's dividend. If the Fund does not receive your wire by the close of the Federal Reserve wire transfer system on the day you place your order, your purchase will be canceled and you will be responsible for any resulting loss or fees incurred by the Fund.

If you did not notify the Fund by 3:30 p.m. ET that you are placing a wire purchase order and the Fund receives your wire purchase order after 3:30 p.m. ET, but before 4:00 p.m. ET, it will be processed at that day's NAV, but dividends will not be earned until the following Business Day. If the Fund receives a wire purchase order after 4:00 p.m. ET, it will be processed at the NAV next determined on the following Business Day and dividends will not be earned until the following Business Day.

Direct purchase orders received by the Fund, or its authorized agent, by 4:00 p.m. ET are processed at that day's NAV. Direct purchase orders received by the Fund, or its authorized agent, after 4:00 p.m. ET are processed at the NAV next determined on the following Business Day.

It is the responsibility of the Fund's authorized agent to transmit orders that will be received by the Fund in proper form and in a timely manner. If the NYSE closes early or the Bond Market Association recommends that the securities markets close early, the time that your purchase order must be received may be earlier.

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INVESTING IN THE FUND
--------------------------------------------------------------------------------

SELLING YOUR SHARES

You may sell some or all of your shares on any Business Day. If the Fund, or its authorized agent, receives your request in proper form by 3:30 p.m. ET, you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated. If the NYSE closes early or the Bond Market Association recommends that the securities markets close early, the time that your sale request must be received may be earlier.

BY TELEPHONE

o You can sell your shares by telephone, unless you have specifically declined this option. If you do not wish to have this ability, you must mark the appropriate section of the investment application.

o     To sell your shares by telephone, call the Fund at 1.800.543.0407.

o If we receive your sale request by 3:30 p.m. ET, the sale of your shares will be processed at the next determined NAV on that Business Day. Otherwise it will occur on the next Business Day.

o The proceeds of sales of shares in the Fund may be wired to you on the same day of your telephone request, if your request is properly made by 3:30 p.m. ET.

o Interruptions in telephone service could prevent you from selling your shares by telephone when you want to. When you have difficulty making telephone sales, you should mail to the Fund (or send by overnight delivery) a written request for the sale of your shares.

o In order to protect your investment assets, the Fund will only follow instructions received by telephone that are communicated by authorized persons. However, there is no guarantee that the instructions relied upon will always be genuine and the Fund will not be liable, in those cases. The Fund has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case, it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures may include:

      o     Requiring personal identification

      o Making checks payable only to the owner(s) of the account shown on the Fund's records

      o Mailing checks only to the account address shown on the Fund's records

      o     Directing wires only to the bank account shown on the Fund's records

      o Providing written confirmation for transactions requested by telephone

      o     Digitally recording instructions received by telephone

BY WIRE

o Complete the appropriate information in the "Federal Fund Wiring Instructions" section of the investment application.

o Redemption proceeds will only be wired to a previously authorized commercial bank or brokerage firm in the United States.

o The Fund does not charge a fee for wire redemptions. Your bank, financial advisor or processing organization may charge a fee.

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INVESTING IN THE FUND
--------------------------------------------------------------------------------

BY MAIL

o     Write to the Fund.

o     Indicate the number of shares or dollar amount to be sold.

o     Include your name and account number.

o Sign your request exactly as your name appears on your investment application.

o You may be required to have your signature guaranteed (see "Signature Guarantees" in this Prospectus for more information).

THROUGH YOUR FINANCIAL ADVISOR OR PROCESSING ORGANIZATION

o You may also sell shares by contacting your financial advisor or processing organization, which may charge you a fee for this service. Shares held in street name must be sold through your financial advisor or, if applicable, the processing organization.

o Your financial advisor or processing organization is responsible for making sure that sale requests are transmitted to the Fund in proper form and in a timely manner.

^ INVESTOR ALERT: Unless otherwise specified, proceeds will be sent to the record owner at the address shown on the Fund's records.

RECEIVING SALE PROCEEDS

The Fund will forward the proceeds of your sale to you (or to your financial advisor or processing organization) within 3 Business Days (normally within 1 Business Day) after receipt of a proper request.

PROCEEDS SENT TO FINANCIAL ADVISORS OR PROCESSING ORGANIZATIONS. Proceeds that are sent to your financial advisor or processing organization will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial advisor or processing organization may benefit from the use of your money.

FUND SHARES PURCHASED BY CHECK. Shares purchased by check may be required to be on deposit for 10 days before the Fund will mail redemption proceeds. If you need your money sooner, you should purchase shares by wire transfer.

DELAY OF PAYMENT. It is possible that payment of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

      o When the NYSE or bond market is closed on days other than customary weekends and holidays

      o     When trading on the NYSE or bond market is restricted

      o When an emergency situation causes the Sub-Advisor to not be reasonably able to dispose of certain securities or to fairly determine the value of the Fund's net assets

      o     During any other time when the SEC, by order, permits

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INVESTING IN THE FUND
--------------------------------------------------------------------------------

SIGNATURE GUARANTEES

Some circumstances require that your request to sell shares be made in writing accompanied by an original Medallion Signature Guarantee. A Medallion Signature Guarantee helps protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. Some circumstances that may require an original Medallion Signature Guarantee include:

      o     Proceeds from a written request to sell shares of $100,000 or more

      o Proceeds to be paid when information on your investment application has been changed within the last 30 days (including a change in your name or your address, or the name or address of a payee)

      o Proceeds are being sent to an address other than the address of record

      o Proceeds or shares are being sent/transferred from unlike registrations, such as from a joint account to an individual's account

      o Sending proceeds via wire or ACH when bank instructions have been added or changed within 30 days of your redemption request

      o Proceeds or shares are being sent/transferred between accounts with different account registrations

DISTRIBUTION ARRANGEMENTS

12B-1 DISTRIBUTION PLAN. The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (referred to as the "1940 Act") for its shares. The plan allows the Fund to pay an annual fee of up to 0.10% of its average daily net assets for the sale and distribution of shares. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges. The Fund does not currently intend to charge any distribution fees.

DEALER COMPENSATION. Touchstone Securities, the Trust's principal underwriter, at its expense (from a designated percentage of its income) currently provides additional compensation to certain dealers. Touchstone Securities pursues a focused distribution strategy with a limited number of dealers who have sold shares of the Fund or other Touchstone Funds. Touchstone Securities reviews and makes changes to the focused distribution strategy on a continual basis. These payments are generally based on a pro rata share of a dealer's sales. Touchstone Securities may also provide compensation in connection with conferences, sales or training programs for employees, seminars for the public, advertising and other dealer-sponsored programs. Touchstone Advisors, at its expense, may also provide additional compensation to certain affiliated and unaffiliated dealers, financial intermediaries or service providers for distribution, administrative and/or shareholder servicing activities. Touchstone Advisors may also reimburse Touchstone Securities for making these payments.

MARKET TIMING POLICY

The Touchstone Funds have adopted policies and procedures with respect to market timing of the Funds by shareholders. These policies generally do not apply to purchases and redemptions of money market funds and exchanges between money market funds. Since the Fund is a money market fund and does not have any exchange privileges, these policies do not apply to the Fund.

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INVESTING IN THE FUND
--------------------------------------------------------------------------------

HOUSEHOLDING POLICY

The Fund will send one copy of prospectuses and shareholder reports to households containing multiple shareholders with the same last name. This process, known as "householding," reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, call the Fund at 1.800.543.0407 and we will begin separate mailings to you within 30 days of your request. If you or others in your household invest in the Fund through a broker or other financial institution, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

PRICING OF FUND SHARES

The Fund calculates its NAV per share by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at the next NAV determined after the Fund or its authorized agent receives your purchase or sale order in proper form. The Fund's NAV is normally determined at 4:00 p.m. ET every Business Day. If the NYSE closes early or the Bond Market Association recommends that the securities markets close early, the Fund's shares may be priced earlier.

The Fund seeks to maintain a constant share price of $1.00 per share by valuing investments on an amortized cost basis. Under the amortized cost method of valuation, the Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only United States dollar-denominated securities with maturities of 13 months or less and invests only in securities that meet its quality standards and present minimal credit risks. The Fund's obligations are valued at original cost adjusted for amortization of premium or accumulation of discount, rather than at market value. This method should enable the Fund to maintain a stable NAV per share. However, there is no assurance that the Fund will be able to do so.

REDEMPTION IN KIND

Under unusual circumstances, when the Board of Trustees deems it appropriate, the Fund may make payment for shares redeemed in portfolio securities of the Fund taken at current value.

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DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

*  SPECIAL TAX CONSIDERATION

You should consult your tax advisor to address your own tax situation.

The Fund intends to distribute to its shareholders substantially all of its income and any capital gains. The Fund's dividends will be distributed daily and paid monthly. Dividends and capital gains will be automatically invested in the Fund, unless you indicate otherwise on your investment application.

TAX INFORMATION

DISTRIBUTIONS. The Fund will make distributions that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest such dividends in additional shares of the Fund or choose to receive cash. The Fund expects that its distributions will primarily consist of investment income. Some or all of the Fund's distributions from investments in U.S. Government securities may be exempt from state taxes.

ORDINARY INCOME. Net investment income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

BACKUP WITHHOLDING. The Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain distributions paid by the Fund during the prior taxable year.

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FINANCIAL HIGHLIGHTS
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The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represents the rate an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information was audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

INSTITUTIONAL MONEY MARKET FUND

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------------------------

                                                                     YEAR ENDED SEPTEMBER 30,
                                                      ------------------------------------------------------------------------------
                                                         2006           2005           2004             2003             2002
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year                  $    1.000     $    1.000     $    1.000       $    1.000       $    1.000
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                    0.046          0.023          0.008            0.011            0.018
  Net realized gains (losses) on investments                  --             --          0.000(A)         0.000(A)        (0.000)(A)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           0.046          0.023          0.008            0.011            0.018
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                    (0.046)        (0.023)        (0.008)          (0.011)          (0.018)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of year                        $    1.000     $    1.000     $    1.000       $    1.000       $    1.000
====================================================================================================================================
Total return                                                4.67%          2.36%          0.86%            1.05%            1.81%
====================================================================================================================================
Net assets at end of year (000's)                     $  415,590     $  356,378     $   41,569       $   51,336       $   55,038
====================================================================================================================================
Ratio of net expenses to average net assets                 0.20%          0.26%          0.40%            0.40%            0.40%
Ratio of net investment income to average net assets        4.61%          3.02%          0.80%            1.07%            1.83%

(A)   Amount rounds to less than $0.0005.

TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.
303 Broadway, Suite 1100
Cincinnati, OH  45202-4203
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.
303 Broadway, Suite 1100
Cincinnati, OH 45202-4203

TRANSFER AGENT
Integrated Investment Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICES
1.800.543.0407

A Member of Western & Southern Financial Group(R)

The following are federal trademark registrations and applications owned by IFS Financial Services, Inc., a member of Western & Southern Financial Group(R):
Touchstone, Touchstone Funds, Touchstone Investments, Touchstone Family of Funds and Touchstone Select.

--------------------------------------------------------------------------------

For investors who want more information about the Fund, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed information about the Fund and is legally a part of this Prospectus.

ANNUAL/SEMIANNUAL REPORTS ("FINANCIAL REPORTS"): The Fund's Financial Reports provide additional information about the Fund's investments.

You can get free copies of the SAI, the Financial Reports, other information and answers to your questions about the Fund by contacting your financial advisor, or the Fund at:

Touchstone Investments
P.O. Box 5354
Cincinnati, Ohio 45201-5354
1.800.543.0407

The SAI and Financial Reports are also available on the touchstone investments website at http://www.touchstoneinvestments.com.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can receive information about the operation of the Public Reference Room by calling the SEC at 1.202.551.8090.

Reports and other information about the Fund are available on the EDGAR database of the SEC's internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act file no. 811-2538

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                                                                FEBRUARY 1, 2007





PROSPECTUS
--------------------------------------------------------------------------------

TOUCHSTONE INVESTMENT TRUST

Touchstone High Yield Fund - Class Y Shares

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TOUCHSTONE
INVESTMENTS

The Securities and Exchange Commission has not approved the Fund's shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

PROSPECTUS                                                      FEBRUARY 1, 2007

TOUCHSTONE INVESTMENTS

TOUCHSTONE HIGH YIELD FUND - CLASS Y SHARES

The High Yield Fund (the "Fund") is a series of Touchstone Investment Trust (the "Trust"), a group of taxable bond and money market mutual funds. The Trust is part of the Touchstone(R) Funds that also includes Touchstone Strategic Trust, a group of equity mutual funds, Touchstone Tax-Free Trust, a group of tax-free bond and money market mutual funds, Touchstone Variable Series Trust, a group of variable series funds, Touchstone Funds Group Trust (formerly Constellation Funds), a group of equity and bond mutual funds and Constellation Institutional Portfolios, a group of institutional equity funds. Each Touchstone Fund has a different investment goal and risk level. For further information about the Touchstone Funds, contact Touchstone at 1.800.543.0407.

The Fund is managed by Touchstone Advisors, Inc. ("Touchstone Advisors"). Touchstone Advisors has selected Fort Washington Investment Advisors, Inc. (the "Sub-Advisor" or "Fort Washington") to manage the Fund's investments on a daily basis.

TABLE OF CONTENTS

                                                                            Page
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High Yield Fund                                                                2
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Investment Strategies and Risks                                                5
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The Fund's Management                                                          9
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Investing With Touchstone                                                     11
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Distributions and Taxes                                                       19
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Financial Highlights                                                          20
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HIGH YIELD FUND
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT GOAL

The High Yield Fund seeks to achieve a high level of income as its main goal. Capital appreciation is a secondary consideration.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily, under normal circumstances, in non-investment grade debt securities (at least 80% of assets). Shareholders will be provided with at least 60 days' prior notice of any change in this policy. The Fund generally invests in non-investment grade debt securities of domestic corporations. Non-investment grade debt securities are often referred to as "junk bonds" and are considered speculative. The Fund expects to have an average maturity of between 6 and 10 years, but it may vary to between 4 and 12 years.

In selecting securities for the Fund, the Sub-Advisor analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that exhibit stability and predictability. Having developed certain industry biases resulting from the current macroeconomic environment, the Sub-Advisor implements a process of elimination through which certain types of securities are removed from the list of initially selected securities due to their structure. The next step is to apply a rigorous credit selection process in order to identify securities that offer attractive investment opportunities. Once a security has been purchased, the credit analysis process is re-applied to each individual security in the Fund's portfolio on a periodic basis or as new information becomes available to determine whether or not to keep a security in the Fund's portfolio.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

      o Because issuers of non-investment grade debt securities are more likely to be unable to make timely payments of interest or principal, particularly during an economic downturn or recession

      o If interest rates go up, causing the value of any debt securities held by the Fund to decline

      o If the Sub-Advisor's security selection process does not identify attractive investments

      o Because securities with longer maturities may lose more value due to increases in interest rates than securities with shorter maturities

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

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HIGH YIELD FUND
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THE FUND'S PERFORMANCE

The bar chart and table below give some indication of the risks of investing in the High Yield Fund. Since the Fund's Class Y shares have not operated for a full calendar year, the bar chart shows the Fund's Class A performance for each calendar year of its operations. The bar chart does not reflect any sales charges, which would reduce your return. *

HIGH YIELD FUND - CLASS A TOTAL RETURNS

2001                   5.19%                    Best Quarter:
2002                   3.89%                    2nd Quarter 2003         + 8.49%
2003                  19.54%
2004                   9.41%                    Worst Quarter:
2005                   3.25%                    3rd Quarter 2002         - 3.84%
2006                   7.38%

* These returns are for a class of shares that are not offered in this Prospectus, but that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

The table compares the Fund's Class A average annual total returns to those of the Merrill Lynch High Yield Master Index. The table shows the effect of the applicable sales charge. The returns for Class Y shares offered by the Fund will differ from the Class A returns. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2006

---------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND CLASS A                                          1 YEAR     5 YEARS    SINCE CLASS STARTED(1)
---------------------------------------------------------------------------------------------------------------
Return Before Taxes                                               2.31%      7.50%             6.76%
---------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions(2)                           -0.29%      4.59%             3.68%
---------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares       1.60%      4.68%             3.87%
---------------------------------------------------------------------------------------------------------------
Merrill Lynch High Yield Master Index(3)                         11.64%      9.84%             7.94%
---------------------------------------------------------------------------------------------------------------

(1)   Class A shares began operations on May 1, 2000.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

(3) The Merrill Lynch High Yield Master Index is an unmanaged index used as a general measure of market performance consisting of fixed-rate, coupon-bearing bonds with an outstanding par which is greater than or equal to $50 million, a maturity range greater than or equal to one year and must be less than BBB/Baa3 rated but not in default.

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HIGH YIELD FUND
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THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund:

                                                                    SHAREHOLDER FEES
                                                       (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------------------------
                                             You may be charged up to $15 for each wire redemption.
------------------------------------------------------------------------------------------------------

                                                             ANNUAL FUND OPERATING EXPENSES
                                                              (EXPENSES THAT ARE DEDUCTED
                                                                    FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------
Management Fees                                                         0.60%
------------------------------------------------------------------------------------------------------
Other Expenses(1)                                                       0.43%
------------------------------------------------------------------------------------------------------
    Administration Fees                                                        0.20%
------------------------------------------------------------------------------------------------------
    Other Fees                                                                 0.23%
------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                    1.03%
------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(2)                              0.23%
------------------------------------------------------------------------------------------------------
NET EXPENSES                                                            0.80%
------------------------------------------------------------------------------------------------------

(1) "Other Expenses" are based on estimated amounts for the current fiscal year.

(2) Under the Expense Limitation Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 0.80%. This expense limitation will remain in effect until at least February 1, 2008.

EXAMPLE. The following example should help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR            3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------
        $ 82                $ 305             $ 546           $ 1,239
--------------------------------------------------------------------------------

The examples for the 3, 5 and 10 year periods are calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the Expense Limitation Agreement with Touchstone Advisors for periods after year 1.

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INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

CAN THE FUND DEPART FROM ITS NORMAL STRATEGIES?

The Fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic, political or other conditions, including conditions when the Sub-Advisor is unable to identify attractive investment opportunities. During these times, the Fund may not achieve its investment goals.

CAN THE FUND CHANGE ITS INVESTMENT GOAL WITHOUT SHAREHOLDER APPROVAL?

The Fund may change its investment goal by a vote of the Board of Trustees without shareholder approval. You would be notified at least 30 days before any change takes effect.

DOES THE FUND HAVE OTHER INVESTMENT STRATEGIES, IN ADDITION TO ITS PRINCIPAL INVESTMENT STRATEGIES?

The Fund may also invest in:

      o Securities of foreign companies (up to 15% of total assets), but only up to 5% of its total assets in securities of foreign companies that are denominated in a currency other than the U.S. dollar

      o Debt securities of emerging market countries (up to 10% of total assets)

      o Mortgage-related securities, To-Be-Announced Securities and other types of loans and loan participations

      o     U.S. Government securities and securities of foreign governments

      o     Preferred stocks

      o     Other investment companies

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

DEBT SECURITIES include investment grade debt securities and non-investment grade debt securities.

      o INVESTMENT GRADE DEBT SECURITIES are generally rated BBB- or better by Standard & Poor's Ratings Group ("S&P") or Fitch Ratings or
            Baa3 or better by Moody's Investors Service, Inc. ("Moody's").

      o NON-INVESTMENT GRADE DEBT SECURITIES are higher risk, lower quality securities, often referred to as "junk bonds" and are considered speculative. They are rated below BBB- by S&P and Fitch or below Baa3 by Moody's.

CORPORATE DEBT SECURITIES are obligations of a corporation to pay interest and repay principal. Corporate debt securities include commercial paper, notes and bonds.

MUNICIPAL SECURITIES are issued to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to lend money to other public institutions. The two types of municipal securities are general obligation bonds and revenue bonds. General obligation bonds are secured by the issuer's full faith and credit and taxing power, while revenue bonds are backed only by the revenues of the specific project.

ASSET-BACKED SECURITIES represent groups of other assets, for example, credit card receivables that are combined or pooled for sale to investors.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

MORTGAGE-RELATED SECURITIES represent groups of mortgage loans that are combined for sale to investors. The loans may be grouped together by agencies of the U.S. Government such as the GNMA, FNMA and FHLMC. Securities backed by the FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government, but are backed only by the credit of the government agency issuing the security.

The loans may also be grouped together by private issuers such as:

      o     Commercial banks

      o     Savings and loan institutions

      o     Mortgage bankers

      o     Private mortgage insurance companies

Mortgage-related securities include Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs"). CMOs and REMICs are types of mortgage-related securities that provide an investor with a specified interest in the cash flow from a pool of mortgage loans or other mortgage-backed securities. CMOs and REMICs are issued in 2 or more classes with varying maturity dates and interest rates. A REMIC is a private entity formed to hold a fixed pool of mortgages secured by an interest in real property. A REMIC is a type of CMO that qualifies for special tax treatment under the Internal Revenue Code.

FOREIGN DEBT SECURITIES. Foreign Companies are companies that meet all of the following criteria:

      o     They are organized under the laws of a foreign country

      o     They maintain their principal place of business in a foreign country

      o The principal trading market for their securities is located in a foreign country

      o They derive at least 50% of their revenues or profits from operations in foreign countries

      o     They have at least 50% of their assets located in foreign countries

EMERGING MARKET COUNTRIES are countries other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. When a Fund invests in securities of a company in an emerging market country, it invests in securities issued by a company that meet one or more of the following criteria:

      o     It is organized under the laws of an emerging market country.

      o It maintains its principal place of business in an emerging market country.

      o The principal trading market for its securities is located in an emerging market country.

      o It derives at least 50% of its revenues or profits from operations within emerging market countries.

      o It has at least 50% of its assets located in emerging market countries.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES include:

      o Securities issued directly by the U.S. Treasury such as Treasury bills, notes and bonds

      o Securities issued by agencies or instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Government Loan Mortgage Corporation ("FGLMC"), Student Loan Marketing Association ("SLMA"), Small Business Administration ("SBA"), Tennessee Valley Authority ("TVA") and the Overseas Private Investment Corporation ("OPIC").

      o     U.S. Treasuries issued without interest coupons ("STRIPS")

      o Inflation-indexed bonds issued by the U.S. Treasury which have their principal value periodically adjusted to the rate of inflation

Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, meaning that payment of principal and interest is guaranteed by the U.S. Government. Other U.S. Government securities are backed only by the credit of the agency or instrumentality issuing the security, which may include the right of the issuer to borrow from the U.S. Treasury. Securities backed by the full faith and credit of the U.S. Government include Treasury bills, Treasury notes, Treasury bonds, GNMA securities and OPIC securities. Securities backed only by the credit of the government agency issuing the security include securities issued by the FNMA, FHLMC, FGLMC, SLMA, SBA and TVA.

TO-BE-ANNOUNCED SECURITIES are paid for and delivered within 15 to 45 days from their date of purchase. In a to-be-announced transaction, the parties to the transaction commit to purchasing or selling securities before all the specific information, particularly the face amount of the securities, is known. If the Fund invests in to-be-announced securities, it will maintain a segregated account of, or otherwise earmark, cash or liquid securities to pay for its to-be-announced securities and this account will be valued daily in order to account for market fluctuations in the value of its to-be-announced commitments.

OTHER INVESTMENT COMPANIES. The Fund may invest in securities issued by other investment companies to the extent permitted by the 1940 Act. Touchstone Advisors has received an exemptive order from the SEC that permits the Fund to invest up to 25% of its uninvested cash or cash collateral in one or more affiliated money market funds, subject to the Fund's investment limitations and certain other conditions contained in the exemptive order.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

CREDIT RISK. The securities in the Fund's portfolio are subject to the possibility that a deterioration in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. Securities in the lowest category of investment grade may have some risky characteristics and changes in economic conditions may be more likely to cause issuers of these securities to be unable to make payments.

Non-investment grade debt securities are sometimes referred to as "junk bonds" and may be very risky with respect to their issuers' ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can also be more difficult to sell for good value.

INTEREST RATE RISK. The Fund is subject to the risk that the market value of its portfolio securities will decline because of rising interest rates. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

WHAT ARE SOME OF THE OTHER RISKS OF INVESTING IN THE FUND?

FOREIGN RISK. Investing in foreign debt securities poses unique risks such as market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, and other considerations. Diplomatic, political or economic developments, including nationalization or appropriation, could affect investments in foreign securities. In the past, debt securities of foreign markets have had more frequent and larger price changes than those of U.S. markets.

      o EMERGING MARKET COUNTRIES. Investments in a country that is still relatively underdeveloped involves exposure to economic structures that are generally less diverse and mature than in the U.S. and to political and legal systems that may be less stable. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries. Economic or political changes may cause larger price changes in these securities than in other foreign securities.

WHERE CAN I FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS DISCLOSURE POLICIES?

A description of the Fund's policies and procedures for disclosing portfolio securities to any person is available in the Statement of Additional Information ("SAI").

--------------------------------------------------------------------------------
THE FUND'S MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

TOUCHSTONE ADVISORS, INC. ("TOUCHSTONE ADVISORS")
303 BROADWAY, SUITE 1100, CINCINNATI, OH 45202-4203

Touchstone Advisors has been a registered investment advisor since 1994. As of December 31, 2006, Touchstone Advisors had approximately $7.8 billion in assets under management.

Touchstone Advisors is responsible for selecting each Fund's Sub-Advisor, subject to approval by the Board of Trustees. Touchstone Advisors selects a sub-advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating the Sub-Advisor, including:

      o     Level of knowledge and skill

      o     Performance as compared to its peers or benchmark

      o     Consistency of performance over 5 years or more

      o     Level of compliance with investment rules and strategies

      o     Employees, facilities and financial strength

      o     Quality of service

Touchstone Advisors will also continually monitor the Sub-Advisor's performance through various analyses and through in-person, telephone and written consultations with the Sub-Advisor. Touchstone Advisors discusses its expectations for performance with the Sub-Advisor. Touchstone Advisors provides evaluations and recommendations to the Board of Trustees, including whether or not the Sub-Advisor's contract should be renewed, modified or terminated.

The SEC has granted an exemptive order that permits the Trust or Touchstone Advisors, under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. The Funds must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Touchstone Funds. Shareholders of the Fund will be notified of any changes in its Sub-Advisor.

Touchstone Advisors is also responsible for running all of the operations of the Fund, except those that are subcontracted to the Sub-Advisor, custodian, transfer agent, sub-administrative agent or other parties. These may be affiliates of Touchstone Advisors.

The Fund pays Touchstone Advisors a fee for its services. Out of this fee Touchstone Advisors pays the Sub-Advisor a fee for its services. The fee paid to Touchstone Advisors by the Fund during its most recent fiscal year was 0.60% of its average daily net assets. A discussion of the basis for the Board of Trustees' approval of the Fund's advisory agreement can be found in the Trust's March 31, 2007 Semiannual Report.

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THE FUND'S MANAGEMENT
--------------------------------------------------------------------------------

SUB-ADVISOR

FORT WASHINGTON INVESTMENT ADVISORS, INC. (THE "SUB-ADVISOR" OR "FORT
WASHINGTON")
303 BROADWAY, SUITE 1200, CINCINNATI, OH 45202-4203

Fort Washington has been a registered investment advisor since 1990 and provides investment advisory services to individuals, institutions, mutual funds and variable annuity products. Fort Washington makes the daily decisions regarding buying and selling specific securities for the Fund, according to the Fund's investment goals and strategies.

Brendan M. White, CFA, is primarily responsible for managing the Fund and has managed the Fund since its inception. Mr. White is a Managing Director and Senior Portfolio Manager and has worked at Fort Washington since 1993. He has over 15 years of fixed-income management experience.

The SAI provides additional information about the portfolio manager's compensation structure, other managed accounts and ownership of securities in his managed Fund.

The fee paid by Touchstone Advisors to Fort Washington during the most recent fiscal year was 0.40% of the Fund's average daily net assets. A discussion of the basis for the Board of Trustees' approval of the Fund's sub-advisory agreement can be found in the Trust's March 31, 2007 Semiannual Report.

Fort Washington is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Fort Washington as the Fund's Sub-Advisor. The Board of Trustees reviews Touchstone Advisors' decisions, with respect to the retention of Fort Washington, to reduce the possibility of a conflict of interest situation.

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INVESTING WITH TOUCHSTONE
--------------------------------------------------------------------------------

SHARE CLASS OFFERINGS. The Fund currently offers Class A, Class B, Class C and Class Y shares. The Fund's Class A, Class B and Class C shares are offered in a separate prospectus. For information about these shares, call Touchstone at
1.800.543.0407 or call your financial adviser.

DEALER COMPENSATION. Touchstone Securities, Inc. ("Touchstone Securities") the Trust's principal underwriter, at its expense (from a designated percentage of its income) currently provides additional compensation to certain dealers. Touchstone Securities pursues a focused distribution strategy with a limited number of dealers who have sold shares of the Fund or other Touchstone Funds. Touchstone Securities reviews and makes changes to the focused distribution strategy on a continual basis. These payments are generally based on a pro rata share of a dealer's sales. Touchstone Securities may also provide compensation in connection with conferences, sales or training programs for employees, seminars for the public, advertising and other dealer-sponsored programs. Touchstone Advisors, at its expense, may also provide additional compensation to certain affiliated and unaffiliated dealers, financial intermediaries or service providers for distribution, administrative and/or shareholder servicing activities. Touchstone Advisors may also reimburse Touchstone Securities for making these payments.

CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals.

PURCHASING YOUR SHARES

Please read this Prospectus carefully and then determine how much you want to invest. You may purchase shares of the Fund directly from Touchstone or through your financial institution. If you purchase directly from Touchstone, you must complete an investment application. You can obtain an investment application from Touchstone, your financial institution, or by visiting our website at touchstoneinvestments.com.

MINIMUM INVESTMENT REQUIREMENTS. The minimum initial investment in Class Y shares of the Fund is $250,000. There is no minimum for additional purchases of Class Y shares. Touchstone may change these initial and additional investment minimums at any time.

For more information about how to purchase shares, call Touchstone at 1.800.543.0407.

^ INVESTOR ALERT: Touchstone reserves the right to restrict or reject any purchase request that it regards as disruptive to efficient portfolio management. For example, a purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor. (See "Market Timing Policy" in this Prospectus.)

OPENING AN ACCOUNT

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING AN ACCOUNT

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the price determined at the end of business (usually 4:00 p.m. eastern time ("ET")) on the day your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

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INVESTING WITH TOUCHSTONE
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INVESTING IN THE FUND

THROUGH TOUCHSTONE - BY MAIL

o Please make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Touchstone Funds. We do not accept third party checks for initial investments.

o Send your check with the completed investment application by regular mail to Touchstone, P.O. Box 5354, Cincinnati, Ohio 45201-5354, or by overnight mail to Touchstone, 303 Broadway, Suite 1100, Cincinnati, Ohio 45202-4203.

o Your application will be processed subject to your check clearing. If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

THROUGH YOUR FINANCIAL INSTITUTION

o You may invest in Class Y shares by establishing an account through financial institutions that have appropriate selling agreements with Touchstone Securities.

o Your financial institution will act as the shareholder of record of your Class Y shares.

o Financial institutions may set different minimum initial and additional investment requirements, may impose other restrictions or may charge you fees for their services.

o Financial institutions may designate intermediaries to accept purchase and sales orders on the Fund's behalf.

o Your financial institution may receive compensation from the Fund, Touchstone Securities, Touchstone Advisors or their affiliates.

o Before investing in the Fund through your financial institution, you should read any materials provided by your financial institution together with this Prospectus.

o     For more information about how to purchase shares, call Touchstone at
      1.800.543.0407 or call your financial institution.

THROUGH A PROCESSING ORGANIZATION

You may also purchase shares of the Fund through a "processing organization," (e.g., a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers. Some of the Touchstone Funds have authorized certain processing organizations to receive purchase and sales orders on their behalf. Before investing in the Fund through a processing organization, you should read any materials provided by the processing organization together with this Prospectus. When shares are purchased this way, there may be various differences. The processing organization may:

o     Charge a fee for its services

o     Act as the shareholder of record of the shares

o     Set different minimum initial and additional investment requirements

o     Impose other charges and restrictions

o Designate intermediaries to accept purchase and sales orders on the Fund's behalf

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INVESTING WITH TOUCHSTONE
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o Shares held through a processing organization may be transferred into your name following procedures established by your processing organization and Touchstone. Certain processing organizations may receive compensation from the Fund, Touchstone Securities, Touchstone Advisors or their affiliates.

o It is the responsibility of the processing organization to transmit properly completed orders so that they will be received by Touchstone in a timely manner.

PROCESSING PURCHASE ORDERS

o Touchstone considers a purchase order as received when an authorized financial institution, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV next computed after such order is received in proper form.

o Purchase orders received by Touchstone, or its authorized agent, by the close of the regular session of trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m. ET, are processed at that day's net asset value ("NAV"). Purchase orders received by Touchstone, or its authorized agent, after the close of the regular session of trading on the NYSE are processed at the NAV next determined on the following business day. It is the responsibility of the financial institution to transmit orders that will be received by Touchstone in proper form and in a timely manner.

ADDING TO YOUR ACCOUNT

BY CHECK

o Complete the investment form provided at the bottom of a recent account statement.

o Make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Touchstone Funds.

o     Write your account number on the check.

o Either: (1) Mail the check with the investment form to Touchstone; or (2) Mail the check directly to your financial institution at the address printed on your account statement. Your financial institution is responsible for forwarding payment promptly to Touchstone.

o If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

BY WIRE

o     Contact Touchstone or your financial institution for further instructions.

o Contact your bank and ask it to wire federal funds to Touchstone. Specify your name and account number when remitting the funds.

o     Banks may charge a fee for handling wire transfers.

o Purchases in the Fund will be processed at that day's NAV if Touchstone receives a properly executed wire by the close of the regular session of trading on the NYSE, generally 4:00 p.m. ET, on a day when the NYSE is open for regular trading.

PURCHASES WITH SECURITIES

o Shares may be purchased by tendering payment in-kind in the form of marketable securities, including but not limited to, shares of common stock, provided the acquisition of such securities is consistent with the Fund's investment goal and is otherwise acceptable to Touchstone Advisors.

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INVESTING WITH TOUCHSTONE
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AUTOMATIC INVESTMENT OPTIONS

The various ways you can automatically invest in the Fund are outlined below. Touchstone does not charge any fees for these services. For further details about these services, call Touchstone at 1.800.543.0407.

REINVESTMENT. Dividends and capital gains can be automatically reinvested in Class Y shares of the Fund without a fee. Dividends and capital gains will be reinvested in the Fund, unless you indicate otherwise on your investment application. You may also choose to have your dividends or capital gains paid to you in cash.

DIRECT DEPOSIT PURCHASE PLAN. You may automatically invest Social Security checks, private payroll checks, pension pay outs or any other pre-authorized government or private recurring payments in the Fund.

SELLING YOUR SHARES

You may sell some or all of your shares through Touchstone or through your financial institution on any day that the Fund calculates its NAV. If your request is received by Touchstone, or its authorized agent, in proper form by the close of regular trading on the NYSE (normally 4:00 p.m. ET), you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated.

THROUGH TOUCHSTONE - BY TELEPHONE

o You can sell your shares over the telephone, unless you have specifically declined this option. If you do not wish to have this ability, you must mark the appropriate section of the investment application. You may only sell shares over the telephone if the amount is less than $100,000.

o     To sell your Fund shares by telephone, call Touchstone at 1.800.543.0407.

o If we receive your sale request by the close of the regular session of trading on the NYSE, generally 4:00 p.m. ET, on a day when the NYSE is open for regular trading, the sale of your shares will be processed at the next determined NAV on that day. Otherwise it will occur on the next business day.

o Interruptions in telephone service could prevent you from selling your shares by telephone when you want to. When you have difficulty making telephone sales, you should mail to Touchstone (or send by overnight delivery), a written request for the sale of your shares.

o In order to protect your investment assets, Touchstone will only follow instructions received by telephone that are communicated by authorized persons. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone will not be liable, in those cases. Touchstone has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case, it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures may include:

      o     Requiring personal identification

      o Making checks payable only to the owner(s) of the account shown on Touchstone's records

      o Mailing checks only to the account address shown on Touchstone's records

      o Directing wires only to the bank account shown on Touchstone's records

      o Providing written confirmation for transactions requested by telephone

      o     Digitally recording instructions received by telephone

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INVESTING WITH TOUCHSTONE
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THROUGH TOUCHSTONE - BY MAIL

o     Write to Touchstone.

o     Indicate the number of shares or dollar amount to be sold.

o     Include your name and account number.

o Sign your request exactly as your name appears on your investment application.

o You may be required to have your signature guaranteed (See "Signature Guarantees" in this Prospectus for more information).

THROUGH TOUCHSTONE - BY WIRE

o     Complete the appropriate information on the investment application.

o If your proceeds are $1,000 or more, you may request that Touchstone wire them to your bank account.

o You may be charged a fee by the Fund or the Fund's agent for wiring redemption proceeds. You may also be charged a fee by your bank.

o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

o Your redemption proceeds may be deposited without a charge directly into your bank account through an ACH transaction. Contact Touchstone for more information.

THROUGH TOUCHSTONE - SYSTEMATIC  WITHDRAWAL PLAN

o You may elect to receive, or send to a third party, withdrawals of $50 or more if your account value is at least $5,000.

o     Withdrawals can be made monthly, quarterly, semiannually or annually.

o     There is no special fee for this service.

*  SPECIAL TAX CONSIDERATION

Systematic withdrawals may result in the sale of your shares at a loss or may result in taxable investment gains.

THROUGH YOUR FINANCIAL INSTITUTION OR PROCESSING ORGANIZATION

o You may also sell shares by contacting your financial institution or processing organization, which may charge you a fee for this service. Shares held in street name must be sold through your financial institution or, if applicable, the processing organization.

o Your financial institution or processing organization is responsible for making sure that sale requests are transmitted to Touchstone in proper form and in a timely manner.

o     Your financial institution may charge you a fee for selling your shares.

o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

o Your financial institution will be required to provide an original Medallion Signature Guaranteed letter of instruction to Touchstone in order to redeem shares in amounts of $100,000 or more.

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INVESTING WITH TOUCHSTONE
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*  SPECIAL TAX CONSIDERATION

Selling your shares may cause you to incur a taxable gain or loss.

^ INVESTOR ALERT: Unless otherwise specified, proceeds will be sent to the record owner at the address shown on Touchstone's records.

SIGNATURE GUARANTEES

Some circumstances require that your request to sell shares be made in writing accompanied by an original Medallion Signature Guarantee. A Medallion Signature Guarantee helps protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. Some circumstances that may require an original Medallion Signature Guarantee include:

o     Proceeds from the sale of shares of $100,000 or more

o Proceeds to be paid when information on your investment application has been changed within the last 30 days (including a change in your name or your address, or the name or address of a payee)

o     Proceeds are being sent to an address other than the address of record

o Proceeds or shares are being sent/transferred from unlike registrations, such as from a joint account to an individual's account

o Sending proceeds via wire or ACH when bank instructions have been added or changed within 30 days of your redemption request

o Proceeds or shares are being sent/transferred between accounts with different account registrations

RECEIVING SALE PROCEEDS

Touchstone will forward the proceeds of your sale to you or your financial institution within 7 days (normally within 3 business days) after receipt of a proper request. Proceeds that are sent to your financial institution will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial institution may benefit from the use of your money.

FUND SHARES PURCHASED BY CHECK. Shares purchased by check may be required to be on deposit for 15 days before the Fund will mail redemption proceeds. If you need your money sooner, you should purchase shares by bank wire.

DELAY OF PAYMENT. It is possible that the payment of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

      o When the NYSE is closed on days other than customary weekends and holidays

      o     When trading on the NYSE is restricted

      o When an emergency situation causes the Sub-Advisor to not be reasonably able to dispose of certain securities or to fairly determine the value of the Fund's net assets

      o     During any other time when the SEC, by order, permits.

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INVESTING WITH TOUCHSTONE
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LOW ACCOUNT BALANCES. If your balance falls below the minimum amount required for your account, based on actual amounts you have invested (as opposed to a reduction from market changes), your account may be subject to an annual account maintenance fee or Touchstone may sell your shares and send the proceeds to you. Touchstone will notify you if your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

REDEMPTION IN KIND. Under unusual circumstances, when the Board of Trustees deems it appropriate, the Fund may make payment for shares redeemed in portfolio securities of the Fund taken at current value.

MARKET TIMING POLICY

Market timing or excessive trading in accounts that you own or control may disrupt portfolio investment strategies, may increase brokerage and administrative costs, and may negatively impact investment returns for all shareholders, including long-term shareholders who do not generate these costs. In addition, there are specific risks that apply to investments in high yield securities that may impact the Fund. These include the risk that a high yield security may be so thinly traded that its price is stale, causing a fund that holds a large position of that security to be a target for market timers. The Fund will take reasonable steps to discourage excessive short-term trading and will not knowingly accommodate frequent purchases and redemptions of Fund shares by shareholders. The Board of Trustees has adopted the following policies and procedures with respect to market timing of the Fund by shareholders. The Fund will monitor selected trades on a daily basis in an effort to deter excessive short-term trading. If the Fund has reason to believe that a shareholder has engaged in excessive short-term trading, the Fund may ask the shareholder to stop such activities or restrict or refuse to process purchases or exchanges in the shareholder's accounts. While the Fund cannot assure the prevention of all excessive trading and market timing, by making these judgments the Fund believes it is acting in a manner that is in the best interests of its shareholders. However, because the Fund cannot prevent all market timing, shareholders may be subject to the risks described above.

Generally, a shareholder may be considered a market timer if he or she has (i) requested an exchange or redemption out of any of the Touchstone Funds within 2 weeks of an earlier purchase or exchange request out of any Touchstone Fund, or
(ii) made more than 2 "round-trip" exchanges within a rolling 90 day period. A "round-trip" exchange occurs when a shareholder exchanges from one Touchstone Fund to another Touchstone Fund and back to the original Touchstone Fund. If a shareholder exceeds these limits, the Fund may restrict or suspend that shareholder's exchange privileges and subsequent exchange requests during the suspension will not be processed. The Fund may also restrict or refuse to process purchases by the shareholder. These policies and procedures generally do not apply to purchases and redemptions of money market funds (except in the case of an exchange request into a Touchstone non-money market fund), exchanges between money market funds and systematic purchases and redemptions.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Fund for their customers in which transactions are placed. If the Fund identifies excessive trading in such an account, the Fund may instruct the intermediary to restrict the investor responsible for the excessive trading from further trading in the Fund. However, some omnibus accounts submit daily aggregate purchase and redemption orders reflecting the trade orders of multiple unidentified investors. In these situations, the Fund cannot monitor trading activity by individual shareholders who may be engaged in market timing.

The Fund applies these policies and procedures uniformly to all shareholders believed to be engaged in market timing or excessive trading. The Fund has no arrangements to permit any investor to trade frequently in shares of the Fund, nor will it enter into any such arrangements in the future.

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INVESTING WITH TOUCHSTONE
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HOUSEHOLDING POLICY

The Fund will send one copy of prospectuses and shareholder reports to households containing multiple shareholders with the same last name. This process, known as "householding," reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, call Touchstone at 1.800.543.0407 and we will begin separate mailings to you within 30 days of your request. If you or others in your household invest in the Fund through a broker or other financial institution, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

PRICING OF FUND SHARES

The Fund's share price (also called "NAV") is determined as of the close of trading (normally 4:00 p.m. ET) every day the NYSE is open. The Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at the next share price determined after your purchase or sale order is received in proper form by Touchstone or your financial institution.

The value of the securities held by the Fund is determined as follows: (1) Securities that have readily available market quotations are priced according to the most recent bid price quoted by 1 or more of the major market makers; (2) Securities that do not have readily available market quotations, or securities for which the available market quotation is not reliable, are priced at their fair value using procedures approved by the Board of Trustees. The Fund may use fair value pricing if the value of a security has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets on which the security is traded. The Fund may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading. The use of fair value pricing has the effect of valuing a security based upon the price the Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. With respect to any portion of the Fund's assets that is invested in other mutual funds, that portion of the Fund's NAV is calculated based on the NAV of that mutual fund. The prospectus for the other mutual fund explains the circumstances and effects of fair value pricing for that fund.

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DISTRIBUTIONS AND TAXES
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*  SPECIAL TAX CONSIDERATION

You should consult your tax advisor to address your own tax situation.

The Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Fund's dividends are distributed and paid monthly. Distributions of any capital gains earned by the Fund will be made at least annually.

TAX INFORMATION

DISTRIBUTIONS. The Fund will make distributions that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest such dividends in additional shares of the Fund or choose to receive cash. It is not expected that any of the Fund's distributions will qualify for the qualified dividend income rate of 15% since the Fund's dividends are derived from interest. Some or all of the Fund's distributions from investments in U.S. Government securities may be exempt from state taxes.

ORDINARY INCOME. Net investment income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. The capital gains may be taxable at different rates depending upon how long the Fund holds it assets.

LONG-TERM CAPITAL GAINS. Long-term capital gains distributed to you are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares. The maximum individual tax rate on net long-term capital gains is 15%.

*  SPECIAL TAX CONSIDERATION

For federal income tax purposes, an exchange of shares is treated as a sale of the shares and a purchase of the shares you receive in exchange. Therefore, you may incur a taxable gain or loss in connection with the exchange.

BACKUP WITHHOLDING. The Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain distributions paid by the Fund during the prior taxable year.

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FINANCIAL HIGHLIGHTS
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The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information was audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request. There are no financial highlights tables for Class Y shares since they just recently began operations.

HIGH YIELD FUND - CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
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                                                                                    YEAR ENDED SEPTEMBER 30,
                                                             -----------------------------------------------------------------------
                                                                2006           2005           2004           2003           2002
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Net asset value at beginning of year                         $     9.60     $     9.79     $     9.64     $     8.59     $     9.07
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Income (loss) from investment operations:
  Net investment income                                            0.66           0.67           0.72           0.75           0.72
  Net realized and unrealized gains (losses) on investments       (0.24)         (0.12)          0.23           1.04          (0.47)
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Total from investment operations                                   0.42           0.55           0.95           1.79           0.25
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Less distributions:
  Dividends from net investment income                            (0.66)         (0.67)         (0.72)         (0.74)         (0.72)
  Distributions from net realized gains                           (0.05)         (0.07)         (0.08)            --          (0.01)
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Total distributions                                               (0.71)         (0.74)         (0.80)         (0.74)         (0.73)
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Net asset value at end of year                               $     9.31     $     9.60     $     9.79     $     9.64     $     8.59
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Total return(A)                                                    4.61%          5.78%         10.28%         21.60%          2.50%
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Net assets at end of year (000's)                            $   76,754     $   73,120     $   64,826     $   52,822     $   24,609
====================================================================================================================================
Ratio of net expenses to average net assets                        1.05%          1.05%          1.05%          1.05%          1.05%
Ratio of net investment income to average net assets               7.01%          6.84%          7.46%          8.17%          7.79%
Portfolio turnover rate                                              39%            39%            44%            64%            53%

(A)   Total returns shown exclude the effect of applicable sales loads.

TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.
303 Broadway, Suite 1100
Cincinnati, OH 45202-4203
1.800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.
303 Broadway, Suite 1100
Cincinnati, OH 45202-4203

TRANSFER AGENT
Integrated Investment Services, Inc.
P.O. Box 5354
Cincinnati, OH 45201-5354

SHAREHOLDER SERVICE
1.800.543.0407

A Member of Western & Southern Financial Group(R)

The following are federal trademark registrations and applications owned by IFS Financial Services, Inc., a member of Western & Southern Financial Group(R):
Touchstone, Touchstone Funds, Touchstone Investments, Touchstone Family of Funds and Touchstone Select.

For investors who want more information about the Fund, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed information about the Fund and is legally a part of this Prospectus.

ANNUAL/SEMIANNUAL REPORTS ("FINANCIAL REPORTS"): The Fund's Financial Reports provide additional information about the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can get free copies of the SAI, the Financial Reports, other information and answers to your questions about the Fund by contacting your financial advisor, or the Fund at:

Touchstone Investments
P.O. Box 5354
Cincinnati, Ohio 45201-5354
1.800.543.0407

The SAI and Financial Reports are also available on the touchstone investments website at http://www.touchstoneinvestments.com

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can receive information about the operation of the Public Reference Room by calling the SEC at 1.202.551.8090.

Reports and other information about the Fund is available on the EDGAR database of the SEC's internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act file no. 811-2538

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                                                                FEBRUARY 1, 2007




PROSPECTUS
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TOUCHSTONE INVESTMENT TRUST

Touchstone Money Market Fund -- Class S Shares














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TOUCHSTONE                                                  CAI
INVESTMENTS                                    CAPITAL ANALYSTS INCORPORATED



The Securities and Exchange Commission has not approved the Fund's shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

PROSPECTUS                                                      FEBRUARY 1, 2007

TOUCHSTONE INVESTMENTS

TOUCHSTONE MONEY MARKET FUND - CLASS S SHARES

The Money Market Fund (the "Fund") is a series of Touchstone Investment Trust (the "Trust"), a group of taxable bond and money market mutual funds. The Trust is part of the Touchstone(R) Funds that also includes Touchstone Strategic Trust, a group of equity mutual funds, Touchstone Tax-Free Trust, a group of tax-free bond and money market mutual funds, Touchstone Variable Series Trust, a group of variable series funds, Touchstone Funds Group Trust (formerly Constellation Funds), a group of equity and bond mutual funds and Constellation Institutional Portfolios, a group of institutional equity funds. Each Touchstone Fund has a different investment goal and risk level. For further information about the Touchstone Funds, contact Touchstone at 1.800.543.0407.

The Fund is managed by Touchstone Advisors, Inc. ("Touchstone Advisors"). Touchstone Advisors has selected Fort Washington Investment Advisors, Inc. (the "Sub-Advisor" or "Fort Washington") to manage the Fund's investments on a daily basis.

TABLE OF CONTENTS
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                                                                            Page
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Money Market Fund                                                              2
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Investment Strategies and Risks                                                5
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The Fund's Management                                                          7
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Distribution Arrangements                                                      9

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Investing With Touchstone                                                     10
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Distributions and Taxes                                                       14
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Financial Highlights                                                          15
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MONEY MARKET FUND
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THE FUND'S INVESTMENT GOAL

The Money Market Fund seeks high current income, consistent with liquidity and stability of principal. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in U.S. Government securities and high-quality money market instruments rated in the top two rating categories.

The Fund's investments may include:

      o Bank obligations, including certificates of deposit, bankers' acceptances and time deposits

      o U.S. Government securities issued directly by the U.S. Treasury or by agencies of the U.S. Government

      o     Short-term corporate debt securities

      o     Short-term municipal securities

      o     Variable and floating rate securities

      o     Repurchase agreements

The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and purchases only United States dollar-denominated securities with maturities of 13 months or less. The Fund is also subject to quality and diversification requirements designed to help it maintain a constant share price of $1.00.

THE KEY RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC"), the U.S. Treasury or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. This could cause the value of the Fund's shares to decrease.

The Fund's yield may decrease

      o     If interest rates decrease

      o If issuers are unable to make timely payments of interest or principal

While some of the U.S. Government securities held by the Fund are backed by the full faith and credit of the U.S. Government, others are supported only by the credit of the government agency issuing the security. The Fund may not be able to make a claim against the U.S. Government if the agency issuing the security does not meet its obligations. Securities backed by the full faith and credit of the U.S. Government include Treasury bills, Treasury notes, Treasury bonds, Government National Mortgage Association ("GNMA") securities and Overseas Private Investment Corporation ("OPIC") securities. Securities backed only by the credit of the government agency issuing the security include securities issued by the Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Government Loan Mortgage Corporation ("FGLMC"), Student Loan Marketing Association ("SLMA"), Small Business Administration ("SBA") and Tennessee Valley Authority ("TVA").

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MONEY MARKET FUND
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As with any money market fund, there is no guarantee that the Fund will achieve its goal or maintain a constant share price of $1.00 per share.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

THE FUND'S PERFORMANCE

The bar chart and table below give some indication of the risks of investing in Class S shares of the Fund by showing the Fund's Class S performance during each full calendar year of operations.

The Fund's past performance does not necessarily indicate how it will perform in the future.

MONEY MARKET FUND - CLASS S TOTAL RETURNS

                                                 Best Quarter:
2004                       0.60%                 4th Quarter 2006        +1.10%
2005                       2.34%
2006                       4.07%                 Worst Quarter:
                                                 1st Quarter 2004        +0.07%

To obtain current yield information, call 1.800.543.0407.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2006
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                                                 1 YEAR     SINCE CLASS STARTED*
--------------------------------------------------------------------------------
MONEY MARKET FUND CLASS S                         4.07%            1.87%
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* Class S shares began operations on February 3, 2003.

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MONEY MARKET FUND
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THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                                   SHAREHOLDER FEES
                                                      (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
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                                                     There are no shareholder transaction fees.
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                                                             ANNUAL FUND OPERATING EXPENSES
                                                              (EXPENSES THAT ARE DEDUCTED
                                                                    FROM FUND ASSETS)
----------------------------------------------------------------------------------------------------
Management Fees                                                        0.46%
----------------------------------------------------------------------------------------------------
Distribution (12B-1) Fees                                              0.60%
----------------------------------------------------------------------------------------------------
Other Expenses(1)                                                      0.34%
----------------------------------------------------------------------------------------------------
     Administration Fees                                                         0.20%
----------------------------------------------------------------------------------------------------
     Other Expenses                                                              0.14%
----------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(1)                                1.40%
----------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(2)                             0.25%
----------------------------------------------------------------------------------------------------
NET EXPENSES                                                           1.15%
----------------------------------------------------------------------------------------------------

(1) "Other Expenses" and "Total Annual Fund Operating Expenses" are based upon the actual operating history for the fiscal year ended September 30, 2006, except they have been restated to reflect an increase in expenses due to the new 0.20% administration fee payable to Touchstone Advisors for providing administration service to the Fund, effective January 1, 2007.

(2) Under the Expense Limitation Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 1.15%. This expense limitation will remin in effect until at least January 1, 2008.

EXAMPLE. The following example should help you compare the cost of investing in Class S shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class S shares for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 YEAR            3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------
          $ 117             $ 419             $ 742            $ 1,658
--------------------------------------------------------------------------------

The example for the 3, 5 and 10 year periods is calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the Expense Limitation Agreement with Touchstone Advisors for periods after year 1.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

CAN THE FUND DEPART FROM ITS NORMAL STRATEGIES?

The Fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic, political or other conditions, including conditions when the Sub-Advisor is unable to identify attractive investment opportunities. During these times, the Fund may not achieve its investment goal.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

MONEY MARKET INSTRUMENTS include:

      o     Bank obligations

      o     Short-term corporate debt securities

      o     Short-term municipal securities

      o     Variable and floating rate securities

      o     Repurchase agreements

BANK OBLIGATIONS include:

      o Certificates of deposit, which are issued by banks in exchange for the deposit of funds and have penalties for early withdrawal

      o Bankers' acceptances, which are bills of exchange used by corporations to finance the shipment and storage of goods and to furnish dollar exchange

      o Time deposits, which are deposits in a bank that earn a specified interest rate over a given period of time

REPURCHASE AGREEMENTS are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. Government, its agencies and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than 7 days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

U.S. GOVERNMENT SECURITIES include:

      o Securities issued directly by the U.S. Treasury such as Treasury bills, notes and bonds

      o Securities issued by agencies or instrumentalities of the U.S. Government, such as the GNMA, FNMA, FHLMC, FGLMC, SLMA, SBA, TVA and OPIC

      o     U.S. Treasuries issued without interest coupons ("STRIPS")

      o Inflation-indexed bonds issued by the U.S. Treasury which have their principal value periodically adjusted to the rate of inflation

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, meaning that payment of principal and interest is guaranteed by the U.S. Government. Other U.S. Government securities are backed only by the credit of the agency or instrumentality issuing the security, which may include the right of the issuer to borrow from the U.S. Treasury. Securities backed by the full faith and credit of the U.S. Government include Treasury bills, Treasury notes, Treasury bonds, GNMA securities and OPIC securities. Securities backed only by the credit of the government agency issuing the security include securities issued by the FNMA, FHLMC, FGLMC, SLMA, SBA and TVA.

CORPORATE DEBT SECURITIES are obligations of a corporation to pay interest and repay principal. Corporate debt securities include commercial paper and commercial notes.

MUNICIPAL SECURITIES are issued to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to lend money to other public institutions. The two types of municipal securities are general obligation bonds and revenue bonds. General obligation bonds are secured by the issuer's full faith and credit and taxing power, while revenue bonds are backed only by the revenues of the specific project.

VARIABLE AND FLOATING RATE SECURITIES are securities with interest rates that are adjusted when a specific interest rate index changes (floating rate securities) or on a schedule (variable rate securities).

ASSET-BACKED SECURITIES represent groups of other assets, for example, credit card receivables that are combined or pooled for sale to investors.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

INTEREST RATE RISK. The Fund's yield will vary from day to day due to changes in interest rates. Generally, the Fund's yield will increase when interest rates increase and will decrease when interest rates decrease.

CREDIT RISK. The securities in the Fund's portfolio are subject to the possibility that a deterioration in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due.

WHERE CAN I FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS DISCLOSURE POLICIES?

A description of the Fund's policies and procedures for disclosing portfolio securities to any person is available in the Statement of Additional Information ("SAI").

--------------------------------------------------------------------------------
THE FUND'S MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

TOUCHSTONE ADVISORS, INC. (THE "ADVISOR" OR "TOUCHSTONE ADVISORS") 303 BROADWAY, SUITE 1100, CINCINNATI, OH 45202-4203

Touchstone Advisors has been a registered investment advisor since 1994. As of December 31, 2006, Touchstone Advisors had approximately $7.8 billion in assets under management.

Touchstone Advisors is responsible for selecting the Fund's Sub-Advisor, subject to approval by the Board of Trustees. Touchstone Advisors selects a sub-advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating the Sub-Advisor, including:

      o     Level of knowledge and skill

      o     Performance as compared to its peers or benchmark

      o     Consistency of performance over 5 years or more

      o     Level of compliance with investment rules and strategies

      o     Employees, facilities and financial strength

      o     Quality of service

Touchstone Advisors will also continually monitor the performance of the Sub-Advisor through various analyses and through in-person, telephone and written consultations with the Sub-Advisor. Touchstone Advisors discusses its expectations for performance with the Sub-Advisor. Touchstone Advisors provides evaluations and recommendations to the Board of Trustees, including whether or not the Sub-Advisor's contract should be renewed, modified or terminated.

The SEC has granted an exemptive order that permits the Trust or Touchstone Advisors, under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. The Fund must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Touchstone Funds. Shareholders of the Fund will be notified of any changes in its Sub-Advisor.

Touchstone Advisors is also responsible for running all of the operations of the Fund, except those that are subcontracted to the Sub-Advisor, custodian, transfer agent, sub-administrative agent, or other parties. These may be affiliates of Touchstone Advisors. The Fund pays Touchstone Advisors a fee for its services. Out of this fee Touchstone Advisors pays the Sub-Advisor a fee for its services. The fee paid to Touchstone Advisors by the Fund during its most recent fiscal year was 0.46% of its average daily net assets. A discussion of the basis for the Board of Trustees' approval of the Fund's advisory agreement can be found in the Trust's March 31, 2007 Semiannual Report.

--------------------------------------------------------------------------------
THE FUND'S MANAGEMENT
--------------------------------------------------------------------------------

SUB-ADVISOR

FORT WASHINGTON INVESTMENT ADVISORS, INC. (THE "SUB-ADVISOR" OR "FORT
WASHINGTON")
303 BROADWAY, SUITE 1200, CINCINNATI, OH 45202-4203

Fort Washington has been a registered investment advisor since 1990 and provides investment advisory services to individuals, institutions, mutual funds and variable annuity products. Fort Washington makes the daily decisions regarding buying and selling specific securities for the Fund, according to the Fund's investment goals and strategies.

John J. Goetz, CFA, is primarily responsible for managing the Fund's portfolio and has managed the Fund since its inception. Mr. Goetz has been a Vice President and Senior Portfolio Manager of Fort Washington since 2000 and was employed by the Fund's previous investment adviser from 1981 until 2000. Jay M. Devine is the secondary manager of the Fund and has managed the Fund since September 2001. Mr. Devine began working at Fort Washington in July 2000 as a Money Market Analyst and was named Portfolio Manager in September 2001.

The SAI contains additional information about each portfolio manager's compensation structure, other managed accounts and ownership of securities in the Fund.

The fee paid by Touchstone Advisors to Fort Washington during the most recent fiscal year was 0.14% of the Fund's average daily net assets. A discussion of the basis for the Board of Trustees' approval of the Fund's sub-advisory agreement can be found in the Trust's March 31, 2007 Semiannual Report.

Fort Washington is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Fort Washington as the Fund's Sub-Advisor. The Board of Trustees reviews Touchstone Advisors' decisions, with respect to the retention of Fort Washington, to reduce the possibility of a conflict of interest situation.

--------------------------------------------------------------------------------
DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

12B-1 DISTRIBUTION PLAN. The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (referred to as the "1940 Act") for its Class S shares. This plan allows the Fund to pay distribution and other fees for the sale and distribution of its Class S shares and for services provided to holders of Class S shares. Under the plan, Class S shares may pay an annual fee of up to 1.00% of average daily net assets that are attributable to Class S shares (of which up to 0.75% is a distribution fee and up to 0.25% is an account maintenance fee). However, the current annual 12b-1 fees for Class S shares are limited to up to 0.60% of average daily net assets attributable to that class. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

DEALER COMPENSATION. Touchstone Securities, Inc. ("Touchstone Securities"), the Trust's principal underwriter, at its expense (from a designated percentage of its income) currently provides additional compensation to certain dealers. Touchstone Securities pursues a focused distribution strategy with a limited number of dealers who have sold shares of the Fund or other Touchstone Funds. Touchstone Securities reviews and makes changes to the focused distribution strategy on a continual basis. These payments are generally based on a pro rata share of a dealer's sales. Touchstone Securities may also provide compensation in connection with conferences, sales or training programs for employees, seminars for the public, advertising and other dealer-sponsored programs. Touchstone Advisors, at its expense, may also provide additional compensation to certain affiliated and unaffiliated dealers, financial intermediaries or service providers for distribution, administrative and/or shareholder servicing activities. Touchstone Advisors may also reimburse Touchstone Securities for making these payments.

--------------------------------------------------------------------------------
INVESTING WITH TOUCHSTONE
--------------------------------------------------------------------------------

CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals. The Fund offers two classes of shares: Class A and Class S shares. Class A shares are offered in a separate prospectus. For more information about Class A shares, call Touchstone at
1.800.543.0407 or call your financial advisor.

OPENING AN ACCOUNT

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING AN ACCOUNT

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the price determined at the end of business (usually 4:00 p.m. eastern time ("ET")) on the day your account is closed.

INVESTING IN THE FUND

You may purchase shares in the Fund on a day when either the bond market or the New York Stock Exchange ("NYSE") is open for trading ("Business Day"). Cash accumulations in accounts with broker-dealers and financial institutions with selling agreements with Touchstone Securities may be automatically invested in Class S shares of the Fund on a Business Day selected by the institution or customer, or when the account balance reaches a predetermined dollar amount.

      o Before investing in the Fund through your financial institution, you should read any materials provided by your financial institution together with this Prospectus.

      o     There is no minimum amount for initial or additional investments.

      o Your financial institution will act as the shareholder of record of your Class S shares.

      o Purchase orders received by financial institutions by 4:00 p.m. ET are processed at that day's net asset value ("NAV"). Purchase orders received by financial institutions after 4:00 p.m. ET are processed at the NAV next determined on the following Business Day. It is the responsibility of the financial institution to transmit orders that will be received by Touchstone in proper form and in a timely manner.

      o If the NYSE closes early or the Bond Market Association recommends that the securities markets close early, the time that your purchase orders must be received may be earlier.

      o You may receive a dividend in the Fund on the Business Day you wire an investment if your financial institution notifies Touchstone of the wire by 12:30 p.m. ET, on that day. Your purchase will be priced based on the Fund's NAV next computed after the order is received in proper form.

--------------------------------------------------------------------------------
INVESTING WITH TOUCHSTONE
--------------------------------------------------------------------------------

      o Touchstone considers a purchase or sales order as received when an authorized financial institution, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV next computed after the order is received in proper form.

      o Financial institutions may set different minimum initial and additional investment requirements, may impose other restrictions or may charge you fees for their services.

      o Financial institutions may designate intermediaries to accept purchase and sales orders on the Fund's behalf.

      o Shares held through a financial institution may be transferred into your name following procedures established by your financial institution and Touchstone.

      o Your financial institution may receive compensation from the Fund, Touchstone Securities, Touchstone Advisors or their affiliates.

      o For more information about how to purchase shares, call Touchstone at 1.800.543.0407 or call your financial institution.

EXCHANGES

      o You may exchange Class S shares of the Fund for Class S shares of another Touchstone money market fund.

      o     You do not have to pay a fee for your exchange.

      o You should carefully review the disclosure provided in the prospectus relating to the exchanged-for shares before making an exchange of your Fund shares.

SELLING YOUR SHARES

You may sell some or all of your shares through your financial institution on any Business Day. If the request is received by Touchstone, or its authorized agent, in proper form by 4:00 p.m. ET, you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated. The proceeds of sales of shares in the Fund may be wired to your financial institution on the same day of a telephone or electronic request, if the request is properly made by 12:30 p.m. ET. If the NYSE closes early or the Bond Market Association recommends that the securities markets close early, the time that your sale request must be received may be earlier.

      o Your financial institution is responsible for making sure that sale requests are transmitted to Touchstone in proper form and in a timely manner.

      o Your financial institution may charge you a fee for selling your shares.

      o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

      o Your financial institution may be required to provide an original Medallion Signature Guaranteed letter of instruction to Touchstone in order to redeem shares in amounts of $100,000 or more.

--------------------------------------------------------------------------------
INVESTING WITH TOUCHSTONE
--------------------------------------------------------------------------------

In order to protect your investment assets, Touchstone will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone will not be liable, in those cases. Touchstone has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case, it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures may include:

      o     Requiring personal identification

      o Making checks payable only to the owner(s) of the account shown on Touchstone's records

      o Mailing checks only to the account address shown on Touchstone's records

      o Directing wires only to the bank account shown on Touchstone's records

      o Providing written confirmation for transactions requested by telephone

      o     Digitally recording instructions received by telephone

RECEIVING SALE PROCEEDS

Touchstone will forward the proceeds of your sale to your financial institution within 3 Business Days (normally within 1 Business Day) after receipt of a proper request. Proceeds that are sent to your financial institution will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial institution may benefit from the use of your money.

DELAY OF PAYMENT. It is possible that the payment of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

      o When the NYSE or bond market is closed on days other than customary weekends and holidays

      o     When trading on the NYSE or bond market is restricted

      o When an emergency situation causes the Sub-Advisor to not be reasonably able to dispose of certain securities or to fairly determine the value of the Fund's net assets

      o     During any other time when the SEC, by order, permits.

REDEMPTION IN KIND. Under unusual circumstances, when the Board of Trustees deems it appropriate, the Fund may make payment for shares redeemed in portfolio securities of the Fund taken at current value.

MARKET TIMING POLICY

The Touchstone Funds have adopted policies and procedures with respect to market timing of the Funds by shareholders. These policies generally do not apply to purchases and redemptions of money market funds and exchanges between money market funds. Since the Fund is a money market fund and its Class S shares may only be exchanged for Class S shares of another Touchstone money market fund, these policies do not apply to the Fund's Class S shares.

--------------------------------------------------------------------------------
INVESTING WITH TOUCHSTONE
--------------------------------------------------------------------------------

PRICING OF FUND SHARES

The Fund's share price, also called NAV, is normally determined every Business Day at 4:00 p.m. ET. The Fund calculates its NAV per share by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at the NAV determined after Touchstone or its authorized agent receives your purchase or sale order in proper form. If the NYSE closes early or the Bond Market Association recommends that the securities markets close early, the Fund's shares may be priced earlier.

The Fund seeks to maintain a constant share price of $1.00 per share by valuing investments on an amortized cost basis. Under the amortized cost method of valuation, the Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only United States dollar-denominated securities with maturities of 13 months or less and invests only in securities that meet its quality standards and present minimal credit risks. The Fund's obligations are valued at original cost adjusted for amortization of premium or accumulation of discount, rather than at market value. This method should enable the Fund to maintain a stable NAV per share. However, there is no assurance that the Fund will be able to do so.

--------------------------------------------------------------------------------
DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

*  SPECIAL TAX CONSIDERATION

You should consult your tax advisor to address your own tax situation.

The Fund intends to distribute to its shareholders substantially all of its income and any capital gains. The Fund's dividends will be distributed daily and paid monthly. Dividends and capital gains will be automatically reinvested in the Fund unless you indicate otherwise. You may also choose to have your dividends or capital gains paid to you in cash.

TAX INFORMATION

DISTRIBUTIONS. The Fund will make distributions that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest such dividends in additional shares of the Fund or choose to receive cash. The Fund expects that its distributions will primarily consist of investment income. Some or all of the Fund's distributions from investments in U.S. Government securities may be exempt from state taxes.

ORDINARY INCOME. Net investment income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

BACKUP WITHHOLDING. The Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

STATEMENTS AND NOTICES. Your financial advisor will receive an annual statement outlining the tax status of your distributions. Your financial advisor will also receive written notices of certain distributions paid by the Fund during the prior taxable year.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Fund's Class S shares during their operations. Certain information reflects financial results for a single Class S share of the Fund. The total returns in the table represent the rate an investor would have earned on an investment in Class S shares of the Fund (assuming reinvestment of all dividends and distributions). The information was audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

MONEY MARKET FUND - CLASS S

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                PERIOD
                                                                    YEAR ENDED SEPTEMBER 30,                    ENDED
                                                       ----------------------------------------------         SEPT. 30,
                                                           2006             2005             2004              2003(A)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 $      1.000     $      1.000     $      1.000       $      1.000
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                       0.037            0.018            0.004              0.003
  Net realized gains (losses) on investments                     --               --           (0.000)(b)          0.000(b)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              0.037            0.018            0.004              0.003
-----------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                       (0.037)          (0.018)          (0.004)            (0.003)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                       $      1.000     $      1.000     $      1.000       $      1.000
=============================================================================================================================
Total return                                                   3.74%            1.84%            0.39%              0.40%(c)
=============================================================================================================================
Net assets at end of period (000's)                    $    133,735     $    107,658     $    103,637       $    108,375
=============================================================================================================================
Ratio of net expenses to average net assets                    1.15%            1.15%            1.15%              1.15%(c)
Ratio of net investment income to average net assets           3.70%            1.82%            0.37%              0.40%(c)

(A) Represents the period from commencement of operations (February 3, 2003) through September 30, 2003.
(B)   Amount rounds to less than $0.0005.
(C)   Annualized.

TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.
303 Broadway, Suite 1100
Cincinnati, OH  45202-4203
1.800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.
303 Broadway, Suite 1100
Cincinnati, OH 45202-4203

TRANSFER AGENT
Integrated Investment Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICES
1.800.543.0407

A Member of Western & Southern Financial Group(R)

The following are federal trademark registrations and applications owned by IFS Financial Services, Inc., a member of Western & Southern Financial Group(R):
Touchstone, Touchstone Funds, Touchstone Investments, Touchstone Family of Funds and Touchstone Select.

For investors who want more information about the Fund, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed information about the Fund and is legally a part of this Prospectus.

ANNUAL/SEMIANNUAL REPORTS ("FINANCIAL REPORTS"): The Fund's Financial Reports provide additional information about the Fund's investments.

You can get free copies of the SAI, the Financial Reports, other information and answers to your questions about the Fund by contacting your financial advisor, or the Fund at:

Touchstone Investments
P.O. Box 5354
Cincinnati, Ohio 45201-5354
1.800.543.0407

The SAI and Financial Reports are also available on the touchstone investments website at http://www.touchstoneinvestments.com.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can receive information about the operation of the Public Reference Room by calling the SEC at 1.202.551.8090.

Reports and other information about the Fund are available on the EDGAR database of the SEC's internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act file no. 811-2538

--------------------------------------------------------------------------------

                           TOUCHSTONE INVESTMENT TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                FEBRUARY 1, 2007

                                 CORE BOND FUND
                                 HIGH YIELD FUND
                         INSTITUTIONAL MONEY MARKET FUND
                                MONEY MARKET FUND
                  TOUCHSTONE U.S. GOVERNMENT MONEY MARKET FUND



This Statement of Additional Information ("SAI") is not a prospectus. It should be read together with the Funds' Prospectuses dated February 1, 2007. The Funds' financial statements are contained in the Trust's Annual Report, which is incorporated by reference into this SAI. A copy of a prospectus or most recent Annual or Semiannual Report can be obtained by writing to the Trust at P.O. Box 5354, Cincinnati, Ohio 45201-5354, by calling the Trust at 1.800.543.0407, in Cincinnati 513.362.4921, or by visiting the touchstoneinvestments.com. website.

                       STATEMENT OF ADDITIONAL INFORMATION

                           TOUCHSTONE INVESTMENT TRUST
                            303 BROADWAY, SUITE 1100
                           CINCINNATI, OHIO 45202-4203

                                TABLE OF CONTENTS
                                                                            PAGE

THE TRUST......................................................................3

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS..................................4

INVESTMENT LIMITATIONS........................................................21

TRUSTEES AND OFFICERS.........................................................27

THE INVESTMENT ADVISOR AND SUB-ADVISOR........................................31

PORTFOLIO MANAGERS............................................................35

PROXY VOTING PROCEDURES.......................................................38

THE DISTRIBUTOR...............................................................39

DISTRIBUTION PLANS............................................................40

SECURITIES TRANSACTIONS.......................................................43

CODE OF ETHICS................................................................45

PORTFOLIO TURNOVER............................................................46

DISCLOSURE OF PORTFOLIO HOLDINGS..............................................46

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE..........................47

CHOOSING A SHARE CLASS........................................................49

OTHER PURCHASE AND REDEMPTION INFORMATION.....................................54

TAXES.........................................................................55


PRINCIPAL SECURITY HOLDERS....................................................56

CUSTODIAN.....................................................................57

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................57

TRANSFER AND SUB-ADMINISTRATIVE AGENT.........................................57

FINANCIAL STATEMENTS..........................................................58

APPENDIX......................................................................59

THE TRUST
---------

Touchstone Investment Trust (the "Trust") was organized as a Massachusetts business trust on December 7, 1980. The Trust currently offers five series of shares to investors: the Core Bond Fund (formerly the "Bond Fund"), the High Yield Fund, the Institutional Money Market Fund (formerly the "Touchstone Institutional U.S. Government Money Market Fund"), the Money Market Fund and the Touchstone U.S. Government Money Market Fund (the "U.S. Government Money Market Fund," formerly the "Short Term Government Income Fund"). Each series is referred to individually as a "Fund" and collectively as the "Funds." Each Fund has its own investment goal(s) and policies.

Touchstone Advisors, Inc. (the "Advisor") is the investment manager and administrator for each Fund. The Advisor has selected Fort Washington Investment Advisors, Inc. (the "Sub-Advisor"), to manage, on a daily basis, the assets of each Fund. The Advisor has sub-contracted certain administrative and accounting services to Integrated Investment Services, Inc. ("Integrated"). Touchstone Securities, Inc. (the "Distributor") is the principal distributor of the Funds' shares. The Sub-Advisor, Integrated and the Distributor are affiliates of the Advisor.

Shares of each Fund have equal voting rights and liquidation rights. Each Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940, as amended (the "1940 Act") or otherwise. Each class of shares of a Fund shall vote separately on matters relating to its plan of distribution pursuant to Rule 12b-1. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Pursuant to an Agreement and Plan of Reorganization dated February 4, 2004, the Core Bond Fund acquired all of the assets and liabilities of the Touchstone Intermediate Term U.S. Government Bond Fund and the Touchstone Intermediate Term U.S. Government Bond Fund was liquidated as a series of the Trust on May 24, 2004.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

Class A, Class B, Class C and Class Y shares of the High Yield Fund and Class A and Class C shares of the Core Bond Fund each represent an interest in the same assets of such Fund, have the same rights and are identical in all material respects except that (i) each class of shares may bear different (or no) distribution fees; (ii) each class of shares is subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements and (v) each class may have different minimum investment requirements and offer different features and services to shareholders.

Class A and Class S shares of the Money Market Fund represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; (iii) each class has exclusive voting rights with respect to matters affecting only that class; (iv) Class S shares may only be purchased through financial institutions and are used as a sweep vehicle; and
(v) each class offers different features and services to shareholders. The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust, as does a partner of a partnership. However, numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and the Trust is not aware of an instance where such result has occurred. In addition, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and provides for indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability is remote.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS
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A more detailed discussion of some of the terms used and investment policies described in the Prospectuses appears below:

WHEN-ISSUED SECURITIES AND SECURITIES PURCHASED ON A TO-BE-ANNOUNCED BASIS. The Funds will only make commitments to purchase securities on a when-issued or to-be-announced ("TBA") basis with the intention of actually acquiring the securities. A Fund may sell the securities before the settlement date if it is otherwise deemed advisable as a matter of investment strategy or in order to meet its obligations, although it would not normally expect to do so. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and involve the risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. In a TBA transaction, a Fund has committed to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount in transactions involving mortgage-related securities.

The Funds may purchase securities on a when-issued or TBA basis only if delivery and payment for the securities takes place within 120 days after the date of the transaction. In connection with these investments, each Fund will direct the Custodian to place cash or liquid securities in a segregated account in an amount sufficient to make payment for the securities to be purchased. When a segregated account is maintained because a Fund purchases securities on a when-issued or TBA basis, the assets deposited in the segregated account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of a Fund's commitments to purchase securities on a when-issued or TBA basis. To the extent funds are in a segregated account, they will not be available for new investment or to meet redemptions. Securities purchased on a when-issued or TBA basis and the securities held in a Fund's portfolio are subject to changes in market value based upon changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher returns, a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued or TBA basis, there will be a possibility that the market value of the Fund's assets will experience greater fluctuation. The purchase of securities on a when-issued or TBA basis may involve a risk of loss if the seller fails to deliver after the value of the securities has risen.

When the time comes for a Fund to make payment for securities purchased on a when-issued or TBA basis, the Fund will do so by using then available cash flow, by sale of the securities held in the segregated account, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the securities purchased on a when-issued or TBA basis themselves (which may have a market value greater or less than the Fund's payment obligation).

The Core Bond Fund may also invest up to 33% of its assets in dollar roll transactions involving when-issued securities. The Money Market Fund and the Institutional Money Market Fund expect that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets.

STRIPS. STRIPS are U.S. Treasury bills, notes, and bonds that have been issued without interest coupons or stripped of their unmatured interest coupons, interest coupons that have been stripped from such U.S. Treasury securities, and receipts or certificates representing interests in such stripped U.S. Treasury securities and coupons. A STRIPS security pays no interest in cash to its holder during its life although interest is accrued for federal income tax purposes. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value. Investing in STRIPS may help to preserve capital during periods of declining interest rates. For example, if interest rates decline, GNMA Certificates owned by a Fund which were purchased at greater than par are more likely to be prepaid, which would cause a loss of principal. In anticipation of this, a Fund might purchase STRIPS, the value of which would be expected to increase when interest rates decline.

STRIPS do not entitle the holder to any periodic payments of interest prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, STRIPS eliminate the reinvestment risk and lock in a rate of return to maturity. Current federal tax law requires that a holder of a STRIPS security accrue a portion of the discount at which the security was purchased as income each year even though the Fund received no interest payment in cash on the security during the year.

CUBES. In addition to STRIPS, the Core Bond Fund may also purchase separately traded interest and principal component parts of obligations that are transferable through the Federal book entry system, known as Coupon Under Book Entry Safekeeping ("CUBES"). These instruments are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank. The Custodian holds the interest and principal payments for the benefit of the registered owner of the certificates or receipts. The Custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"). STRIPS, CUBES, TRs, TIGRs and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, these securities may be subject to greater interest rate volatility than interest-paying U.S. Treasury obligations.

GNMA CERTIFICATES. The term "GNMA Certificates" refers to mortgage-backed securities representing part ownership of a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations and insured by either the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veteran's Administration. GNMA Certificates are guaranteed by the Government National Mortgage Association and are backed by the full faith and credit of the United States.

         1. The Life of GNMA Certificates. The average life of GNMA Certificates is likely to be substantially less than the original maturity of the mortgage pools underlying the GNMA Certificates due to prepayments, refinancing and payments from foreclosures. Thus, the greatest part of principal will usually be paid well before the maturity of the mortgages in the pool. As prepayment rates of individual mortgage pools will vary widely, it is not possible to accurately predict the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA are normally used as an indicator of the expected average life of GNMA Certificates. These statistics indicate that the average life of single-family dwelling mortgages with 25-30 year maturities, the type of mortgages backing the vast majority of GNMA Certificates, is approximately 12 years. However, mortgages with high interest rates have experienced accelerated prepayment rates, which would indicate a shorter average life.

         2. Yield Characteristics of GNMA Certificates. The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the GNMA Certificates, but only by the amount of the fees paid to the GNMA and the issuer. For the most common type of mortgage pool, containing single-family dwelling mortgages, the GNMA receives an annual fee of 0.06 of 1% of the outstanding principal for providing its guarantee, and the issuer is paid an annual fee of 0.44 of 1% for assembling the mortgage pool and for passing through monthly payments of interest and principal to Certificate holders.

The coupon rate by itself, however, does not indicate the yield that will be earned on the GNMA Certificates for the following reasons:

                  (a) GNMA Certificates may be issued at a premium or discount, rather than at par.

                  (b) After issuance, GNMA Certificates may trade in the secondary market at a premium or discount.

                  (c) Interest is earned monthly, rather than semiannually as for traditional bonds. Monthly compounding has the effect of raising the effective yield earned on GNMA Certificates.

                  (d) The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the Certificate. If mortgagors pay off their mortgages early, the principal returned to Certificate holders may be reinvested at more or less favorable rates.

         3. Market for GNMA Certificates. Since the inception of the GNMA mortgage-backed securities program in 1970, the amount of GNMA Certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make GNMA Certificates highly liquid instruments. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

FHLMC CERTIFICATES. The term "FHLMC Certificates" refers to mortgage-backed securities representing part ownership of a pool of mortgage loans, which are guaranteed by the Federal Home Loan Mortgage Corporation. The Federal Home Loan Mortgage Corporation is the leading seller of conventional mortgage securities in the United States. FHLMC Certificates are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute debts or obligations of the United States or any Federal Home Loan Bank.

Mortgage loans underlying FHLMC Certificates will consist of fixed rate mortgages with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first liens on one-family or two-to-four family residential properties. Mortgage interest rates may be mixed in a pool. The seller/servicer of each mortgage retains a minimum three-eighths of 1% servicing fee, and the Federal Home Loan Mortgage Corporation keeps any remaining excess of mortgage rate over coupon rate. The coupon rate of a FHLMC Certificate does not by itself indicate the yield that will be earned on the Certificate for the reasons discussed above in connection with GNMA Certificates.

FNMA CERTIFICATES. The term "FNMA Certificates" refers to mortgage-backed securities representing part ownership of a pool of mortgage loans, which are guaranteed by the Federal National Mortgage Association. FNMA Certificates are not guaranteed by the United States and do not constitute debts or obligations of the United States.

The FNMA, despite having U.S. Government agency status, is also a private, for-profit corporation organized to provide assistance in the housing mortgage market. The only function of the FNMA is to provide a secondary market for residential mortgages. Mortgage loans underlying FNMA Certificates reflect a considerable diversity and are purchased from a variety of mortgage originators. They are typically collateralized by conventional mortgages (not FHA-insured or VA-guaranteed). FNMA Certificates are highly liquid and usually trade in the secondary market at higher yields than GNMA Certificates. The coupon rate of a FNMA Certificate does not by itself indicate the yield that will be earned on the Certificate for the reasons discussed above in connection with GNMA Certificates.

OVERSEAS PRIVATE INVESTMENT CORPORATION CERTIFICATES. The Funds may invest in Certificates of Participation issued by the Overseas Private Investment Corporation ("OPIC"). OPIC is a U.S. Government agency that sells political risk insurance and loans to help U.S. businesses invest and compete in over 140 emerging markets and developing nations worldwide. OPIC provides medium to long-term loans and guaranties to projects involving significant equity or management participation. OPIC can lend up to $250 million per project on either a project finance or a corporate finance basis in countries where conventional institutions are often unable or unwilling to lend on such a basis. OPIC issues Certificates of Participation to finance projects undertaken by U.S. companies. These certificates are guaranteed by OPIC and backed by the full faith and credit of the U.S. Government.

COLLATERALIZED MORTGAGE OBLIGATIONS. The Core Bond Fund and the High Yield Fund may invest in Collateralized Mortgage Obligations ("CMOs"). CMOs are fully-collateralized bonds that are the general obligations of the issuer thereof. The key feature of the CMO structure is the prioritization of the cash flows from a pool of mortgages among the several classes of CMO holders, thereby creating a series of obligations with varying rates and maturities appealing to a wide range of investors. CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued for collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (that is, the character of payments of principal and interest is not passed through and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. CMOs are issued in two or more classes or series with varying maturities and stated rates of interest determined by the issuer. Because interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest on each class and to retire successive maturities in sequence. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding.

In 1983, the Federal Home Loan Mortgage Corporation began issuing CMOs. Since FHLMC CMOs are the general obligations of the FHLMC, it will be obligated to use its general funds to make payments thereon if payments generated by the underlying mortgages are insufficient to pay principal and interest in its CMOs. In addition, CMOs are issued by private entities, such as financial institutions, mortgage bankers and subsidiaries of homebuilding companies. The structural features of privately issued CMOs will vary considerably from issue to issue, and the Sub-Advisor will consider such features, together with the character of the underlying mortgage pool and the liquidity and credit rating of the issue.

Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four classes of securities; the first three classes pay interest at their stated rates beginning with the issue date and the final class is typically an accrual class (or Z bond). The cash flows from the underlying mortgage collateral are applied first to pay interest and then to retire securities. The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (or A bonds). When those securities are completely retired, all principal payments are then directed to the next-shortest-maturity security (or B bond). This process continues until all of the classes have been paid off. Because the cash flow is distributed sequentially instead of pro rata as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors into the longer maturity classes receive no principal paydowns.

One or more tranches of a CMO may have coupon rates that reset periodically at a specified increment over an index, such as the London Interbank Offered Rate ("LIBOR"). These adjustable rate tranches, known as "floating-rate CMOs," will be treated as Adjustable Rate Mortgage Securities ("ARMS"). Floating-rate CMOs may be backed by fixed-rate or adjustable-rate mortgages. Floating-rate CMOs are typically issued with lifetime "caps" on the coupon rate. These caps, similar to the caps on ARMS, represent a ceiling beyond which the coupon rate may not be increased, regardless of increases in the underlying interest rate index.

Mortgage-related securities such as CMOs may not be readily marketable. To the extent any of these securities are not readily marketable in the judgment of the Sub-Advisor, the Core Bond Fund and the High Yield Fund may not invest more than 15% of total assets in such securities.

ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). Generally, adjustable rate mortgages have a specified maturity date and amortize principal over their life. In periods of declining interest rates there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed-rate mortgage securities is that the interest rate can and does change in accordance with movements in a particular, pre-specified, published interest rate index. There are two main categories of indices: those based on U.S. Treasury obligations and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. The amount of interest on an adjustable rate mortgage is calculated by adding a specified amount to the applicable index, subject to limitations on the maximum and minimum interest that is charged during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period.

The underlying mortgages which collateralize the ARMS will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage-related securities in which a Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage-related securities in which a Fund invests to be shorter than the maturities stated in the underlying mortgages.

INFLATION-INDEXED BONDS. The Core Bond Fund may invest in inflation-indexed bonds, which are fixed-income securities whose return is periodically adjusted according to the rate of inflation as indicated by the Consumer Price Index ("CPI"). Inflation-indexed bonds may be issued by the U.S. Government, agencies, instrumentalities of the U.S. Government and by corporations. There are two common accrual structures for inflation-indexed bonds. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

Inflation-indexed securities are issued with various maturities. The securities issued by the U.S. Treasury, called Treasury Inflation Protected Securities or TIPS, pay interest on a semiannual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semiannually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semiannual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year reached 3%, the end-of-year par value of the bond would be $1,030 and the second semiannual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S.
Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, each Fund intends to enter into repurchase agreements only with its Custodian or tri-party Custodian, with banks having assets in excess of $10 billion and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. The Funds will enter into repurchase agreements that are collateralized by U.S. Government obligations. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' Custodian at the Federal Reserve Bank. At the time a Fund enters into a repurchase agreement, the value of the collateral, including accrued interest, will equal or exceed the value of the repurchase agreement and, in the case of a repurchase agreement exceeding one day, the seller agrees to maintain sufficient collateral so that the value of the underlying collateral, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. As a matter of current operating policy, the U.S. Government Money Market Fund, the Money Market Fund and the Institutional Money Market Fund will not enter into a repurchase agreement not terminable within seven days if, as result thereof, more than 10% of the value of its net assets would be invested in such securities and other illiquid securities. This operating policy is not fundamental and may be changed by the Board of Trustees without shareholder approval. The Core Bond Fund and the High Yield Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased security.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement a Fund agrees to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price. At the time the Fund enters into a reverse repurchase agreement it will place in a segregated custodial account cash or liquid securities having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities. Reverse repurchase agreements are considered to be borrowings by a Fund.

COVERED DOLLAR ROLLS. The Core Bond Fund may enter into dollar rolls in which the Fund sells mortgage-based or other fixed-income securities and simultaneously commits to repurchase substantially similar, but not identical, securities on a specified future date. In a simple dollar roll transaction, the cash proceeds from this sale will be reinvested in high quality, short-term instruments, the maturity of which will coincide with the settlement date of the roll transaction. A strategy may also be used with respect to the dollar roll, where a series of 6-12 consecutive dollar roll transactions (approximately 30 days per transaction) are executed. This allows the Fund to purchase a slightly longer duration security with the cash proceeds from the sale and capitalize on potentially higher available yields. The additional duration from this strategy would be minimal.

The Fund will not use such transactions for leveraging purposes and, accordingly, at the time the Fund enters into a dollar roll, it will set aside permissible liquid assets in a segregated custodial account to secure its obligation for the forward commitment to buy the securities. The value of such segregated assets must be at least equal to the value of the forward commitment or repurchase obligation (principal plus accrued interest), as applicable. The segregated assets effectively collateralize the Fund's right to receive the securities at the end of the roll period(s), and also serve to minimize the leveraging effect of the transaction.

In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest, including prepayments, paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund could also be compensated through receipt of fee income. Dollar rolls may be renewed over a period of several months with a different repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.

Dollar roll transactions are considered to be borrowings by the Fund and the use of such transactions will be subject to the Fund's investment limitations on borrowings. See "Borrowing and Pledging" and "Investment Limitations."

The risks associated with dollar rolls are market risk, since the price of the securities could drop lower than the agreed upon repurchase price during the roll period, or the securities that the Fund is required to repurchase may be worth less than the securities that the Fund originally held; and credit risk, since the counterparty to the transaction could fail to deliver the securities. If the counterparty to whom the Fund sells the securities becomes insolvent, the Fund's right to purchase or repurchase the securities may be restricted. Finally, there can be no assurance that Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund's borrowing.

FOREIGN SECURITIES. Investing in securities issued by foreign companies and governments involves considerations and potential risks not typically associated with investing in obligations issued by the U.S. Government and domestic corporations. Less information may be available about foreign companies than about domestic companies and foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions and custody fees are generally higher than those charged in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended clearance and settlement periods.

EMERGING MARKET SECURITIES. Emerging market securities are securities that are issued by a company that (i) is organized under the laws of an emerging market country (any country other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States, (ii) has its principal trading market for its stock in an emerging market country, or (iii) derives at least 50% of its revenues or profits from corporations within emerging market countries or has at least 50% of its assets located in emerging market countries. Each of the High Yield Fund and the Core Bond Fund may invest up to 10% of its total assets in emerging market securities.

Investments in securities of issuers based in underdeveloped countries entail all of the risks of investing in foreign issuers outlined in this section to a heightened degree. These heightened risks include: (i) expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in a lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities including restrictions on investing in issuers in industries deemed sensitive to relevant national interests; and (iv) the absence of developed capital markets and legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events.

BORROWING AND PLEDGING. Each Fund may borrow money from banks or from other lenders to the extent permitted by applicable law, for temporary or emergency purposes and to meet redemptions and may pledge assets to secure such borrowings. In addition, the Core Bond Fund may enter into reverse repurchase agreements and dollar roll transactions that are treated as borrowing by the Fund. The 1940 Act requires the Funds to maintain asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of at least 300% for all such borrowings. It at any time the value of a Fund's assets should fail to meet this 300% coverage test, the Fund, within 3 days (not including Sundays and holidays), will reduce the amount of its borrowings to the extent necessary to meet this test. To reduce its borrowings, a Fund might be required to sell securities at a time when it would be disadvantageous to do so. In addition, because interest on money borrowed is a Fund expense that it would not otherwise incur, the Fund may have less net investment income during periods when its borrowings are substantial. The interest paid by a Fund on borrowings may be more or less than the yield on the securities purchased with borrowed funds, depending on prevailing market conditions. A Fund will not make any borrowing or enter into a reverse repurchase agreement or dollar roll transaction that would cause its outstanding borrowings to exceed one-third of the value of its total assets. Borrowing magnifies the potential for gain or loss on a Fund's portfolio securities and, therefore, if employed, increases the possibility of fluctuation in its net asset value ("NAV"). This is the speculative factor known as leverage. To reduce the risks of borrowing, the Funds will limit their borrowings as described below.

As a matter of current operating policy, the U.S. Government Money Market Fund may borrow money from banks or other persons in an amount not exceeding 10% of its total assets. The Fund may pledge assets in connection with such borrowings but will not pledge more than 15% of its total assets. The Fund will not make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets. These operating policies are not fundamental and may be changed by the Board without shareholder approval.

As a matter of current operating policy, and except for the use of reverse repurchase agreements and dollar rolls, the Core Bond Fund may borrow money from banks or other persons in an amount not exceeding 10% of its total assets, as a temporary measure for extraordinary or emergency purposes. The Fund may pledge assets in connection with such borrowings but will not pledge more than 10% of its total assets. The Fund will not make any additional purchases of portfolio securities if outstanding borrowings, other than reverse repurchase agreements and dollar rolls, exceed 5% of the value of its total assets. These operating policies are not fundamental and may be changed by the Board without shareholder approval.

As a matter of current operating policy, the High Yield Fund may borrow money from banks or other persons in an amount not exceeding 10% of its total assets, as a temporary measure for extraordinary or emergency purposes. The Fund may pledge assets in connection with such borrowings but will not pledge more than 10% of its total assets. The Fund will not make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets. These operating policies are not fundamental and may be changed by the Board without shareholder approval.

The Money Market Fund does not intend to purchase securities for investment during periods when the sum of bank borrowings exceed 5% of its total assets. This operating policy is not fundamental and may be changed by the Board without shareholder approval.

The Institutional Money Market Fund may borrow money from banks (provided there is 300% asset coverage) for temporary or emergency purposes and to meet redemptions and may pledge assets to secure such borrowings. The Fund will not make any borrowings that would cause its outstanding borrowing to exceed one-third of the value of its total assets. The Fund may pledge assets in connection with borrowings but will not pledge more than one third of its total assets. The Fund will not make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets.

LOANS OF PORTFOLIO SECURITIES. Each Fund may lend its portfolio securities. The Institutional Money Market Fund may make short-term loans of its portfolio securities to banks, brokers and dealers and will limit the amount of its loans to no more than 25% of its net assets. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities.

Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by a Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to a Fund. The Funds receive amounts equal to the interest on loaned securities and also receive one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The Funds may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower, and that the fees are not used to compensate the Advisor, the Sub-Advisor or any affiliated person of the Trust or an affiliated person of the Advisor, the Sub-Advisor or other affiliated person. The terms of the Funds' loans must meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

BANK DEBT INSTRUMENTS. Bank debt instruments in which the Funds may invest consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or of banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are nonnegotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Investments in time deposits maturing in more than seven days will be subject to the Funds' restrictions on illiquid investments (see "Investment Limitations").

The Money Market Fund, Institutional Money Market Fund and the Core Bond Fund may also invest in certificates of deposit, bankers' acceptances and time deposits issued by foreign branches of national banks. Eurodollar certificates of deposit are negotiable U.S. dollar denominated certificates of deposit issued by foreign branches of major U.S. commercial banks. Eurodollar bankers' acceptances are U.S. dollar denominated bankers' acceptances "accepted" by foreign branches of major U.S. commercial banks. Investments in the obligations of foreign branches of U.S. commercial banks may be subject to special risks, including future political and economic developments, imposition of withholding taxes on income, establishment of exchange controls or other restrictions, less governmental supervision and the lack of uniform accounting, auditing and financial reporting standards that might affect an investment adversely. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of portfolio securities may be held outside of the U.S. and the Funds may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of domestic branches do not apply to foreign branches of domestic banks. The Sub-Advisor, subject to the overall supervision of the Board of Trustees, carefully considers these factors when making investments. The Funds do not limit the amount of their assets that can be invested in any one type of instrument or in any foreign country in which a branch of a U.S. bank or the parent of a U.S. branch is located. Investments in obligations of foreign banks are subject to the overall limit of 25% of total assets that may be invested in a single industry.

SECURITIES OF OTHER INVESTMENT COMPANIES. A Fund may invest in shares of other investment companies to the extent permitted by the 1940 Act. The Advisor has received an exemptive order from the SEC that permits each non-money market fund to invest its uninvested cash or cash collateral in one or more affiliated money market funds. Each non-money market fund may invest up to 25% of its assets in affiliated money market funds, subject to its investment limitations and certain other conditions pursuant to the exemptive order.

COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. Commercial paper (including variable amount master demand notes) consists of short-term unsecured promissory notes issued by U.S. corporations, partnerships, trusts or other entities in order to finance short-term credit needs and non-convertible debt securities (e.g., bonds and debentures) with no more than 397 days remaining to maturity at the date of purchase. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the Funds' restrictions on illiquid investments (see "Investment Limitations") unless, in the judgment of the Sub-Advisor, subject to the direction of the Board of Trustees, such note is liquid.

VARIABLE RATE DEMAND INSTRUMENTS. The Funds may purchase variable rate demand instruments. Variable rate demand instruments that the Funds will purchase are obligations that provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to demand payment of the unpaid principal balance plus accrued interest at specified intervals upon a specific number of days' notice either from the issuer or by drawing on a bank letter of credit, a guarantee, insurance or other credit facility issued with respect to such instrument.

The variable rate demand instruments in which the Funds may invest are payable on not more than thirty calendar days' notice either on demand or at specified intervals not exceeding thirteen months depending upon the terms of the instrument. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to thirteen months and their adjustments are based upon LIBOR or other prevailing interest rates as provided in the respective instruments. A security is priced at a coupon rate that causes its value to approximate par. Each Fund may only purchase variable rate demand instruments which have received a short-term rating meeting that Fund's quality standards from an NRSRO or unrated variable rate demand instruments determined by the Sub-Advisor to be of comparable quality. If such an instrument does not have a demand feature exercisable by a Fund in the event of default in the payment of principal or interest on the underlying securities, then the Fund will also require that the instrument have a rating as long-term debt in one of the top two categories by any NRSRO. The Sub-Advisor may determine that an unrated variable rate demand instrument meets a Fund's quality criteria if it is backed by a letter of credit or guarantee or insurance or other credit facility that meets the quality criteria for the Fund or on the basis of a credit evaluation of the underlying obligor. If an instrument is ever deemed to not meet a Fund's quality standards, such Fund either will sell it in the market or exercise the demand feature as soon as practicable.

As a matter of current operating policy, the U.S. Government Money Market Fund will not invest more than 10% of its net assets (and the Core Bond Fund and the High Yield Fund will not invest more than 15% of their net assets) in variable rate demand instruments as to which it cannot exercise the demand feature on not more than seven days' notice if it is determined that there is no secondary market available for these obligations and all other illiquid securities. These operating policies are not fundamental and may be changed by the Board of Trustees without shareholder approval. As a matter of fundamental policy, the Institutional Money Market Fund will not invest more than 10% of its net assets in variable rate demand instruments as to which it cannot exercise the demand feature on not more than seven days' notice if it is determined that there is no secondary market available for these obligations and all other illiquid securities. The Funds intend to exercise the demand repurchase feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to a Fund in order to make redemptions of its shares, or (3) to maintain the quality standards of a Fund's investment portfolio.

While the value of the underlying variable rate demand instruments may change with changes in interest rates generally, the variable rate nature of the underlying variable rate demand instruments should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital depreciation is less than would be the case with a portfolio of fixed income securities. Each Fund may hold variable rate demand instruments on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable banks' "prime rate," or other interest rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations or obligations of comparable quality with similar maturities.

RESTRICTED SECURITIES. The Money Market Fund, the High Yield Fund, the Core Bond Fund and the Institutional Money Market Fund may each invest up to 10% of their total assets in restricted securities. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933. The absence of a trading market can make it difficult to ascertain a market value of illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses. Restricted securities generally can be sold in a privately negotiated transaction, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to seek registration of the shares. However, in general, the Funds anticipate holding restricted securities to maturity or selling them in an exempt transaction.

ASSET-BACKED SECURITIES. The Core Bond Fund may invest in certain asset-backed securities such as securities whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts or a pool of credit card loan receivables.

MUNICIPAL SECURITIES. The Money Market Fund, Institutional Money Market Fund and the Core Bond Fund may invest in taxable and tax-exempt municipal securities. Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities; and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

GUARANTEED INVESTMENT CONTRACTS. The Money Market Fund and the Institutional Money Market Fund may make investments in obligations issued by highly rated U.S. insurance companies, such as guaranteed investment contracts and similar funding agreements (collectively "GICs"). A GIC is a general obligation of the issuing insurance company and not a separate account. Under these contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest that is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. GIC investments that do not provide for payment within seven days after notice are subject to the Fund's policy regarding investments in illiquid securities.

PRIVATE PLACEMENT INVESTMENTS. The Money Market Fund, the High Yield Fund, the Core Bond Fund and the Institutional Money Market Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities laws and is generally sold to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Sub-Advisor believes that Section 4(2) commercial paper and possibly certain other restricted securities that meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Sub-Advisor, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Funds do not intend to subject such paper to the limitation applicable to restricted securities.

The ability of the Board of Trustees to determine the liquidity of certain restricted securities is permitted under a position of the staff of the Securities and Exchange Commission ("SEC") set forth in the adopting release for Rule 144A under the Securities Act of 1933 ("Rule 144A"). Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities (including Section 4(2) commercial paper): the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades. The Trustees have delegated to the Sub-Advisor the daily function of determining and monitoring the liquidity of restricted securities pursuant to the above criteria and guidelines adopted by the Board of Trustees. The Trustees will monitor and periodically review the Sub-Advisor's selection of Rule 144A and Section 4(2) commercial paper as well as any determinations as to its liquidity.

LOAN PARTICIPATIONS. The Core Bond Fund may invest, subject to an overall 33% limit on loans, in loan participations, typically made by a syndicate of banks to U.S. and non-U.S. corporate or governmental borrowers for a variety of purposes. The underlying loans may be secured or unsecured, and will vary in term and legal structure. When purchasing such instruments, the Fund may assume the credit risks associated with the original bank lender as well as the credit risks associated with the borrower. Investments in loan participations present the possibility that the Fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the Fund could be part owner of any collateral, and could bear the costs and liabilities of owning and disposing of the collateral. Loan participations are generally not rated by major rating agencies and may not be protected by securities laws. Also, loan participations are generally considered to be illiquid and are therefore subject to the Fund's overall 15% limitation on illiquid securities.

ZERO COUPON BONDS. The Core Bond Fund is permitted to purchase zero coupon securities ("zero coupon bonds"). Zero coupon bonds are purchased at a discount from the face amount because the buyer receives only the right to receive a fixed payment on a certain date in the future and does not receive any periodic interest payments. The effect of owning instruments that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yields on the zero coupon bond, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently, which fluctuation increases the longer the period to maturity. Although zero coupon bonds do not pay interest to holders prior to maturity, federal income tax law requires the Fund to recognize as interest income a portion of the bond's discount each year and this income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in the Fund elect to receive their dividends in cash rather than reinvest such dividends in additional shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sale of portfolio securities. In such cases, the Fund will not be able to purchase additional income-producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

LOWER RATED AND UNRATED SECURITIES. The High Yield Fund and the Core Bond Fund may invest in higher yielding (and, therefore, higher risk), lower rated fixed-income securities, including investment-grade securities, junk bonds and unrated securities. Securities rated in the fourth highest category by S&P or Moody's, BBB and Baa, respectively, although considered investment grade, may possess speculative characteristics, and changes in economic or other conditions are more likely to impair the ability of issuers of these securities to make interest and principal payments than is the case with respect to issuers of higher grade bonds.

Generally, medium or lower-rated securities and unrated securities of comparable quality, sometimes referred to as "junk bonds," offer a higher current yield than is offered by higher rated securities, but also (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The yield of junk bonds will fluctuate over time.

The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, medium and lower rated securities and comparable unrated securities generally present a higher degree of credit risk. The risk of loss due to default by these issuers is significantly greater because medium and lower-rated securities and unrated securities of comparable quality generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. Since the risk of default is higher for lower rated debt securities, the Sub-Advisor's research and credit analysis are an especially important part of managing securities of this type held by a Fund. In light of these risks, the Sub-Advisor, in evaluating the creditworthiness of an issue, whether rated or unrated, will take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

In addition, the market value of securities in lower-rated categories is more volatile than that of higher quality securities, and the markets in which medium and lower-rated or unrated securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets may make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing their respective portfolios and calculating their respective NAVs. Moreover, the lack of a liquid trading market may restrict the availability of securities for the Funds to purchase and may also have the effect of limiting the ability of a Fund to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets.

Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for shareholders. Also, as the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of the securities held by a Fund may decline relatively proportionately more than a portfolio consisting of higher rated securities. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the Fund to the risks of lower rated securities.

Subsequent to its purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require sale of the security by the Fund, but the Sub-Advisor will consider this event in its determination of whether the Fund should continue to hold the security.

The market for lower-rated debt securities may be thinner and less active than that for higher rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last sale information is available. Adverse publicity and changing investor perception may affect the ability of outside pricing services to value lower-rated debt securities and the ability to dispose of these securities.

In considering investments for a Fund, the Sub-Advisor will attempt to identify those issuers of high yielding debt securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The Sub-Advisor's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the best interest of the Fund.

RATING AGENCIES. The ratings of the Funds' fixed-income investments by the nationally recognized rating organizations appears in the Appendix to this SAI.

MAJORITY. As used in this SAI, the term "majority" of the outstanding shares of the Trust (or of any Fund) means the lesser of (1) 67% or more of the outstanding shares of the Trust (or the applicable Fund) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or the applicable Fund) are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Trust (or the applicable Fund).

INVESTMENT LIMITATIONS
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FUNDAMENTAL LIMITATIONS. The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Funds. These limitations may not be changed for a Fund without the affirmative vote of a majority of that Fund's outstanding shares.

THE FUNDAMENTAL LIMITATIONS FOR THE HIGH YIELD FUND, CORE BOND FUND, MONEY MARKET FUND AND U.S. GOVERNMENT MONEY MARKET FUND ARE:

      1. BORROWING MONEY. The Funds may not engage in borrowing except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

      2. UNDERWRITING. The Funds may not underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, a Fund may be deemed to be an underwriter under certain federal securities laws or in connection with investments in other investment companies.

      3. LOANS. The Funds may not make loans to other persons except that a Fund may (1) engage in repurchase agreements, (2) lend portfolio securities, (3) purchase debt securities, (4) purchase commercial paper, and (5) enter into any other lending arrangement permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

      4. REAL ESTATE. The Funds may not purchase or sell real estate except that a Fund may (1) hold and sell real estate acquired as a result of the Fund's ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by real estate or interests in real estate, and (3) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal or otherwise engage in transactions in real estate or interests in real estate.

      5. COMMODITIES. The Funds may not purchase or sell physical commodities except that a Fund may (1) hold and sell physical commodities acquired as a result of the Fund's ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by physical commodities, (3) purchase or sell options, and (4) purchase or sell futures contracts.

      6. CONCENTRATION. The Funds may not purchase the securities of an issuer (other than securities issued or guaranteed by the United States Government, its agencies or its instrumentalities) if, as a result, more than 25% of a Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

      7. SENIOR SECURITIES. The Funds may not issue senior securities except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

THE FUNDAMENTAL LIMITATIONS FOR THE INSTITUTIONAL MONEY MARKET FUND ARE:

      1. BORROWING MONEY. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund; or (b) from a bank for temporary purposes only, provided that, when made, such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets. The Fund also will not make any borrowing that would cause its outstanding borrowings to exceed one-third of the value of its total assets.

      2. PLEDGING. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any security owned or held by the Fund except as may be necessary in connection with borrowings described in limitation (1) above. The Fund will not mortgage, pledge or hypothecate more than one-third of its assets in connection with borrowings.

      3. UNDERWRITING. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

      4. ILLIQUID INVESTMENTS. The Fund will not invest more than 10% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

      5. REAL ESTATE. The Fund will not purchase, hold or deal in real estate.

      6. COMMODITIES. The Fund will not purchase, hold or deal in commodities or commodities futures contracts, or invest in oil, gas or other mineral explorative or development programs. This limitation is not applicable to the extent that the U.S. Government obligations in which the Fund may otherwise invest would be considered to be such commodities, contracts or investments.

      7. LOANS. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, or (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of U.S. Government obligations.

      8. MARGIN PURCHASES. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities.

      9. SHORT SALES AND OPTIONS. The Fund will not sell any securities short or sell put and call options. This limitation is not applicable to the extent that sales by the Fund of securities in which the Fund may otherwise invest would be considered to be sales of options.

      10. OTHER INVESTMENT COMPANIES. The Fund will not invest more than 5% of its total assets in the securities of any investment company and will not invest more than 10% of its total assets in securities of other investment companies.

      11. CONCENTRATION. The Fund will not invest more than 25% of its total assets in a particular industry; this limitation is not applicable to investments in obligations issued by the U.S. Government, its territories and possessions, the District of Columbia and their respective agencies and instrumentalities or repurchase agreements with respect thereto.

      12. MINERAL LEASES. The Fund will not purchase oil, gas or other mineral leases or exploration or development programs.

      13. SENIOR SECURITIES. The Fund will not issue or sell any senior security as defined by the 1940 Act except insofar as any borrowing that the Fund may engage in may be deemed to be an issuance of a senior security.

NONFUNDAMENTAL LIMITATIONS. The Trust, on behalf of each Fund, has adopted the following nonfundamental limitations as a matter of "operating policy." These limitations may be changed by the Board of Trustees without shareholder vote.

THE NONFUNDAMENTAL INVESTMENT LIMITATIONS OF THE HIGH YIELD FUND AND THE CORE BOND FUND ARE:

Each Fund (or the Trust, on behalf of each Fund) will not as a matter of "operating policy" (changeable by the Board of Trustees without a shareholder vote):

      1. HIGH YIELD FUND ONLY. Borrow money (including through reverse repurchase agreements or forward roll transactions involving mortgage-backed securities or similar investment techniques entered into for leveraging purposes), except that the Fund may borrow for temporary or emergency purposes up to 10% of its total assets; provided, however, that no Fund may purchase any security while outstanding borrowings exceed 5%;

         2. CORE BOND FUND ONLY. Borrow money, except for through reverse repurchase agreements and dollar rolls, and except that the Fund may borrow through means other than reverse repurchase agreements or dollar rolls for temporary or emergency purposes up to 10% of its total assets; provided, however, that no Fund may purchase any security while outstanding borrowings, excluding dollar rolls and reverse repurchase agreements, exceed 5%;

         3. Pledge, mortgage or hypothecate for any purpose in excess of 10% of a Fund's total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, dollar rolls and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

         4. Purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

         5. Sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

         6. Invest for the purpose of exercising control or management;

         7. Invest more than 15% of a Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable (defined as a security that cannot be sold in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security) not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which is not traded flat or in default as to interest or principal and either (i) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and the Fund's Board of Trustees has determined the commercial paper to be liquid; or (ii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and the Fund's Board of Trustees has determined that the commercial paper is equivalent quality and is liquid;

         8. Invest more than 10% of a Fund's total assets in securities that are restricted from being sold to the public without registration under the 1933 Act (other than Rule 144A Securities deemed liquid by the Fund's Board of Trustees);

         9. Purchase securities of any issuer if such purchase at the time thereof would cause the Fund to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;

         10. Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of a Fund's net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Funds have no current intention to engage in short selling);

         11. Purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of the Fund's aggregate investment in such classes of securities will exceed 5% of its total assets;

         12. Write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Fund and the option is issued by the OCC, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 50% of a Fund's net assets; (c) the securities subject to the exercise of the call written by the Fund must be owned by the Fund at the time the call is sold and must continue to be owned by the Fund until the call has been exercised, has lapsed, or the Fund has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund's obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, a Fund establishes a segregated account with its custodian consisting of cash or liquid securities equal in value to the amount the Fund will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Fund has purchased a closing put, which is a put of the same series as the one previously written); and

         13. Buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of a Fund's total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of a Fund's total assets.

THE FOLLOWING NONFUNDAMENTAL INVESTMENT LIMITATIONS OF THE MONEY MARKET FUND
ARE:

         1. ILLIQUID INVESTMENTS. The Fund will not purchase securities for which there are legal or contractual restrictions on resale or enter into a repurchase agreement maturing in more than seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities.

         2. MARGIN PURCHASES. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities.

         3. SHORT SALES. The Fund will not make short sales of securities, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

THE FOLLOWING 80% NONFUNDAMENTAL INVESTMENT LIMITATIONS ARE:

      1. 80% INVESTMENT POLICY (HIGH YIELD FUND). Under normal circumstances, the Fund will invest at least 80% of its assets (defined as net assets plus the amount of any borrowings for investment purposes) in non-investment grade debt securities.

      2. 80% INVESTMENT POLICY (CORE BOND FUND). Under normal circumstances at least 80% of the Fund's assets (defined as net assets plus the amount of any borrowings for investment purposes) will be invested in bonds. Bonds include mortgage-related securities, asset-backed securities, government securities and corporate debt securities.

      3. 80% INVESTMENT POLICY (U.S. GOVERNMENT MONEY MARKET FUND). Under normal circumstances at least 80% of the Fund's assets (defined as net assets plus the amount of any borrowings for investment purposes) will be invested in securities issued by the U.S. Government or its agencies, including mortgage-related U.S. Government securities.

      Shareholders will be provided with at least 60 days' prior notice of any change in a Fund's nonfundamental 80% investment policy. The notice will be provided in a separate written document containing the following, or similar, statement in boldface type: "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered, unless the notice is delivered separately from other communications to the shareholder.

With respect to the percentages adopted by the Trust as maximum limitations on a Fund's investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money or investing in illiquid securities) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

The Trust has never pledged, mortgaged or hypothecated the assets of any Fund, and the Trust presently intends to continue this policy. The U.S. Government Money Market Fund will not purchase securities for which there are legal or contractual restrictions on resale or enter into a repurchase agreement maturing in more than seven days if, as a result thereof, more than 10% of the value of the Fund's net assets would be invested in such securities. The statement of intention in this paragraph reflects a nonfundamental policy that may be changed by the Board of Trustees without shareholder approval.

Although not a fundamental policy, portfolio investments and transactions of the U.S. Government Money Market Fund will be limited to those investments and transactions permissible for Federal credit unions pursuant to 12 U.S.C. Section 1757(7) and (8) and 12 CFR Part 703. If this policy is changed as to allow the Fund to make portfolio investments and engage in transactions not permissible for Federal credit unions, the Trust will so notify all Federal credit union shareholders.

TRUSTEES AND OFFICERS
---------------------

The following is a list of the Trustees and executive officers of the Trust, the length of time served, principal occupations for the past 5 years, number of funds overseen in the Touchstone Fund Complex and other directorships held. All funds managed by the Advisor are part of the "Touchstone Fund Complex." The Touchstone Fund Complex consists of the Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Funds Group Trust (formerly Constellation Funds) and Constellation Institutional Portfolios. The Trustees who are not interested persons of the Trust, as defined in the 1940 Act, are referred to as "Independent Trustees."

-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED
TRUSTEES(1):
-----------------------------------------------------------------------------------------------------------------------------------
         NAME            POSITION        TERM OF     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS  NUMBER              OTHER
       ADDRESS           HELD WITH       OFFICE                                                   OF FUNDS         DIRECTORSHIPS
         AGE             TRUST             AND                                                    OVERSEEN           HELD(4)
                                         LENGTH OF                                                IN THE
                                          TIME                                                    TOUCHSTONE
                                         SERVED(2)                                                FUND
                                                                                                  COMPLEX(3)
-----------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder         Trustee and   Until         Senior Vice President of The Western and          54        Director of
Touchstone Advisors, Inc President     retirement    Southern Life Insurance Company.                            LaRosa's (a
303 Broadway                           at age 75     President and a director of IFS Financial                   restaurant chain).
Cincinnati, OH                         or until      Services, Inc. (a holding company).  She
Age: 51                                she resigns   is a director of Capital Analysts
                                       or is         Incorporated (an investment advisor and
                                       removed       broker-dealer), Integrated Investment
                                                     Services, Inc. (the Trust's
                                       Trustee       sub-administrator and transfer agent), IFS
                                       since 1999    Fund Distributors, Inc. (a broker-dealer),
                                                     Touchstone Advisors, Inc. (the Trust's
                                                     investment manager and administrator) and
                                                     Touchstone Securities, Inc. (the Trust's
                                                     distributor).  She is also President and a
                                                     director of IFS Agency Services, Inc. (an
                                                     insurance agency), W&S Financial Group
                                                     Distributors, Inc. (an annuity
                                                     distributor) and IFS Systems, Inc.  She is
                                                     Senior Vice President and a director of
                                                     W&S Brokerage Services, Inc. (a
                                                     broker-dealer). She is President and Chief
                                                     Executive Officer of Integrity Life
                                                     Insurance Company and National Integrity
                                                     Life Insurance Company.  She is President
                                                     of Touchstone Tax-Free Trust, Touchstone
                                                     Investment Trust, Touchstone Variable
                                                     Series Trust, Touchstone Strategic Trust,
                                                     Touchstone Funds Group Trust and
                                                     Constellation Institutional Portfolios.
                                                     She was President of Touchstone Advisors,
                                                     Inc., and Touchstone Securities, Inc.
                                                     until 2004.
-----------------------------------------------------------------------------------------------------------------------------------
John F. Barrett          Trustee       Until         Chairman of the Board, President and Chief         32       Director of The
The Western and                        retirement    Executive Officer of The Western and                        Andersons (an
Southern Life                          at age 75     Southern Life Insurance Company, Western-                   agribusiness and
Insurance Company                      or until he   Southern Life Assurance Company and                         retailing
400 Broadway                           resigns or    Western & Southern Financial Group, Inc.;                   company);
Cincinnati, OH                         is removed    Director and Chairman of Columbus Life                      Convergys
Age: 57                                              Insurance Company; Fort Washington                          Corporation (a
                                       Trustee       Investment Advisors, Inc., Integrity Life                   provider of
                                       since 2002    Insurance Company and National Integrity                    business support
                                                     Life Insurance Company; Director of Eagle                   systems and
                                                     Realty Group, Inc., Eagle Realty                            customer care
                                                     Investments, Inc. and Integrated                            operations) and
                                                     Investment Services, Inc.; Director,                        Fifth Third
                                                     Chairman and CEO of WestAd, Inc.;                           Bancorp.
                                                     President and Trustee of Western &
                                                     Southern Financial Fund, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES:
----------------------------------------------------------------------------------------------------------------------------------
         NAME           POSITION        TERM OF     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS  NUMBER            OTHER
       ADDRESS          HELD WITH       OFFICE                                                   OF FUNDS       DIRECTORSHIPS
         AGE            TRUST             AND                                                    OVERSEEN         HELD(4)
                                       LENGTH OF                                                 IN THE
                                         TIME                                                    TOUCHSTONE
                                        SERVED(2)                                                FUND
                                                                                                 COMPLEX(3)
----------------------------------------------------------------------------------------------------------------------------------
Richard L. Brenan       Trustee       Until         Retired Managing Partner of KPMG LLP (a          32       Director of Wing
1420 Neeb Road                        retirement    certified public accounting firm);                        Eyecare
Cincinnati, OH                        at age 75     Director of The National Underwriter                      Companies.
Age: 62                               or until he   Company (a publisher of insurance and
                                      resigns or    financial service products) until 2003.
                                      is removed

                                      Trustee
                                      since 2005
----------------------------------------------------------------------------------------------------------------------------------
Phillip R. Cox          Trustee       Until         President and Chief Executive Officer of         54       Director of the
105 East Fourth Street                retirement    Cox Financial Corp. (a financial services                 Federal Reserve
Cincinnati, OH                        at age 75     company).                                                 Bank of
Age: 59                               or until he                                                             Cleveland and
                                      resigns or                                                              Duke Energy (a
                                      is removed                                                              utility
                                                                                                              company);
                                      Trustee                                                                 Chairman of The
                                      since 1999                                                              Cincinnati Bell
                                                                                                              Telephone
                                                                                                              Company
                                                                                                              LLC; Director
                                                                                                              of The Timken
                                                                                                              Company (a
                                                                                                              manufacturer of
                                                                                                              bearings, alloy
                                                                                                              steels and
                                                                                                              related
                                                                                                              products and
                                                                                                              services);
                                                                                                              Director
                                                                                                              of Diebold,
                                                                                                              Incorporated (a
                                                                                                              provider of
                                                                                                              integrated
                                                                                                              self-service
                                                                                                              delivery and
                                                                                                              security
                                                                                                              systems).

----------------------------------------------------------------------------------------------------------------------------------
H. Jerome Lerner         Trustee      Until         Principal of HJL Enterprises (a privately        32       None
c/o Touchstone                        retirement    held investment company).
Advisors, Inc.                        at age 75
303 Broadway                          or until he
Cincinnati, OH                        resigns or
Age: 68                               is removed

                                      Trustee
                                      since 1989
----------------------------------------------------------------------------------------------------------------------------------
Donald C. Siekmann       Trustee      Until         Executive for Duro Bag Manufacturing Co.         54       Trustee of
c/o Touchstone                        retirement    (a bag manufacturer);  President of Shor                  Jewish Hospital,
Advisors, Inc.                        at age 75     Foundation for Epilepsy Research (a                       Greater
303 Broadway                          or until he   charitable foundation);  Trustee of                       Cincinnati Arts
Cincinnati, OH                        resigns or    Riverfront Funds (mutual funds) from 1999                 & Education
Age: 68                               is removed    - 2004.                                                   Center and
                                                                                                              Cincinnati Arts
                                      Trustee                                                                 Association.
                                      since 2005
----------------------------------------------------------------------------------------------------------------------------------
Robert E. Stautberg      Trustee      Until         Retired Partner of KPMG LLP (a certified         54       Trustee of
c/o Touchstone                        retirement    public accounting firm).  He is Vice                      Tri-Health
Advisors, Inc.                        at age 75     President of St. Xavier High School.                      Physician
303 Broadway                          or until he                                                             Enterprise
Cincinnati, OH                        resigns or                                                              Corporation.
Age: 72                               is removed

                                      Trustee
                                      since 1999
----------------------------------------------------------------------------------------------------------------------------------
John P. Zanotti          Trustee      Until         CEO, Chairman and Director of Avaton, Inc.       32       Director of QMed
c/o Touchstone                        retirement    (a wireless entertainment company).                       (a health care
Advisors, Inc.                        at age 75     President of Cincinnati Biomedical (a life                management
303 Broadway                          or until he   science and economic development company).                company).
Cincinnati, OH                        resigns or    CEO, Chairman and Director of Astrum
Age: 58                               is removed    Digital Information (an information
                                                    monitoring company) from 2000 until 2001.
                                      Trustee
                                      since 2002
----------------------------------------------------------------------------------------------------------------------------------

1 Ms. McGruder, as a director of the Advisor and the Distributor, and an officer of affiliates of the Advisor and the Distributor, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Barrett, as President and Chairman of the Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of the Advisor and the Distributor, and an officer of other affiliates of the Advisor and the Distributor is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
2 Each Trustee is elected to serve until the age of 75 or until he or she sooner resigns or is removed.
3 The Touchstone Fund Complex consists of 5 series of the Trust, 4 series of Touchstone Tax-Free Trust, 8 series of Touchstone Strategic Trust, 15 variable annuity series of Touchstone Variable Series Trust, 19 series of Touchstone Funds Group Trust and 3 series of Constellation Institutional Portfolios.
4 Each Trustee is also a Trustee of Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust. Ms. McGruder and Messrs. Cox, Siekmann and Stautberg are Trustees of Touchstone Funds Group Trust and Constellation Institutional Portfolios.

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL
OFFICERS:
-----------------------------------------------------------------------------------------------------------------------------------
        NAME            POSITION        TERM OF            PRINCIPAL OCCUPATION(S) DURING        NUMBER OF       OTHER
      ADDRESS           HELD WITH      OFFICE AND                   PAST 5 YEARS                 FUNDS OVERSEEN  DIRECTORSHIPS
        AGE             TRUST(1)       LENGTH OF                                                 IN THE          HELD
                                      TIME SERVED                                                TOUCHSTONE
                                                                                                 FUND
                                                                                                 COMPLEX(2)
-----------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder      President      Until            See biography above.                             54        See biography
Touchstone            and Trustee    resignation,                                                                above.
Advisors, Inc.                       removal or
303 Broadway                         disqualification
Cincinnati, OH
Age: 51                              President
                                     since
                                     2004;
                                     President
                                     from 2000-2002
-----------------------------------------------------------------------------------------------------------------------------------
Brian E. Hirsch       Vice President Until            Senior Vice President-Compliance of IFS          54        None
Touchstone            and Chief      resignation,     Financial Services, Inc., Director of
Advisors, Inc.        Compliance     removal or       Compliance of W&S Brokerage Services,
303 Broadway          Officer        disqualification Inc.; Chief Compliance Officer of
Cincinnati, OH                                        Puglisi & Co. from 2001 until 2002.
Age: 50                              Vice
                                     President
                                     since 2003
-----------------------------------------------------------------------------------------------------------------------------------
James H. Grifo        Vice           Until            President of Touchstone Advisors, Inc.           54        None
Touchstone            President      resignation,     and Touchstone Securities, Inc.;
Advisors, Inc.                       removal or       Managing Director, Deutsche Asset
303 Broadway                         disqualification Management until 2001.
Cincinnati, OH
Age: 55                              Vice
                                     President
                                     since 2004
-----------------------------------------------------------------------------------------------------------------------------------
William A. Dent       Vice           Until            Senior Vice President of Touchstone              54        None
Touchstone            President      resignation,     Advisors, Inc.; Marketing Director of
Advisors, Inc.                       removal or       Promontory Interfinancial Network from
303 Broadway                         disqualification 2002-2003.
Cincinnati, OH
Age: 44                              Vice
                                     President
                                     since 2004
-----------------------------------------------------------------------------------------------------------------------------------
Terrie A. Wiedenheft  Controller     Until            Senior Vice President, Chief Financial           54        None
Touchstone            and Treasurer  resignation,     Officer and Treasurer of Integrated
Advisors, Inc.                       removal or       Investment Services, Inc., IFS Fund
303 Broadway                         disqualification Distributors, Inc. and W&S Brokerage
Cincinnati, OH                                        Services, Inc. She is Chief Financial
Age: 44                              Controller       Officer of IFS Financial Services, Inc.,
                                     since 2000       Touchstone Advisors, Inc. and Touchstone
                                                      Securities, Inc. and Assistant Treasurer
                                     Treasurer        of Fort Washington Investment
                                     since 2003       Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Jay S. Fitton         Secretary      Until            Senior Counsel at Integrated Investment          54        None
Integrated                           resignation,     Services, Inc.
Investment                           removal or
Services, Inc.                       disqualification
303 Broadway
Cincinnati, OH                       Secretary
Age: 36                              since 2006.
                                     Assistant
                                     Secretary
                                     from 2002 -
                                     2006
-----------------------------------------------------------------------------------------------------------------------------------

(1) Each officer also holds the same office with Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Funds Group Trust and Constellation Institutional Portfolios.

(2) The Touchstone Fund Complex consists of 5 series of the Trust, 4 series of Touchstone Tax-Free Trust, 8 series of Touchstone Strategic Trust, 15 variable annuity series of Touchstone Variable Series Trust, 19 series of Touchstone Funds Group Trust and 3 series of Constellation Institutional Portfolios.

      TRUSTEE OWNERSHIP IN THE TOUCHSTONE FUND COMPLEX

      The following table reflects the Trustees' beneficial ownership in the Funds* and the Touchstone Fund Complex as of December 31, 2006:

------------------------------------------------------------------------------------------------------------------------
                        Dollar Range of     Dollar Range    Dollar  Range of   Dollar  Range of       Aggregate Dollar
                           Securities          of             Securities          Securities              Range of
                             in            Securities in          in           in U.S. Government      Securities in the
                         Core Bond Fund   High Yield Fund   Money Market Fund  Money Marked Fund      Touchstone Fund
                                                                                                         Complex(1)
------------------------------------------------------------------------------------------------------------------------
John Barrett            None              None              $1 - $10,000       None                  Over $100,000
Richard L. Brenan       None              $1 - $10,000      None               None                  $10,001-$50,000
Phillip R. Cox          None              None              None               None                  None
H. Jerome Lerner        None              None              None               $10,001 - $50,000     Over $100,000
Jill T. McGruder        $1 - $10,000      $1 - $10,000      $10,001 - $50,000  None                  Over $100,000
Donald C. Siekmann      None              None              None               None                  None
Robert E. Stautberg     None              None              None               None                  $50,0001-$100,000
John P. Zanotti         None              $10,001-$50,000   None               None                  $10,001-$50,000
------------------------------------------------------------------------------------------------------------------------

     * The Trustees did not have any beneficial interest in the Institutional Money Market Fund.

     (1) The Touchstone Fund Complex consists of 5 series of the Trust, 4 series of Touchstone Tax-Free Trust, 8 series of Touchstone Strategic Trust, 15 variable annuity series of Touchstone Variable Series Trust, 19 series of Touchstone Funds Group Trust and 3 series of Constellation Institutional Portfolios.

      TRUSTEE COMPENSATION

      The following table shows the compensation paid to the Trustees by the Trust and the aggregate compensation paid by the Touchstone Fund Complex during the fiscal year ended September 30, 2006.

                                                  PENSION OR RETIREMENT      AGGREGATE COMPENSATION
                              COMPENSATION FROM   BENEFITS ACCRUED           FROM THE TOUCHSTONE FUND
      NAME                       THE TRUST(1)     AS PART OF FUND EXPENSES   COMPLEX(2)
      John F. Barrett            $          0         $          0               $           0
      Richard L. Brenan          $      7,675         $      2,500               $      44,300
      Philip R. Cox              $     10,675         $          0               $      81,050
      H. Jerome Lerner           $     11,925         $          0               $      51,000
      Jill T. McGruder           $          0         $          0               $           0
      Donald C. Siekmann         $      9,175         $          0               $      75,550
      Robert E. Stautberg        $      6,425         $      5,000               $      86,800
      John P. Zanotti            $      9,175         $          0               $      40,000

      (1) The compensation paid by the Trust is allocated equally among the Funds.
      (2) The Touchstone Fund Complex consist of 5 series of the Trust, 4 series of Touchstone Tax-Free Trust, 8 series of Touchstone Strategic Trust, 15 variable annuity series of Touchstone Variable Series Trust, 19 series of Touchstone Funds Group Trust and 3 series of Constellation Institutional Portfolios.

Each Independent Trustee receives a quarterly retainer of $9,000 and a fee of $4,000 for each Board meeting attended in person and $1,500 for attendance by telephone. Each Committee member receives a fee of $2,000 for each committee meeting attended in person and $1,500 for attendance by telephone. The Committee Chairmen receive an additional $1,000-$2,000 quarterly retainer, depending on the committee. The lead Trustee receives an additional $3,000 quarterly retainer. All fees are split equally among the Touchstone Fund Complex.

STANDING COMMITTEES OF THE BOARD

The Board of Trustees is responsible for overseeing the operations of the Trust in accordance with the provisions of the 1940 Act and other applicable laws and the Trust's Declaration of Trust. The Board has established the following committees to assist in its oversight functions. Each Committee is composed entirely of Independent Trustees.

AUDIT COMMITTEE. Messrs. Lerner, Siekmann and Stautberg are members of the Audit Committee. The Audit Committee is responsible for overseeing the Trust's accounting and financial reporting policies, practices and internal controls. During the fiscal year ended September 30, 2006, the Audit Committee held four meetings.

VALUATION COMMITTEE. Messrs. Brenan, Cox and Zanotti are members of the Valuation Committee. The Valuation Committee is responsible for overseeing procedures for valuing securities held by the Trust and responding to any pricing issues that may arise. During the fiscal year ended September 30, 2006, the Valuation Committee held four meetings.

NOMINATING COMMITTEE. Messrs. Cox and Stautberg are members of the Nominating Committee. The Nominating Committee is responsible for recommending candidates to serve on the Board. The Nominating Committee does not consider nominees recommended by shareholders. During the fiscal year ended September 30, 2006, the Nominating Committee did not hold any meetings.

COMPLIANCE COMMITTEE. Messrs. Brenan, Cox, Lerner and Stautberg are members of the Compliance Committee. The Compliance Committee meets to discuss the Trust's compliance program and other compliance matters. During the fiscal year ended September 30, 2006 the Compliance Committee held four meetings.

THE INVESTMENT ADVISOR AND SUB-ADVISOR
--------------------------------------

THE INVESTMENT ADVISOR. Touchstone Advisors, Inc. (the "Advisor") is the Funds' investment manager and administrator. The Advisor is a wholly owned subsidiary of IFS Financial Services, Inc., which is a wholly owned subsidiary of The Western and Southern Life Insurance Company. The Western and Southern Life Insurance Company is a wholly-owned subsidiary of Western & Southern Financial Group, Inc., which is a wholly-owned subsidiary of Western-Southern Mutual

Holding Company. Ms. McGruder may be deemed to be an affiliate of the Advisor because she is a Director of the Advisor and an officer of affiliates of the Advisor. Mr. Barrett may be deemed to be an affiliate of the Advisor because he is Chairman of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of the Advisor, and an officer of affiliates of the Advisor. Ms. McGruder and Mr. Barrett, by reason of such affiliations, may directly or indirectly receive benefits from the advisory fees paid to the Advisor.

INVESTMENT ADVISORY AGREEMENT. Under the terms of the investment advisory agreement between the Trust and the Advisor, the Advisor appoints and supervises the Funds' Sub-Advisor, reviews and evaluates the performance of the Sub-Advisor and determines whether or not the Sub-Advisor should be replaced. The Advisor furnishes at its own expense all facilities and personnel necessary in connection with providing these services. Each Fund pays the Advisor a fee computed and accrued daily and paid monthly at an annual rate as shown below.

     U.S. Government Money Market Fund    0.50% of average daily net assets up to $50 million;
     Money Market Fund                    0.45% of assets from $50 million to $150 million;
                                          0.40% of assets from $150 million to $250 million;
                                          0.375% of assets over $250 million

     Core Bond Fund                       0.50% of average daily net assets up to $100 million;
                                          0.45% of assets from $100 million to $200 million;
                                          0.40% of assets from $200 million to $300 million;
                                          0.35% of assets over $300 million

     Institutional Money Market Fund      0.20% of average daily net assets
     High Yield Fund                      0.60% of average daily net assets up to $100 million;
                                          0.55% of assets from $100 million to $200 million;
                                          0.50% of assets from $200 million to $300 million;
                                          0.45% of assets over $300 million

The Funds shall pay the expenses of their operation, including but not limited to (i) charges and expenses of outside pricing services, (ii) the charges and expenses of auditors; (iii) the charges and expenses of the custodian, transfer agent and administrative agent appointed by the Trust with respect to the Funds;
(iv) brokers' commissions, and issue and transfer taxes chargeable to the Funds in connection with securities transactions to which a Fund is a party; (v) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and fees payable to federal, state or other governmental agencies; (vi) fees and expenses involved in registering and maintaining registrations of the Funds with the SEC, state or blue sky securities agencies; (vii) all expenses of meetings of Trustees and of shareholders of the Trust and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (viii) charges and expenses of legal counsel to the Trust; (ix) compensation of the Independent Trustees of the Trust; (x) compliance fees and expenses; and (xi) interest on borrowed money, if any. The Advisor pays the compensation and expenses of any officer, Trustee or employee of the Trust who is an affiliated person of the Advisor.

By its terms, the Funds' investment advisory agreement will remain in force for an initial two year period and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval. The Funds' investment advisory agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of a Fund's outstanding voting securities, or by the Advisor. The investment advisory agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

EXPENSE LIMITATION AGREEMENT. Pursuant to an Expense Limitation Agreement between the Advisor and the Trust, the Advisor has agreed to waive advisory fees and reimburse expenses in order to limit the annual expenses of the Funds as follows: Institutional Money Market Fund - 0.20%, Money Market Fund - 0.85% for Class A shares, 1.15% for Class S shares, U.S. Government Money Market Fund - 0.95%, Core Bond Fund - 0.90% for Class A shares and 1.65% for Class C shares; High Yield Fund - 1.05% for Class A shares, 1.80% for Class B and Class C shares and 0.80% for Class Y shares. These fee waivers and expense limitations will remain in effect for all Funds until at least January 1, 2008, except they will remain in effect for the High Yield Fund Class Y shares until at least February 1, 2008.

SPONSOR AGREEMENT. Prior to January 1, 2007, the Advisor and the Trust entered into a Sponsor Agreement on behalf of the High Yield Fund and the Core Bond Fund whereby the Advisor provided certain management support and administrative oversight services to the Funds in exchange for payment of a sponsor fee of 0.20% of each Fund's average daily net assets. The Sponsor Agreement also provided that the Advisor would waive a portion of its fees and/or reimburse Fund expenses in order to limit a Fund's net operating expenses to the amounts stated in the Sponsor Agreement. On January 1, 2007, the Sponsor Agreement was terminated and the Funds are no longer subject to any sponsor fees. The expense limitations contained in the Sponsor Agreement are now provided in the Expense Limitation Agreement.

ADVISORY FEES AND FEE WAIVERS. The advisory fees incurred by the Funds during the fiscal years ended September 30, 2006, 2005 and 2004 are stated below. The footnotes show the amount of contractual fees waived and/or expenses reimbursed by the Advisor.

                                                      2006      2005      2004
                                                      ----      ----      ----
U.S. Government Money Market Fund(1)                $104,276  $153,910  $302,149
Money Market Fund(2)                                $788,628  $781,160  $869,959
Institutional Money Market Fund(3)                  $935,108  $119,655  $106,709
High Yield Fund(4)                                  $559,672  $549,240  $504,915
Core Bond Fund(5)                                   $292,815  $306,800  $253,478

(1) Pursuant to an Expense Limitation Agreement between the Advisor and the Trust, the Advisor waived fees and/or reimbursed the Fund $135,292, $175,596 and $212,730 for the fiscal years ended September 30, 2006, 2005 and 2004, respectively, in order to reduce the operating expenses of the Fund.
(2) Pursuant to an Expense Limitation Agreement between the Advisor and the Trust, the Advisor waived fees and/or reimbursed the Fund $332,842, $391,640 and $427,007 for the fiscal years ended September 30, 2006, 2005 and 2004, respectively, in order to reduce the operating expenses of the Fund.
(3) Pursuant to an Expense Limitation Agreement between the Advisor and the Trust, the Advisor waived fees and/or reimbursed the Fund $326,869, $166,029 and $137,793 for the fiscal years ended September 30, 2006, 2005 and 2004, respectively, in order to reduce the operating expenses of the Fund.

(4) Pursuant to a Sponsor Agreement between the Advisor and the Trust, the Advisor waived fees and/or reimbursed the Fund $415,179, $396,301 and $362,489 for the fiscal years ended September 30, 2006, 2005 and 2004, respectively, in order to reduce the operating expenses of the Fund.
(5) Pursuant to a Sponsor Agreement between the Advisor and the Trust, the Advisor waived fees and/or reimbursed the Fund $351,955, $352,686 and $295,991 for the fiscal years ended September 30, 2006, 2005 and 2004, respectively, in order to reduce the operating expenses of the Fund.

ADMINISTRATION AGREEMENT. Effective January 1, 2007, the Advisor provides administrative services to the Trust under an Administration Agreement. The Advisor supervises the performance of the service providers, provides performance and compliance reports, supervises the disbursement of expenses and assists with the development of new series. The Administration Agreement provides that the Funds will pay an administrative fee to the Advisor of 0.20% of aggregate net assets up to $6 billion; 0.16% of the next $4 billion of aggregate net assets and 0.12% on assets in excess of $10 billion. Aggregate net assets include the average daily net assets of all series of Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Funds Group Trust and Touchstone Investment Trust (except the Institutional Money Market Fund). The Institutional Money Market Fund pays an administrative fee to the Advisor of 0.20% of its average daily net assets up to $100 million and 0.16% on assets in excess of $100 million. The Advisor has sub-contracted certain administrative and accounting services to Integrated and pays Integrated a sub-administrative fee out of its administrative fee. (See "Transfer and Sub-Administrative Agent" in this SAI).

THE SUB-ADVISOR. The Advisor has retained Fort Washington Investment Advisors, Inc. (the "Sub-Advisor") to serve as the discretionary portfolio manager of each Fund. The Sub-Advisor is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Western and Southern Life Insurance Company is a wholly-owned subsidiary of Western & Southern Financial Group, Inc., which is a wholly-owned subsidiary of Western-Southern Mutual Holding Company. Ms. McGruder may be deemed to be an affiliate of the Sub-Advisor because of her positions with affiliates of the Sub-Advisor. Mr. Barrett may be deemed to be an affiliate of the Sub-Advisor because of his position as Chairman of the Sub-Advisor and his positions with affiliates of the Sub-Advisor.

SUB-ADVISORY AGREEMENT. The Sub-Advisor selects the portfolio securities for investment by a Fund, purchases and sells securities of a Fund and places orders for the execution of such portfolio transactions, subject to the general supervision of the Board of Trustees and the Advisor. The Sub-Advisor receives a fee from the Advisor that is paid monthly at an annual rate as follows:

High Yield Fund                     0.40% of average daily net assets up to $100 million;
                                    0.35% of assets from $100 million to $200 million;
                                    0.30% of assets from $200 million to $300 million;
                                    0.25% of assets over $300 million

Core Bond Fund                      0.30% of average daily net assets up to $100 million;
                                    0.25% of assets from $100 million to $200 million;
                                    0.20% of assets from $200 million to $300 million;
                                    0.15% of assets over $300 million

Money Market Fund                   0.15% of average daily net assets up to $100 million;
U.S.Government Money Market Fund    0.125% of assets from $100 million to $200 million;
                                    0.10% of assets from $200 million to $300 million;
                                    0.075% of assets over $300 million

Institutional Money Market Fund     0.05% of average daily net assets

The services provided by the Sub-Advisor are paid for wholly by the Advisor. The compensation of any officer, director or employee of the Sub-Advisor who is rendering services to a Fund is paid by the Sub-Advisor.

Each sub-advisory agreement will remain in force for an initial two year period and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval. Each sub-advisory agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of a majority of a Fund's outstanding voting securities, by the Advisor, or by the Sub-Advisor. Each sub-advisory agreement will automatically terminate in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

The SEC has granted an exemptive order that permits the Trust or the Advisor, under certain circumstances, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. Shareholders of a Fund will be notified of any changes in its Sub-Advisor.

PORTFOLIO MANAGERS

The following charts list the Funds' portfolio managers, the number of their other managed accounts per investment category, the total assets in each category of managed accounts and their beneficial ownership in their managed Fund(s) at the end of the September 30, 2006 fiscal year. Listed below the charts is (i) a description of the portfolio managers' compensation structure as of September 30, 2006, and (ii) a description of any material conflicts that may arise in connection with the portfolio manager's management of the Fund's investments and the investments of the other accounts included in the chart and any material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the portfolio manager. As of September 30, 2006, no portfolio manager managed an account where the advisory fee is based on the performance of the account.

HIGH YIELD FUND - FORT WASHINGTON INVESTMENT ADVISORS, INC.

                                            OTHER ACCOUNTS MANAGED
----------------------- ---------------------------------- -------------- --------------------- --------------------
PORTFOLIO MANAGER                TYPE OF ACCOUNT           NUMBER         TOTAL ASSETS          BENEFICIAL
                                                           OF ACCOUNTS    IN ACCOUNTS           OWNERSHIP IN FUND
----------------------- ---------------------------------- -------------- --------------------- --------------------
Brendan White           Registered Investment Companies          3            $197 million              $0
----------------------- ---------------------------------- -------------- --------------------- --------------------
                        Other Pooled Investment Vehicles         2            $132 million
----------------------- ---------------------------------- -------------- --------------------- --------------------
                        Other Accounts                          11           $1,833 million
----------------------- ---------------------------------- -------------- --------------------- --------------------

COMPENSATION STRUCTURE. Mr. White receives a fixed base salary and a performance bonus. Mr. White's bonus is based on the overall performance of the Sub-Advisor. Mr. White is granted long-term deferred compensation that is vested and is tied to the pre-tax performance of his portfolio measured against the performance of the Merrill Lynch High Yield Master Index. The percentage of compensation allocated to performance bonuses, asset-increase incentives and long-term incentive compensation is determined annually by the Sub-Advisor's President and approved by its Board of Directors.

CONFLICTS OF INTEREST. Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including a Fund). This would include devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad array of accounts and incentive to allocate opportunities to an account where the portfolio manager has a greater financial incentive.

CORE BOND FUND - FORT WASHINGTON INVESTMENT ADVISORS, INC.

                                             OTHER ACCOUNTS MANAGED
----------------------- ---------------------------------- -------------- --------------------- --------------------
PORTFOLIO MANAGER                TYPE OF ACCOUNT           NUMBER         TOTAL ASSETS          BENEFICIAL
                                                           OF ACCOUNTS    IN ACCOUNTS           OWNERSHIP IN FUND
----------------------- ---------------------------------- -------------- --------------------- --------------------
Timothy Policinski      Registered Investment Companies          1            $38,063,000               $0
----------------------- ---------------------------------- -------------- --------------------- --------------------
                        Other Pooled Investment Vehicles         0                 $0
----------------------- ---------------------------------- -------------- --------------------- --------------------
                        Other Accounts                          41           $1,588,100,000
----------------------- ---------------------------------- -------------- --------------------- --------------------
Daniel Carter           Registered Investment Companies          1            $38,063,000               $0

----------------------- ---------------------------------- -------------- --------------------- --------------------
                        Other Pooled Investment Vehicles         0                 $0
----------------------- ---------------------------------- -------------- --------------------- --------------------
                        Other Accounts                          41           $1,588,100,000
----------------------- ---------------------------------- -------------- --------------------- --------------------

COMPENSATION STRUCTURE. Mr. Policinski and Mr. Carter receive a fixed base salary and performance bonuses. Mr. Policinski's bonus is based on the overall performance of the Sub-Advisor. Mr. Carter's bonus is based on the one and three-year pre-tax performance of his managed asset category as compared to the performance of the Lehman Brothers U.S. Aggregate Index. Each portfolio manager is granted long-term deferred compensation that is vested and is tied to the pre-tax performance of his portfolio measured against the performance of the Lehman Brothers U.S. Aggregate Index. The percentage of compensation allocated to performance bonuses, asset-increase incentives and long-term incentive compensation is determined annually by the Sub-Advisor's President and approved by its Board of Directors.

CONFLICTS OF INTEREST.  See High Yield Fund above.

MONEY MARKET FUND - FORT WASHINGTON INVESTMENT ADVISORS, INC.

                                            OTHER ACCOUNTS MANAGED
----------------------- ---------------------------------- -------------- --------------------- --------------------
PORTFOLIO MANAGER                TYPE OF ACCOUNT           NUMBER         TOTAL ASSETS          BENEFICIAL
                                                           OF ACCOUNTS    IN ACCOUNTS           OWNERSHIP IN FUND
----------------------- ---------------------------------- -------------- --------------------- --------------------
John Goetz              Registered Investment Companies          7            $932,148,052              $0
----------------------- ---------------------------------- -------------- --------------------- --------------------
                        Other Pooled Investment Vehicles         6           $1,822,046,058
----------------------- ---------------------------------- -------------- --------------------- --------------------
                        Other Accounts                           3            $13,235,148
----------------------- ---------------------------------- -------------- --------------------- --------------------
Jay Devine              Registered Investment Companies          6            $861,100,784         $0 - $50,000
----------------------- ---------------------------------- -------------- --------------------- --------------------
                        Other Pooled Investment Vehicles         6           $1,822,046,058
----------------------- ---------------------------------- -------------- --------------------- --------------------
                        Other Accounts                           0                 $0
----------------------- ---------------------------------- -------------- --------------------- --------------------

U. S. GOVERNMENT MONEY MARKET FUND - FORT WASHINGTON INVESTMENT ADVISORS, Inc.

                                            OTHER ACCOUNTS MANAGED
----------------------- ---------------------------------- -------------- --------------------- --------------------
PORTFOLIO MANAGER                TYPE OF ACCOUNT           NUMBER         TOTAL ASSETS          BENEFICIAL
                                                           OF ACCOUNTS    IN ACCOUNTS           OWNERSHIP IN FUND
----------------------- ---------------------------------- -------------- --------------------- --------------------
John Goetz              Registered Investment Companies          7           $1,099,004,807             $0

----------------------- ---------------------------------- -------------- --------------------- --------------------
                        Other Pooled Investment Vehicles         6           $1,822,046,058
----------------------- ---------------------------------- -------------- --------------------- --------------------
                        Other Accounts                           3            $13,235,148
----------------------- ---------------------------------- -------------- --------------------- --------------------
Jay Devine              Registered Investment Companies          6           $1,027,957,539             $0
----------------------- ---------------------------------- -------------- --------------------- --------------------
                        Other Pooled Investment Vehicles         6           $1,822,046,058
----------------------- ---------------------------------- -------------- --------------------- --------------------
                        Other Accounts                           0                 $0
----------------------- ---------------------------------- -------------- --------------------- --------------------

INSTITUTIONAL MONEY MARKET FUND - FORT WASHINGTON INVESTMENT ADVISORS, INC.

                                            OTHER ACCOUNTS MANAGED
----------------------- ---------------------------------- -------------- --------------------- --------------------
PORTFOLIO MANAGER                TYPE OF ACCOUNT           NUMBER         TOTAL ASSETS          BENEFICIAL
                                                           OF ACCOUNTS    IN ACCOUNTS           OWNERSHIP IN FUND
----------------------- ---------------------------------- -------------- --------------------- --------------------
John Goetz              Registered Investment Companies          7            $704,350,852              $0
----------------------- ---------------------------------- -------------- --------------------- --------------------
                        Other Pooled Investment Vehicles         6           $1,822,046,058
----------------------- ---------------------------------- -------------- --------------------- --------------------
                        Other Accounts                           3            $13,235,148
----------------------- ---------------------------------- -------------- --------------------- --------------------
Jay Devine              Registered Investment Companies          6            $633,303,584              $0
----------------------- ---------------------------------- -------------- --------------------- --------------------
                        Other Pooled Investment Vehicles         6           $1,822,046,058
----------------------- ---------------------------------- -------------- --------------------- --------------------
                        Other Accounts                           0                 $0
----------------------- ---------------------------------- -------------- --------------------- --------------------

COMPENSATION STRUCTURE. Mr. Goetz and Mr. Devine receive a fixed base salary and performance bonuses. Mr. Goetz's bonus is based on the overall performance of the Sub-Advisor. Mr. Devine's bonus is based on the one and three-year pre-tax performance of his managed asset category as compared to the performance of the iMoneyNet category for the applicable Fund(s). Each portfolio manager is granted long-term deferred compensation that is vested and is tied to the pre-tax performance of his portfolio measured against the appropriate iMoneyNet and Lipper category. The percentage of compensation allocated to performance bonuses, asset-increase incentives and long-term incentive compensation is determined annually by the Sub-Advisor's President and approved by its Board of Directors.

CONFLICTS OF INTEREST.  See High Yield Fund above.

PROXY VOTING PROCEDURES
-----------------------

The Funds have adopted the Sub-Advisor's policies and procedures for voting proxies relating to portfolio securities held by the Funds, including procedures used when a vote presents a conflict between the interests of a Fund's shareholders and those of the Sub-Advisor or its affiliates. Information about how the Funds voted proxies relating to their portfolio securities during the most recent year ended June 30 is available on August 31st of that year without charge upon request by calling toll-free 1-800-543-0407 and on the SEC website at http://www.sec.gov.

The Sub-Advisor's policy is to vote proxies in the best interests of the Funds at all times. The Sub-Advisor has adopted procedures that it believes are reasonably designed to ensure that proxies are voted in the best interests of the Funds in accordance with its fiduciary duties and SEC rules governing investment advisers. Reflecting a basic investment philosophy that good management is shareholder focused, proxy votes will generally be cast in support of management on routine corporate matters and in support of any management proposal that is plainly in the interest of all shareholders. Specifically, proxy votes generally will be cast in favor of proposals that:
      o maintain or strengthen the shared interests of stockholders and management;
      o     increase shareholder value; and
      o     maintain or increase shareholder rights generally.

Proxy votes will generally be cast against proposals having the opposite effect of the above. Where the Sub-Advisor perceives that a management proposal, if approved, would tend to limit or reduce the market value of the company's securities, it will generally vote against it. The Sub-Advisor generally supports shareholder rights and recapitalization measures undertaken unilaterally by boards of directors properly exercising their responsibilities and authority, unless such measures could have the effect of reducing shareholder rights or potential shareholder value. In cases where shareholder proposals challenge such actions, the Sub-Advisor's voting position will generally favor not interfering with the directors' proper function in the interest of all shareholders.

The Sub-Advisor may delegate its responsibilities under its proxy voting procedures to a third party, provided that the Sub-Advisor retains final authority and fiduciary responsibility for proxy voting. The Sub-Advisor has retained The Investor Responsibility Research Center ("IRRC") to assist it in the proxy voting process and will use IRRC's proxy voting guidelines as a resource in its proxy voting.

The Sub-Advisor will review each proxy to assess the extent, if any, to which there may be a material conflict between it and the interests of the Funds. If the Sub-Advisor determines that a potential conflict may exist, it will be reported to the Proxy Voting Committee. The Proxy Voting Committee is authorized to resolve any conflict in a manner that is in the collective best interests of its clients (excluding any clients that may have a potential conflict). The Proxy Voting Committee may resolve a potential conflict in any of the following manners:

      o If the proposal is specifically addressed in the proxy voting procedures, the Sub-Advisor may vote the proxy in accordance with these policies, provided that such pre-determined policy involves little discretion on the Sub-Advisor's part;
      o The Sub-Advisor may engage an independent third party to determine how the proxy should be voted;
      o The Sub-Advisor may establish an ethical wall or other informational barriers between the person involved in the potential conflict and the persons making the voting decision in order to insulate the potential conflict from the decision maker.

THE DISTRIBUTOR
---------------

Touchstone Securities, Inc. (the "Distributor"), 303 Broadway, Suite 1100, Cincinnati, Ohio, 45202-4203, is the principal underwriter of the Funds and, as such, the exclusive agent for distribution of shares of the Funds. The Distributor is an affiliate of the Advisor by reason of common ownership. The Distributor is obligated to sell the shares on a best efforts basis only against purchase orders for the shares. Shares of each Fund are offered to the public on a continuous basis. The Distributor currently allows concessions to dealers who sell shares of the Funds. The Distributor receives that portion of the sales charge that is not reallowed to dealers who sell shares of a Fund. The Distributor retains the entire sales charge on all direct initial investments in a Fund and on all investments in accounts with no designated dealer of record.

For the fiscal year ended September 30, 2006, the aggregate commissions on sales of the Core Bond Fund's shares were $36,990 of which the Distributor paid $26,847 to unaffiliated broker-dealers in the selling network, earned $3,334 as a broker-dealer in the selling network and retained $6,810 in underwriting commissions. For the fiscal year ended September 30, 2006, the aggregate commissions on sales of the High Yield Fund's shares were $75,091 of which the Distributor paid $62,088 to unaffiliated broker-dealers in the selling network, earned $3 as a broker-dealer in the selling network and retained $13,000 in underwriting commissions.

For the fiscal year ended September 30, 2005 the aggregate commissions on sales of the Core Bond Fund's shares were $60,804, of which the Distributor paid $13,533 to unaffiliated broker-dealers in the selling network, earned $50 as a broker-dealer in the selling network and retained $10,224 in underwriting commissions. For the fiscal year ended September 30, 2005, the aggregate commissions on sales of the High Yield Fund's shares were $137,178, of which the Distributor paid $71,876 to unaffiliated broker-dealers in the selling network, earned $680 as a broker-dealer in the selling network and retained $24,460 in underwriting commissions.

For the fiscal year ended September 30, 2004, the aggregate commissions on sales of the Core Bond Fund's shares were $48,009 of which the Distributor paid $38,921 to unaffiliated broker-dealers in the selling network, earned $706 as a broker-dealer in the selling network and retained $8,382 in underwriting commissions. For the fiscal year ended September 30, 2004, the aggregate commissions on sales of the High Yield Fund's shares were $156,857 of which the Distributor paid $129,170 to unaffiliated broker-dealers in the selling network, earned $39 as a broker-dealer in the selling network and retained $27,648 in underwriting commissions.

The Distributor retains the contingent deferred sales charge on redemptions of shares of the Core Bond Fund and High Yield Fund that are subject to a contingent deferred sales charge. For the fiscal years ended September 30, 2006, 2005 and 2004, the Distributor retained $14, $485 and $11,809, respectively, of contingent deferred sales charges on the redemption of Class B and Class C shares of the Core Bond Fund. For the fiscal years ended September 30, 2006, 2005 and 2004, the Distributor retained $38,664, $50,380 and $61,480, respectively, of contingent deferred sales charges on the redemption of Class B and Class C shares of the High Yield Fund.

Ms. McGruder may be deemed to be an affiliate of the Distributor because she is a Director of the Distributor and an officer of affiliates of the Distributor. Mr. Barrett may be deemed to be an affiliate of the Distributor because he is President and Chairman of Western-Southern Life Assurance Company and The Western and Southern Life Insurance Company, parent companies of the Distributor and an officer of affiliates of the Distributor. Ms. McGruder and Mr. Barrett, by reason of such affiliations, may directly or indirectly receive benefits from the underwriting fees paid to the Distributor.

The Distributor may from time to time pay from its own resources cash bonuses or other incentives to selected dealers or affiliates of the Distributor in connection with the sale of shares of the Fund. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of the Fund and/or other Touchstone Funds during a specific period of time. Such bonuses or incentives may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and other dealer-sponsored programs or events. The Advisor, at its expense, may also provide additional compensation to certain affiliated and unaffiliated dealers, financial intermediaries or service providers for distribution, administrative and/or shareholder servicing activities. The Advisor may also reimburse the Distributor for making these payments.

The Funds may compensate dealers, including the Distributor and its affiliates, based on the average balance of all accounts in a Fund for which the dealer is designated as the party responsible for the account. See "Distribution Plans" below.

DISTRIBUTION PLANS
------------------

CLASS A SHARES. The Funds have adopted a plan of distribution (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act which permits each Fund to pay for expenses incurred in the distribution and promotion of its shares, including but not limited to, the printing of prospectuses, SAIs and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Distributor. The Class A Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of .35% of the average daily net assets of the U.S. Government Money Market Fund and Class A shares of the Money Market Fund, Core Bond Fund and the High Yield Fund. The Class A Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of .10% of the average daily net assets of the Institutional Money Market Fund. The U.S. Government Money Market Fund and Class A shares of the Money Market Fund, Core Bond Fund and the High Yield Fund currently intend to limit the amount of distribution expenses to .25% per annum of the average daily net assets of such shares. The Institutional Money Market Fund currently does not intend to charge any distribution fees. Unreimbursed expenses will not be carried over from year to year.

For the fiscal year ended September 30, 2006, the Funds incurred the following distribution-related expenditures under the Class A Plan. All distribution expenses incurred under the Class A Plan were payments to broker-dealers and others for advertising, printing and mailing, asset growth and retention and other expenses.

High Yield Fund - $262,290         Money Market Fund - $184,055
Core Bond Fund - $198,867          U.S.  Government Money Market Fund - $72,993

CLASS B SHARES. (High Yield Fund only) - The High Yield Fund has also adopted a plan of distribution (the "Class B Plan") with respect to its Class B shares. The Class B Plan provides for two categories of payments. First, the Class B Plan provides for the payment to the Distributor of an account maintenance fee, in an amount equal to an annual rate of .25% of the average daily net assets of the Class B shares, which may be paid to other dealers based on the average value of Class B shares owned by clients of such dealers. In addition, the Fund may pay up to an additional .75% per annum of the daily net assets of its Class B shares for expenses incurred in the distribution and promotion of shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class B shares, costs of advertising and promotion and any other expenses related to the distribution of Class B shares. Unreimbursed expenditures will not be carried over from year to year. The Fund may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class B shares owned by their clients, in addition to the .25% account maintenance fee described above.

During the fiscal year ended September 30, 2006, Class B shares of the High Yield Fund incurred distribution-related expenses of $76,292. All distribution expenses incurred under the Class B Plan were payments to broker-dealers and others for advertising, printing and mailing, asset growth and retention and other expenses.

CLASS C SHARES. (Core Bond Fund and High Yield Fund only) - The Core Bond Fund and High Yield Fund have also adopted a plan of distribution (the "Class C Plan") with respect to each Fund's Class C shares. The Class C Plan provides for two categories of payments. First, the Class C Plan provides for the payment to the Distributor of an account maintenance fee, in an amount equal to an annual rate of .25% of the average daily net assets of the Class C shares, which may be paid to other dealers based on the average value of Class C shares owned by clients of such dealers. In addition, a Fund may pay up to an additional .75% per annum of the daily net assets of its Class C shares for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class C shares, costs of advertising and promotion and any other expenses related to the distribution of Class C shares.

Unreimbursed expenditures will not be carried over from year to year. The Funds may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class C shares owned by their clients, in addition to the .25% account maintenance fee described above.

During the fiscal year ended September 30, 2006, Class C shares of the High Yield Fund and Core Bond Fund incurred distribution-related expenses of $17,440 and $107,090, respectively. All distribution expenses incurred under the Class C Plan were payments to broker-dealers and others for advertising, printing and mailing, asset growth and retention and other expenses.

CLASS S SHARES. (Money Market Fund only) -- The Money Market Fund has adopted a plan of distribution (the "Class S Plan") with respect to its Class S shares.
The Class S Plan provides for two categories of payments. First, the Class S
Plan provides for the payment to the Distributor of an account maintenance fee, in an amount equal to an annual rate of .25% of the average daily net assets of the Fund's Class S shares, which may be paid to other dealers based on the average value of Class S shares owned by clients of such dealers. In addition, the Fund may pay up to an additional .75% per annum of the daily net assets of the Class S shares for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class S shares, costs of advertising and promotion and any other expenses related to the distribution of Class S shares. Unreimbursed expenditures will not be carried over from year to year. The Fund may make payments to dealers and other persons in an amount up to ..75% per annum of the average value of Class S shares owned by their clients, in addition to the .25% account maintenance fee described above. The Fund currently intends to limit the amount of distribution expenses to .60% per annum of the average daily net assets of Class S shares.

During the fiscal year ended September 30, 2006, Class S shares of the Money Market Fund incurred distribution-related expenditures of $717,693. All distribution expenses incurred under the Class S Plan were payments to broker-dealers and others for advertising, printing and mailing, asset growth and retention and other expenses.

GENERAL INFORMATION -- Agreements implementing the Plans (the "Implementation Agreements"), including agreements with dealers where such dealers agree for a fee to act as agents for the sale of the Funds' shares, are in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plans are made in accordance with written agreements. Some financial intermediaries charge fees in excess of the amounts available under the Plans, in which case the Advisor pays the additional fees.

The continuance of the Plans and the Implementation Agreements must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees at a meeting called for the purpose of voting on such continuance. A Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund or the applicable class of a Fund. In the event a Plan is terminated in accordance with its terms, the affected Fund (or class) will not be required to make any payments for expenses incurred by the Distributor after the termination date. Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund (or the applicable class) on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plans must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

In approving the Plans, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders. The Board of Trustees believes that expenditure of the Funds' assets for distribution expenses under the Plans should assist in the growth of the Funds which will benefit the Funds and their shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plans will be renewed only if the Trustees make a similar determination for each subsequent year of the Plans. There can be no assurance that the benefits anticipated from the expenditure of the Funds' assets for distribution will be realized. While the Plans are in effect, all amounts spent by the Funds pursuant to the Plans and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. Distribution expenses attributable to the sale of more than one class of shares of a Fund will be allocated at least annually to each class of shares based upon the ratio in which the sales of each class of shares bears to the sales of all the shares of the Fund. In addition, the selection and nomination of the Independent Trustees will be at the discretion of the existing Independent Trustees during such period.

John F. Barrett and Jill T. McGruder, as interested persons of the Trust, may be deemed to have a financial interest in the operation of the Plans and the Implementation Agreements.

SECURITIES TRANSACTIONS
-----------------------

Decisions to buy and sell securities for the Funds and the placing of the Funds' securities transactions and negotiation of commission rates where applicable are made by the Sub-Advisor and are subject to review by the Advisor and the Trust's Board of Trustees. In the purchase and sale of portfolio securities, the Sub-Advisor's primary objective will be to obtain the most favorable price and execution for a Fund, taking into account such factors as the overall direct net economic result to the Fund (including commissions, which may not be the lowest available but ordinarily should not be higher than the generally prevailing competitive range), the financial strength and stability of the broker, the efficiency with which the transaction will be effected, the ability to effect the transaction at all where a large block is involved and the availability of the broker or dealer to stand ready to execute possibly difficult transactions in the future.

Generally, the Funds attempt to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities for the Funds may be purchased directly from the issuer. Because portfolio securities of the Funds are generally traded on a net basis and transactions in such securities do not normally involve brokerage commissions, the cost of portfolio securities transactions of the Funds will consist primarily of dealer or underwriter spreads. No brokerage commissions were paid by the Funds during the last three fiscal years, except the Core Bond Fund paid $171 in brokerage commissions during the fiscal year ended September 30, 2006.

The Sub-Advisor is specifically authorized to pay a broker who provides research services to the Sub-Advisor an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker would have charged for effecting such transaction, in recognition of such additional research services rendered by the broker or dealer, but only if the Sub-Advisor determines in good faith that the excess commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of the particular transaction or the Sub-Advisor's overall responsibilities with respect to discretionary accounts that it manages, and that the Fund derives or will derive a reasonably significant benefit from such research services.

Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Funds and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Funds or the Sub-Advisor, it is not possible to place a dollar value on it. Research services furnished by brokers through whom a Fund effects securities transactions may be used by the Sub-Advisor in servicing all of its accounts and not all such services may be used in connection with a Fund.

The Funds have no obligation to deal with any broker or dealer in the execution of securities transactions. However, the Funds may effect securities transactions which are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. No Fund will effect any brokerage transactions in its portfolio securities with an affiliated broker if such transactions would be unfair or unreasonable to its shareholders. Over- the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Funds do not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with other firms. Affiliated broker-dealers of the Trust will not receive reciprocal brokerage business as a result of the brokerage business transacted by the Funds with other brokers. The High Yield Fund and the Core Bond Fund may direct transactions to certain brokers in order to reduce brokerage commissions through a commission recapture program offered by Lynch Jones & Ryan, Inc. The High Yield Fund and the Core Bond Fund may also participate in a custody offset program offered by Brown Brothers Harriman & Co. ("BBH"), the Trust's custodian, that provides a custody offset credit and a low commission rate for agency trades placed through BBH's brokerage firm that do not include research services. Under the BBH custody offset program, any payments or benefits accrued by or credited to a particular Fund are applied against the Fund's gross expenses. Accordingly, in the event that the Advisor waives or limits its fees or assumes other expenses of a Fund in accordance with the Expense Limitation Agreement described herein (collectively, "expense reimbursements"), payments or benefits accrued by or credited to the Fund under the custody offset program may reduce the expense reimbursements owed by the Advisor to the Fund.

In certain instances, there may be securities that are suitable for a Fund as well as for the Sub-Advisor's other clients. Investments decisions for a Fund and for the Sub-Advisor's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. However, it is believed that the ability of a Fund to participate in volume transactions will produce better execution for the Fund.

During the fiscal year ended September 30, 2006, the Funds acquired securities of the Trust's regular broker-dealers as follows:

------------------------------------------------ ---------------------------------- --------------- ------------------
FUND                                             BROKER-DEALER                      SECURITY        MARKET VALUE
                                                                                                    AS OF 9-30-06
------------------------------------------------ ---------------------------------- --------------- ------------------
U.S. Government Money Market Fund                Morgan Stanley Dean Witter         Repurchase      $ 2,701,000
                                                                                    Agreement
------------------------------------------------ ---------------------------------- --------------- ------------------
Institutional Money  Market Fund                 Merrill Lynch & Company            Bond            $ 1,143,916
------------------------------------------------ ---------------------------------- --------------- ------------------
Institutional Money  Market Fund                 Morgan Stanley Dean Witter         Bond            $   333,019
------------------------------------------------ ---------------------------------- --------------- ------------------
Institutional Money  Market Fund                 Bank of America                    Bond            $ 1,411,439
------------------------------------------------ ---------------------------------- --------------- ------------------
Institutional Money Market Fund                  Merrill Lynch & Company            Bond            $ 1,000,839
------------------------------------------------ ---------------------------------- --------------- ------------------
Institutional Money  Market Fund                 Morgan Stanley Dean Witter         Bond            $ 1,004,786
------------------------------------------------ ---------------------------------- --------------- ------------------
Institutional Money  Market Fund                 Morgan Stanley Dean Witter         Bond            $   295,349
------------------------------------------------ ---------------------------------- --------------- ------------------
Institutional Money  Market Fund                 Bank of America Securities         Bond            $   353,535
------------------------------------------------ ---------------------------------- --------------- ------------------
Money Market Fund                                Bank of America Securities         Bond            $   174,937
------------------------------------------------ ---------------------------------- --------------- ------------------
Money Market Fund                                Deutsche Bank Financial            Bond            $   125,279
------------------------------------------------ ---------------------------------- --------------- ------------------
Money Market Fund                                Merrill Lynch & Company            Bond            $   674,840
------------------------------------------------ ---------------------------------- --------------- ------------------
Money Market Fund                                Bank of America Corp.              Bond            $ 1,811,424
------------------------------------------------ ---------------------------------- --------------- ------------------
Money Market Fund                                Merrill Lynch & Company            Bond            $   512,430
------------------------------------------------ ---------------------------------- --------------- ------------------
Money Market Fund                                Goldman Sachs Group                Bond            $   302,040
------------------------------------------------ ---------------------------------- --------------- ------------------
Core Bond Fund                                   Bank One Corp.                     Bond            $   503,436
------------------------------------------------ ---------------------------------- --------------- ------------------
Core Bond Fund                                   Goldman Sachs Group                Bond            $   341,994
------------------------------------------------ ---------------------------------- --------------- ------------------
Core Bond Fund                                   Morgan Stanley                     Bond            $   126,620
------------------------------------------------ ---------------------------------- --------------- ------------------
Core Bond Fund                                   Lehman Brothers Holdings           Bond            $   328,781
------------------------------------------------ ---------------------------------- --------------- ------------------
Core Bond Fund                                   Bank of America                    Mortgage-Backed $   966,562
------------------------------------------------ ---------------------------------- --------------- ------------------

CODE OF ETHICS
--------------

The Trust, the Advisor, the Sub-Advisor and the Distributor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act that permits Fund personnel to invest in securities for their own accounts and may permit personnel to invest in securities that may be purchased by a Fund. The Code of Ethics adopted by each of the Trust, the Advisor, the Sub-Advisor and the Distributor is on public file with, and is available from, the SEC.

PORTFOLIO TURNOVER
------------------

The Sub-Advisor intends to hold the portfolio securities of the U.S. Government Money Market Fund, Institutional Money Market Fund and Money Market Fund to maturity and to limit portfolio turnover to the extent possible. Nevertheless, changes in a Fund's portfolio will be made promptly when determined to be advisable by reason of developments not foreseen at the time of the original investment decision, and usually without reference to the length of time a security has been held. The High Yield Fund does not intend to purchase securities for short term trading; however, a security may be sold in anticipation of a market decline, or purchased in anticipation of a market rise and later sold. Securities will be purchased and sold in response to the Sub-Advisor's evaluation of an issuer's ability to meet its debt obligations in the future. A security may be sold and another purchased when, in the opinion of the Sub-Advisor, a favorable yield spread exists between specific issues or different market sectors. The Core Bond Fund may engage in active trading to achieve its investment goals. As a result, the Core Bond Fund may have substantial portfolio turnover. The higher portfolio turnover for the Core Bond Fund during the fiscal year ended September 30, 2006 is due to shifts in sector allocations and other adjustments made by the portfolio manager to capture additional value opportunities.

A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds. High turnover may result in a Fund recognizing greater amounts of income and capital gains, which would increase the amount of income and capital gains that a Fund must distribute to its shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income or excise taxes. A 100% turnover rate would occur if all of a Fund's portfolio securities were replaced once within a one year period.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------

The Touchstone Funds have adopted policies and procedures for disclosing the Funds' portfolio securities to any person requesting this information. These policies and procedures are monitored on an on-going basis by the Board of Trustees through periodic reporting by the Funds' Chief Compliance Officer. The Chief Compliance Officer will report any material violations immediately to the Board of Trustees and will report any immaterial violations to the Board at the next quarterly meeting. No compensation will be received by a Fund, the Advisor, or any other party in connection with the disclosure of information about portfolio securities. The procedures prohibit the disclosure of portfolio holdings except under the following conditions:

      1) Routine shareholder reports filed quarterly with the SEC within 60 days after the quarter end and routine shareholder reports distributed to shareholders within 60 days after the six-month end.
      2)    A routine request made by a Sub-Advisor for a Fund that it manages;
      3) For use in preparing and distributing routine periodic reporting to market data agencies (Morningstar, Lipper, Bloomberg, Standard & Poor's and Thompson Financial);
      4) A request by executive officers of the Advisor for routine oversight and management purposes;
      5) For use in preparing and distributing routine shareholder reports, including disclosure to Ernst & Young LLP, (the Trust's independent registered accounting firm), Chirp Type LLC, (typesetter) and Financial Graphic Services (printer).

The Funds provide their full holdings to various market data agencies and to their public accountants, typesetter and printer on an on-going basis. The Funds provide their full holdings to various market data agencies monthly, as of the end of a calendar month, within one to ten business days after month end. The Funds provide their full holdings to their public accountants, annually, as of the end of their fiscal year, within one to ten business days after fiscal year end. The Funds provide their full holdings to their typesetter and printer, quarterly, as of the end of a calendar quarter, within ten to forty days after quarter end. All other disclosures are made in accordance with the requests of the parties indicated above. Employees of Touchstone Investments and the Funds' Sub-Advisor that are access persons under the Funds' Code of Ethics have access to Fund holdings on a regular basis, but are subject to confidentiality requirements and trading prohibitions in the Code of Ethics. In addition, custodians of the Funds' assets and the Funds' accounting services agent, each of whose agreements contains a confidentiality provision, have access to the current Fund holdings on a daily basis.

The Chief Compliance Officer is authorized to determine whether disclosure of a Fund's portfolio securities is for a legitimate business purpose and is in the best interests of the Fund and its shareholders. Any conflict between the interests of shareholders and the interests of the Advisor, the Distributor, or any affiliates, will be reported to the Board, which will make a determination that is in the best interests of shareholders.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
----------------------------------------------------

The share price, (also called "NAV") and the public offering price (NAV plus the applicable sales charge) of the Funds' shares are normally determined as of 4:00 p.m. eastern time, each day the Trust is open for business. The Trust is open for business every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Trust may also be open for business on other days when there is sufficient trading in a Fund's portfolio securities that its NAV might be materially affected. For a description of the methods used to determine the share price and the public offering price, see "Pricing of Fund Shares" in the Prospectuses.

U.S. GOVERNMENT MONEY MARKET FUND, INSTITUTIONAL MONEY MARKET FUND AND MONEY MARKET FUND. Pursuant to Rule 2a-7 of the 1940 Act, the U.S. Government Money Market Fund, Institutional Money Market Fund and Money Market Fund each value their portfolio securities on an amortized cost basis. The use of the amortized cost method of valuation involves valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Under the amortized cost method of valuation, neither the amount of daily income nor the NAV of the U.S. Government Money Market Fund, Institutional Money Market Fund or Money Market Fund is affected by any unrealized appreciation or depreciation of the portfolio. The Board of Trustees has determined in good faith that utilization of amortized cost is appropriate and represents the fair value of the portfolio securities of the U.S. Government Money Market Fund, Institutional Money Market Fund and Money Market Fund.

Pursuant to Rule 2a-7, the U.S. Government Money Market Fund, Institutional Money Market Fund and Money Market Fund each maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only securities having remaining maturities of thirteen months or less and invest only in United States dollar-denominated securities determined to be of high quality and to present minimal credit risks. If a security ceases to be an eligible security, or if the Board of Trustees believes such security no longer presents minimal credit risks, the Fund will dispose of the security as soon as possible. The maturity of U.S. Government obligations that have a variable rate of interest readjusted no less frequently than annually will be deemed to be the period of time remaining until the next readjustment of the interest rate.

The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the U.S. Government Money Market Fund, Institutional Money Market Fund and Money Market Fund as computed for the purpose of sales and redemptions at $1 per share. The procedures include a review by the Board of Trustees to determine whether a Fund's NAV calculated by using available market quotations deviates more than one-half of one percent from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of Trustees determines that such a deviation exists, it will take corrective action as it regards necessary and appropriate, including the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturities; withholding dividends; redemptions of shares in kind; or establishing a NAV per share by using available market quotations. The Board has also established procedures designed to ensure that each Fund complies with the quality requirements of Rule 2a-7.

While the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the U.S. Government Money Market Fund, Institutional Money Market Fund or Money Market Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of each Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values and existing investors would receive less investment income. The converse would apply in a period of rising interest rates.

CORE BOND FUND AND HIGH YIELD FUND. Portfolio securities held by the Core Bond Fund or High Yield Fund for which market quotations are readily available are generally valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Securities (and other assets) for which market quotations are not readily available or securities for which the available market quotation is not reliable, are priced at their fair value using procedures approved by the Board of Trustees. The Funds may use fair value pricing if the value of a security has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets on which the security is traded. The Funds may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading. The use of fair value pricing has the effect of valuing a security based upon the price a Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. With respect to any portion of a Fund's assets that is invested in other mutual funds, that portion of the Fund's NAV is calculated based on the NAV of that mutual fund. The prospectus for the other mutual fund explains the circumstances and effects of fair value pricing for that fund.

CHOOSING A SHARE CLASS
----------------------

CORE BOND FUND AND HIGH YIELD FUND

The Core Bond Fund offers two classes of shares: Class A and Class C shares. The High Yield Fund offers four classes of shares: Class A, Class B, Class C and Class Y shares. Each class represents an interest in the same portfolio of investments and has the same rights, but differs primarily in sales charges, distribution expenses and minimum initial investment amounts. Before choosing a class, you should consider the following factors, as well as any other relevant facts and circumstances:

The decision as to which class of shares is more beneficial to you depends on the amount of your investment, the intended length of your investment and the quality and scope of the value-added services provided by financial advisors who may work with a particular sales load structure as compensation for their services. If you qualify for reduced sales charges or, in the case of purchases of $1 million or more, no initial sales charge, you may find Class A shares attractive. Moreover, Class A shares are subject to lower ongoing expenses than Class B or Class C shares over the term of the investment. As an alternative, Class B and Class C shares are sold without an initial sales charge so more of the purchase price is immediately invested in a Fund. Any investment return on these investments may be partially or wholly offset by the higher annual expenses. However, because a Fund's future returns cannot be predicted, there can be no assurance that this would be the case. If your initial investment in the High Yield Fund is $250,000 or more, you may find Class Y shares attractive since they are sold without a sales charge or 12b-1 fee. However, if you purchased your Class Y shares through an asset allocation program offered by your financial advisor, you must pay your financial advisor an annual fee and meet the financial advisor's minimum investment requirements in order to participate in the asset allocation program offered by your financial advisor.

When determining which class of shares to purchase, you may want to consider the services provided by your financial advisor and the compensation provided to these financial advisors under each share class. The Distributor works with many financial advisors throughout the country that may provide assistance to you through ongoing education, asset allocation programs, personalized financial planning reviews or other services vital to your long-term success. The Distributor believes that these value-added services can benefit you through market cycles.

Finally, you should consider the effect of the contingent deferred sales charge ("CDSC") and any conversion rights of each class in the context of your investment timeline. For example, Class C shares are generally subject to a significantly lower CDSC upon redemption than Class B shares, however, unlike Class B shares, they do not convert to Class A shares after a stated period of time. Class C shares are subject to a 1.00% annual 12b-1 fee for an indefinite period of time, while Class B shares will convert to Class A shares in the month following your eight year anniversary and will be subject to only a .35% annual 12b-1 fee. Thus, Class B shares may be more attractive than Class C shares if you have a longer term investment outlook. On the other hand, if you are unsure of the length of time you intend to invest or the conversion feature is not attractive to you, you may wish to elect Class C shares.

Set forth below is a chart comparing the sales charges, 12b-1 fees and conversion features for each class of shares of the Core Bond Fund and High Yield Fund:

CLASS      SALES CHARGE                                12B-1 FEE     CONVERSION FEATURE
---------------------------------------------------------------------------------------------------------
A          Maximum 4.75% initial sales charge            0.35%         None
           on purchases of $50,000 and over;
           purchases of $1 million or more sold
           without an initial sales charge may
           be subject to a 1.00% CDSC if redeemed
           during the 1st year and a commission was
           paid to an unaffiliated dealer

B          Maximum 5.00% CDSC during the                 1.00%         Class B Shares will automatically
           1st year which decreases incrementally                      convert to Class A shares
           and is 0 after 6 years                                      in the month following your 8 year
                                                                       anniversary

C          1.00% CDSC during 1st year                    1.00%         None

Y          None                                          None          None
---------------------------------------------------------------------------------------------------------

If you are investing $1 million or more, it is generally more beneficial for you to buy Class A or Class Y shares because there is no front-end sales charge and the annual expenses are lower.

CLASS A SHARES. Class A shares of the Core Bond Fund and the High Yield Fund are sold at NAV plus an initial sales charge as shown in the table below. In some cases, the initial sales charges for purchases of Class A shares may be waived or reduced, as described in the Prospectus. Class A shares are also subject to an annual 12b-1 distribution fee of up to .35% of a Fund's average daily net assets allocable to Class A shares.


                                      Percentage          Which             Dealer
                                     of Offering       Equals this       Reallowance
                                    Price Deducted      Percentage      as Percentage
                                      for Sales        of Your Net       of Offering
Amount of Investment                    Charge          Investment          Price
---------------------------------   --------------    --------------    --------------
Less than $50,000                        4.75%            4.99%             4.00%
$50,000 but less than $100,000           4.50%            4.71%             3.75%
$100,000 but less than $250,000          3.50%            3.63%             2.75%
$250,000 but less than $500,000          2.95%            3.04%             2.25%
$500,000 but less than $1,000,000        2.25%            2.30%             1.75%
$1,000,000 or more                       None             None

For initial purchases of Class A shares of $1 million or more and subsequent purchases further increasing the size of the account, participating unaffiliated dealers may receive compensation of up to 1.00% of such purchases from the Distributor according to the following schedule:

Amount of Investment                               Dealer Fee
--------------------                               ----------
$1 million but less than $3 million                1.00%
$3 million but less than $5 million                0.75%
$5 million but less than $25 million               0.50%
$25 million or more                                0.25%

The Distributor does not have an annual reset for these fees. In determining a dealer's eligibility for such commission, purchases of Class A shares of the Funds may be aggregated with concurrent purchases of Class A shares of other Touchstone Funds. If a commission was paid to a participating unaffiliated dealer and the Class A shares are redeemed within a year of their purchase, a CDSC of 1.00% will be charged on the redemption. Dealers should contact the Distributor for more information on the calculation of the dealer's commission in the case of combined purchases.

An exchange from other Touchstone funds will not qualify for payment of the dealer's commission unless the exchange is from a Touchstone fund with assets as to which a dealer's commission or similar payment has not been previously paid. No commission will be paid if the purchase represents the reinvestment of a redemption from a Fund made during the previous twelve months. Redemptions of Class A shares may result in the imposition of a CDSC if the dealer's commission described in this paragraph was paid in connection with the purchase of such shares. See "CDSC for Certain Redemptions of Class A Shares" below.

CLASS B SHARES. Class B shares of the High Yield Fund are sold at NAV without an initial sales charge. Class B shares are subject to a CDSC if you redeem Class B shares within 6 years of their purchase. The CDSC will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the Class B shares being redeemed, or (2) the NAV of such Class B shares being redeemed. A CDSC will not be imposed upon redemptions of Class B shares held for at least seven years. The amount of CDSC will depend on how long you have held your shares, as set forth in the following table:

YEAR SINCE PURCHASE PAYMENT MADE         CDSC AS A % OF AMOUNT SUBJECT TO CHARGE
--------------------------------         ---------------------------------------
First                                                  5.00%
Second                                                 4.00%
Third                                                  3.00%
Fourth                                                 2.00%
Fifth                                                  1.00%
Sixth                                                  1.00%
Seventh and thereafter*                                None

*Class B shares will automatically convert to Class A shares after 8 years after your initial purchase. The conversion occurs in the month after your 8 year anniversary date.

Class B shares are subject to an annual 12b-1 fee of up to 1.00% of a Fund's average daily net assets allocable to Class B shares. The Distributor intends to pay a commission of 4.00% of the purchase amount to your broker at the time you purchase Class B shares.

CLASS C SHARES. Class C shares of the Core Bond Fund and the High Yield Fund are sold at NAV, without an initial sales charge, and are subject to a CDSC of 1.00% on redemptions of Class C shares made within one year of their purchase. The CDSC will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the Class C shares being redeemed, or (2) the NAV of such Class C shares being redeemed. A CDSC will not be imposed upon redemptions of Class C shares held for at least one year. Class C shares are subject to an annual 12b-1 fee of up to 1.00% of a Fund's average daily net assets allocable to Class C shares. The Distributor intends to pay a commission of 1.00% of the purchase amount to your broker at the time you purchase Class C shares.

CLASS Y SHARES. Class Y shares are sold at NAV, without an initial sales charge and are not subject to a 12b-1 fee or CSDC, but are subject to higher initial investment requirements than other classes of shares of the Fund. Class Y shares are offered through certain broker-dealers or financial institutions that have distribution agreements with the Distributor. These agreements are generally limited to discretionary managed, asset allocation, or wrap products offered by broker-dealers and financial institutions and may be subject to fees by the participating broker-dealer or financial institution. Class Y shares may also be purchased directly from the Fund.

ADDITIONAL INFORMATION ON THE CDSC. The CDSC is waived under the following circumstances:

o Any partial or complete redemption following death or disability (as defined in the Internal Revenue Code) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. The Distributor may require documentation prior to waiver of the CDSC, including death certificates, physicians' certificates, etc.

o Redemptions from a systematic withdrawal plan. If the systematic withdrawal plan is based on a fixed dollar amount or number of shares, systematic withdrawals are limited to no more than 10% of your account value or number of shares per year, as of the date the transfer agent receives your request. If the systematic withdrawal plan is based on a fixed percentage of your account value, each redemption is limited to an amount that would not exceed 10% of your account value (computed on an annualized basis) at the time of withdrawal.

o Redemptions from retirement plans qualified under Section 401 of the Internal Revenue Code. The CDSC will be waived for benefit payments made by the Distributor directly to plan participants. Benefit payments will include, but are not limited to, payments resulting from death, disability, retirement, separation from service, required minimum distributions (as described under IRC Section 401(a)(9)), in-service distributions, hardships, loans and qualified domestic relations orders. The CDSC waiver will not apply in the event of termination of the plan or transfer of the plan to another financial institution.

o    Redemptions that are mandatory withdrawals from an IRA account after age
     70 1/2.

CDSC FOR CERTAIN REDEMPTIONS OF CLASS A SHARES. A CDSC is imposed upon certain redemptions of Class A shares of the Funds (or shares into which such Class A shares were exchanged) purchased at NAV in amounts totaling $1 million or more, if the dealer's commission described above was paid by the Distributor and the shares are redeemed within one year from the date of purchase. The CDSC will be paid to the Distributor and will be equal to the commission percentage paid at the time of purchase as applied to the lesser of (1) the NAV at the time of purchase of the Class A shares being redeemed, or (2) the NAV of such Class A shares at the time of redemption. If a purchase of Class A shares is subject to the CDSC, you will be notified on the confirmation you receive for your purchase. Redemptions of such Class A shares of the Funds held for at least one year will not be subject to the CDSC.

GENERAL. All sales charges imposed on redemptions are paid to the Distributor. In determining whether the CDSC is payable, it is assumed that shares not subject to the CDSC are the first redeemed followed by other shares held for the longest period of time. The CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

EXAMPLES. The following example will illustrate the operation of the CDSC. Assume that you open an account and purchase 1,000 shares at $10 per share and that six months later the NAV per share is $12 and, during such time, you have acquired 50 additional shares through reinvestment of distributions. If at such time you should redeem 450 shares (proceeds of $5,400), 50 shares will not be subject to the charge because of dividend reinvestment. With respect to the remaining 400 shares, the charge is applied only to the original cost of $10 per share and not to the increase in NAV of $2 per share. Therefore, $4,000 of the $5,400 redemption proceeds will pay the charge. At the rate of 5.00%, the CDSC would be $200 for redemptions of Class B shares. At the rate of 1.00%, the CDSC would be $40 for redemptions of Class C shares. In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all shares in your account are aggregated.

The following example will illustrate the operation of the CDSC for Class B shares. Assume that you open an account and purchase 1,000 shares at $10 per share and that twenty-eight months later the NAV per share is $14 and, during such time, you have acquired (a) 150 additional shares through reinvestment of distributions and (b) 500 shares through purchases at $11 per share during the second year. If at such time you should redeem 1,450 shares (proceeds of $20,300), 150 shares will not be subject to the CDSC because of dividend reinvestment. With respect to the remaining 1,300 shares, the CDSC is applied only to the (a) original cost of $10 per share for the first 1,000 shares and not to the increase in NAV of $4 per share and (b) to the original cost of $11 per share for the next 300 shares and not to the increase in NAV of $3 per share. Therefore, $18,200 of the $20,300 redemption proceeds will pay the charge. Since this redemption is in the third year of the CDSC schedule, (a) the 1,000 shares will be at the rate of 3.00% and the CDSC would be $300 and (b) the 300 shares will be at the rate of 4.00% and the CDSC would be $132. After this transaction is completed, the account has 200 shares remaining with an initial purchase value of $11 per share and these shares are in the second year of the CDSC schedule.

MONEY MARKET FUND

The Money Market Fund offers two classes of shares: Class A and Class S shares. Each class represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution expense amounts. Before choosing a class, you should consider the following factors, as well as any other relevant facts and circumstances:

The decision as to which class of shares is more beneficial to you depends on the amount of your investment, the intended length of your investment and the quality and scope of the value-added services provided by financial advisors who may work with a particular distribution fee structure as compensation for their services. Class A shares are subject to lower ongoing expenses than Class S shares over the term of the investment. Class S shares are only sold through financial advisors and are used as a sweep vehicle to manage excess cash held in accounts. When determining which class of shares to purchase, you may want to consider the services provided by your financial advisor and the compensation provided to these financial advisors under each share class. Class A shares are subject to an annual 12b-1 distribution fee of up to .35% of the Fund's average daily net assets allocable to Class A shares. Class S shares are subject to an annual 12b-1 distribution fee of up to 0.60% of the Fund's average daily net assets allocable to Class S shares.

OTHER PURCHASE AND REDEMPTION INFORMATION
-----------------------------------------

WAIVER OF MINIMUM INVESTMENT REQUIREMENTS. The minimum and subsequent investment requirements for purchases in the Funds may not apply to:

1. Any director, officer or other employee (and their immediate family members) of The Western and Southern Financial Group or any of its affiliates or any portfolio advisor or service provider to the Trust.
2. Any employee benefit plan that is provided administrative services by a third-party administrator that has entered into a special service arrangement with the Distributor.

Accounts in the Funds that opened prior to November 20, 2006 are not subject to the minimum initial investment increases that became effective November 20, 2006.

WAIVER OF CLASS A SALES CHARGE FOR WESTERN-SOUTHERN AFFILIATES. In addition to the purchasers described in the prospectus who may waive the sales charge on purchases of Class A shares in the Core Bond Fund and the High Yield Fund, there is no front-end sales charge on purchases by any director, officer or other employee (and their immediate family members*) of The Western and Southern Financial Group or any of its affiliates, or any portfolio advisor or service provider to the Trust. Exemptions must be qualified in advance by the Distributor. At the option of the Trust, the front-end sales charge may be included on purchases by such persons in the future.

*Immediate family members are defined as the spouse, parents, siblings, domestic partner, natural or adopted children, mother-in-law, father-in-law, brother-in-law and sister-in-law of a director, officer or employee. The term "employee" is deemed to include current and retired employees.

PURCHASES IN KIND. Shares may be purchased by tendering payment in-kind in the form of marketable securities, including but not limited to shares of common stock, provided the acquisition of such securities is consistent with the applicable Fund's investment objectives and is otherwise acceptable to the Advisor.

REDEMPTION IN KIND. Under unusual circumstances, when the Board of Trustees deems it in the best interests of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, each Fund intends to make an election pursuant to Rule 18f-1 under the 1940 Act. This election will require the Funds to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of each Fund during any 90-day period for any one shareholder. In the event payment is made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities that are issued in an in-kind redemption will be readily marketable.

UNCASHED DISTRIBUTION CHECKS. If you have chosen to receive your distributions in cash and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for 90 days, your dividends may be reinvested in your account at the then current NAV and any future distributions will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution checks.

TAXES
-----

The Prospectus describes generally the tax treatment of distributions by the Funds. This section of the SAI includes additional information about federal taxes.

Each Fund has qualified and intends to qualify annually for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. To qualify a Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; and (ii) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

A Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. As of September 30, 2006, the Funds had the following capital loss carryforwards:

-----------------------------------------  --------------------  ---------------------
FUND                                              AMOUNT             EXPIRES 9-30
-----------------------------------------  --------------------  ---------------------
Core Bond Fund                             $     122,447                2009
-----------------------------------------  --------------------  ---------------------
                                           $      42,580                2012
-----------------------------------------  --------------------  ---------------------
                                           $   1,119,479                2013
-----------------------------------------  --------------------  ---------------------
                                           $     155,811                2014
-----------------------------------------  --------------------  ---------------------
Institutional Money Market Fund            $       2,444                2013
-----------------------------------------  --------------------  ---------------------
                                           $       7,533                2014
-----------------------------------------  --------------------  ---------------------
Money Market Fund                          $      28,447                2012
-----------------------------------------  --------------------  ---------------------
U.S. Government Money Market Fund          $       1,949               2013
-----------------------------------------  --------------------  ---------------------
                                           $       2,618               2014
-----------------------------------------  --------------------  ---------------------


In addition, the Institutional Money Market Fund and the Core Bond Fund each elected to defer until their subsequent tax year capital losses incurred after October 31, 2005. These capital loss carryforwards and "Post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

A federal excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one-year period ending on October 31 of the calendar year plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax.

BACKUP WITHHOLDING. A Fund may be required to withhold U.S. federal income tax on all taxable distributions and redemptions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%. Corporate shareholders and certain other shareholders specified in the Internal Revenue Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

PRINCIPAL SECURITY HOLDERS
--------------------------

As of January 5, 2007, the following shareholders owned of record or beneficially over 5% of the outstanding shares of a Fund (or class). Shares that are held beneficially are indicated by 1 asterisk. Accounts that may be deemed to control a class or Fund because they beneficially own more than 25% of the outstanding shares are indicated by 2 asterisks.

---------------------------------------------- -------------------------------------------------- ---------------
                FUND                                           SHAREHOLDER                           % OWNED
---------------------------------------------- -------------------------------------------------- ---------------
Core Bond Fund Class A                         Fifth Third Bank Trustee                               23.44%
                                               FBO Various Fascorp Record Kept Plans
                                               8515 East Orchard 2T2, Centennial, CO 80111
---------------------------------------------- -------------------------------------------------- ---------------
Core Bond Fund Class A                         Western & Southern Life*                               36.02%**
                                               400 Broadway MS 80, Cincinnati, OH 45202
---------------------------------------------- -------------------------------------------------- ---------------
Core Bond Fund Class C                         Merrill Lynch, Pierce, Fenner & Smith Inc.             23.12%
                                               For the Sole Benefit of its Customers
                                               4800 Deer Lake Drive East 2nd Floor
                                               Jacksonville, FL 32246
---------------------------------------------- -------------------------------------------------- ---------------
Core Bond Fund Class C                         Western & Southern Financial Group*                     8.58%
                                               400 Broadway, Cincinnati, OH 45202
---------------------------------------------- -------------------------------------------------- ---------------
High Yield Fund Class A                        Western & Southern Life*                               47.97%**
                                               400 Broadway MS 80, Cincinnati, OH 45202
---------------------------------------------- -------------------------------------------------- ---------------
High Yield Fund Class A                        Western & Southern Financial Group*                    10.40%
                                               400 Broadway, Cincinnati, OH 45202
---------------------------------------------- -------------------------------------------------- ---------------
High Yield Fund Class B                        Merrill Lynch, Pierce, Fenner & Smith Inc.             11.13%
                                               For the Sole Benefit of its Customers
                                               4800 Deer Lake Drive East 2nd Floor
                                               Jacksonville, FL 32246
---------------------------------------------- -------------------------------------------------- ---------------
High Yield Fund Class C                        Merrill Lynch, Pierce, Fenner & Smith Inc.             18.36%
                                               For the Sole Benefit of its Customers
                                               4800 Deer Lake Drive East 2nd Floor
                                               Jacksonville, FL 32246
--------------------------------------------- -------------------------------------------------- ---------------
Money Market Fund Class S                      National Financial Services LLC                       100.00%
                                               200 Liberty Street
                                               1 World Financial Center, New York, NY 10281
---------------------------------------------- -------------------------------------------------- ---------------
Money Market Fund Class A                      Fifth Third Bank Trustee                               32.41%
                                               FBO Various Fascorp Record Kept Plans
                                               8515 East Orchard 2T2, Centennial, CO 80111
---------------------------------------------- -------------------------------------------------- ---------------
Institutional Money Market Fund                Eagle Realty Group LLC                                  5.63%
                                               421 East Fourth Street, Cincinnati, OH 45202
---------------------------------------------- -------------------------------------------------- ---------------
Institutional Money Market Fund                Western Southern Financial Group                        6.30%
                                               400 Broadway, Cincinnati, OH 45202
---------------------------------------------- -------------------------------------------------- ---------------
Institutional Money Market Fund                Western Southern Life Insurance                         5.34%
                                               Decaif
                                               400 Broadway, Cincinnati, OH 45202
---------------------------------------------- -------------------------------------------------- ---------------
Institutional Money Market Fund                Touchstone TVST Third Avenue Fund*                      9.98%
                                               303 Broadway, Suite 1100, Cincinnati, OH 45202
---------------------------------------------- -------------------------------------------------- ---------------
Institutional Money Market Fund                Western & Southern Separate A General*                 20.22%**
                                               400 Broadway MS 80, Cincinnati, OH 45202
---------------------------------------------- -------------------------------------------------- ---------------
U.S. Government Money Market Fund              Continental Stock Transfers and Trust Co.               5.95%
                                               As Trustees, Pre Escheat Escrow Account
                                               17 Battery Place, 8th Floor, New York, NY 10004
---------------------------------------------- -------------------------------------------------- ---------------

*    Indicates that shares are held beneficially.
** May be deemed to control a class or Fund because it owned beneficially more than 25% of the outstanding shares as of January 5, 2007.

As of January 5, 2007, the Trustees and officers of the Trust as a group owned of record and beneficially less than 1% of the outstanding shares of the Trust and of each Fund.

CUSTODIAN
---------

Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, Massachusetts 02109, is the Trust's custodian. BBH acts as the Trust's depository, safe keeps its portfolio securities, collects all income and other payments with respect thereto, disburses money as instructed and maintains records in connection with its duties.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
---------------------------------------------

The firm of Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202 has been selected as the independent registered public accounting firm for the Trust for the fiscal year ending September 30, 2007. Ernst & Young LLP will perform an annual audit of the Trust's financial statements and advise the Trust as to certain accounting matters.

TRANSFER AND SUB-ADMINISTRATIVE AGENT
-------------------------------------

TRANSFER AGENT. The Trust's transfer agent, Integrated Investment Services, Inc. ("Integrated"), 303 Broadway, Cincinnati, Ohio 45202, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For providing transfer agent and shareholder services to the Trust, Integrated receives a monthly per account fee from each Fund, plus out-of-pocket expenses. Integrated is an affiliate of the Advisor, the Sub-Advisor and the Distributor by reason of common ownership.

The Funds may also pay a fee to certain servicing organizations (such as broker-dealers and financial institutions) that provide sub-transfer agency services. These services include maintaining shareholder records, processing shareholder transactions and distributing communications to shareholders.

SUB-ADMINISTRATIVE AGENT. Effective January 1, 2007, the Advisor provides administrative services to the Trust under an Administration Agreement and has sub-contracted certain accounting and administrative services to Integrated. The sub-administrative services sub-contracted to Integrated include accounting and pricing services, SEC and state security filings, providing executive and administrative services and providing reports for meetings of the Board of Trustees. The Advisor pays Integrated a sub-administrative fee out of its administration fee.

Prior to January 1, 2007, the Funds paid Integrated an accounting service fee based on the asset size of the Fund, plus out-of-pocket expenses and the costs of outside pricing services. Set forth below are the accounting service fees paid by the Funds to Integrated during their last three fiscal years ended September 30:

ACCOUNTING SERVICE FEES               2006      2005      2004
                                    -------   -------   -------
U.S. Government Money Market Fund   $24,000   $24,500   $29,000
Institutional Money Market Fund      54,000    26,000    27,500
Money Market Fund                    43,500    43,500    45,500
Core Bond Fund                       37,500    37,500    38,500
High Yield Fund                      45,000    45,000    45,000

Prior to January 1, 2007, Integrated provided administrative services to the Funds and the Funds paid Integrated an administration fee based on the asset size of the Funds. Set forth below are the administration fees paid by the Funds to Integrated during their last three fiscal years ended September 30:

ADMINISTRATION FEES                   2006       2005       2004
                                    --------   --------   --------
High Yield Fund                     $ 51,302   $ 50,345   $ 46,283
Money Market Fund                     91,007     90,155    101,078
U.S. Government Money Market Fund     11,469     16,973     33,914
Institutional Money Market Fund       93,470     11,791     10,674
Core Bond Fund                        32,209     33,747     27,882

COMPLIANCE SERVICE FEES. Integrated provides compliance program development, implementation and administration services to the Trust pursuant to a Compliance Services Agreement entered into on October 5, 2004. For providing compliance services to the Trust, the Funds pay a one-time compliance program development and implementation fee plus an annual compliance administration fee. The Funds also pay other costs and expenses incurred in connection with the services provided under the Compliance Services Agreement. Set forth below are the compliance fees and expenses paid by the Funds during the stated periods:

                                      9-30-05 -     10-5-04 -
COMPLIANCE SERVICE FEES               9-30-06       9-30-05
                                    -----------   -----------
High Yield Fund                     $       588   $     1,984
Money Market Fund                         1,208         4,092
U.S. Government Money Market Fund           336         1,139
Institutional Money Market Fund             281           944
Core Bond Fund                              420         1,425

FINANCIAL STATEMENTS
--------------------

The annual financial statements as of September 30, 2006 appear in the Trust's Annual Report, which is incorporated by reference into this SAI. The annual financial statements were audited by Ernst & Young LLP.

                                    APPENDIX
                     BOND, NOTE AND COMMERCIAL PAPER RATINGS

Listed below are descriptions of the ratings of Moody's Investors Service, Inc., Standard & Poor's Ratings Group and Fitch Ratings, which represent their opinions of the quality of the securities they rate. These ratings are relative and subjective and are not absolute standards of quality. The ratings from "AA" to "CCC" by Standard & Poor's and Fitch may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

CORPORATE BONDS

DESCRIPTION OF CORPORATE BOND RATINGS BY MOODY'S INVESTORS SERVICE, INC.:

Aaa - "Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

Aa - "Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities."

A - "Bonds which are rated A possess many favorable investment attributes and are considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

Baa - "Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well."

Ba - "Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."

B - "Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

Caa - "Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."

Ca - "Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."

C - "Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."

DESCRIPTION OF CORPORATE BOND RATINGS BY STANDARD & POOR'S RATINGS GROUP:

AAA - "Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong."

AA - "Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree."

A - "Debt rated A has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories."

BBB - "Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."

BB - "Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating."

B - "Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating."

CCC - "Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial or economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest or repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating."

CC - "The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating."

C - "The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy has been filed but debt service payments are continued."

CI - "The rating CI is reserved for income bonds on which no interest is being paid."

D - "Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition and debt service payments are jeopardized."

DESCRIPTION OF CORPORATE BOND RATINGS BY FITCH RATINGS:

AAA - "AAA ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events."

AA - "AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events."

A - "A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings."

BBB - "BBB ratings indicate that there is currently a low expectation of credit risk. Capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category."

BB - "BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade."

B - "B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment."

CCC, CC, C - "Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default."

DDD, DD and D - "Securities have defaulted on some or all of their obligations. 'DDD' designates the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. For U.S. corporates, for example, 'DD' indicates potential recovery of 50%-90% of such outstanding, and 'D' the lowest recovery potential, i.e. below 50%."

CORPORATE NOTES

DESCRIPTION OF CORPORATE NOTE RATINGS BY MOODY'S INVESTORS SERVICE, INC.:

MIG-1 - "Notes which are rated MIG-1 are judged to be of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing."

MIG-2 - "Notes which are rated MIG-2 are judged to be of high quality. Margins of protection are ample although not so large as in the preceding group."

DESCRIPTION OF CORPORATE NOTE RATINGS BY STANDARD & POOR'S RATINGS GROUP:

SP-1 - "Debt rated SP-1 has very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation."

SP-2 - "Debt rated SP-2 has satisfactory capacity to pay principal and interest."

COMMERCIAL PAPER

DESCRIPTION OF COMMERCIAL PAPER RATINGS BY MOODY'S INVESTORS SERVICE, INC.:

Prime-1 - "Superior capacity for repayment of short-term promissory obligations."

Prime-2 - "Strong capacity for repayment of short-term promissory obligations."

Prime-3 - "Acceptable ability for repayment of short-term promissory obligations."

DESCRIPTION OF COMMERCIAL PAPER RATINGS BY STANDARD & POOR'S RATINGS GROUP:

A-1 - "This designation indicates that the degree of safety regarding timely payment is very strong."

A-2 - "Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1."

A-3 - "Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations."

DESCRIPTION OF COMMERCIAL PAPER RATINGS BY FITCH RATINGS:

F-1 - "Indicates the strongest capacity for timely payments of financial commitments."

F-2 - "Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings."

PART C.          OTHER INFORMATION
-------          -----------------

Item 22.         Exhibits
-------          --------

    (a)(i)           ARTICLES OF INCORPORATION
                     Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 68, is hereby incorporated by reference.

       (ii) Amendment No. 1, dated December 8, 1994, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 68, is hereby incorporated by reference.

       (iii) Amendment No. 2, dated January 31, 1995, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 68, is hereby incorporated by reference.

       (iv) Amendment No. 3, dated February 28, 1997, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 74, is hereby incorporated by reference.

       (v) Amendments dated March 16, 2000 to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75, is hereby incorporated by reference.

       (vi) Amendment dated April 6, 2000 to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is hereby incorporated by reference.

       (vii) Amendment dated September 21, 2000 to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is hereby incorporated by reference.

       (viii) Amendment dated March 27, 2001 to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 78 is hereby incorporated by reference.

       (ix) Amendment dated June 14, 2002 to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 86 is hereby incorporated by reference.

       (x) Amendment dated November 21, 2002 to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 86 is hereby incorporated by reference.

       (xi) Amendments dated August 29, 2005 and November 28, 2005 to Registrant's Restated Agreement and Declaration of Trust which were filed as Exhibits to Registrant's Post-Effective Amendment No. 91 are incorporated by reference.

    (b)(i)           BYLAWS
                     Registrant's Bylaws, as amended, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 66, are hereby incorporated by reference.

       (ii) Amendment to Bylaws adopted on January 10, 1984, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 68, are hereby incorporated by reference.

   (c)               INSTRUMENTS DEFINING THE RIGHTS OF SECURITY HOLDERS

                     Article IV of Registrant's Restated Agreement and Declaration of Trust provides the following rights for security holders:

                     LIQUIDATION.   In event of the liquidation or
                     dissolution of the Trust, the Shareholders of each Series that has been established and designated shall be entitled to receive, as a Series, when and as declared by the Trustees, the excess of the assets belonging to that Series over the liabilities belonging to that Series. The assets so distributable to the Shareholders of any particular Series shall be distributed among such Shareholders in proportion to the number of Shares of that Series held by them and recorded on the books of the Trust.

                     VOTING. All shares of all Series shall have "equal voting rights" as such term is defined in the Investment Company Act of 1940 and except as otherwise provided by that Act or rules, regulations or orders promulgated thereunder. On each matter submitted to a vote of the Shareholders, all shares of each Series shall vote as a single class except as to any matter with respect to which a vote of all Series voting as a single series is required by the 1940 Act or rules and regulations promulgated thereunder, or would be required under the Massachusetts Business Corporation Law if the Trust were a Massachusetts business corporation. As to any matter which does not affect the interest of a particular Series, only the holders of Shares of the one or more affected Series shall be entitled to vote.

                     REDEMPTION BY SHAREHOLDER. Each holder of Shares of a particular Series shall have the right at such times as may be permitted by the Trust, but no less frequently than once each week, to require the Trust to redeem all or any part of his Shares of that Series at a redemption price equal to the net asset value per Share of that Series next determined in accordance with subsection (h) of this Section 4.2 after the Shares are properly tendered for redemption.

                     Notwithstanding the foregoing, the Trust may postpone payment of the redemption price and may suspend the right of the holders of Shares of any Series to require the Trust to redeem Shares of that Series during any period or at any time when and to the extent permissible under the 1940 Act, and such redemption is conditioned upon the Trust having funds or property legally available therefor.

                     TRANSFER. All Shares of each particular Series shall be transferable, but transfers of Shares of a particular Series will be recorded on the Share transfer records of the Trust applicable to that Series only at such times as Shareholders shall have the right to require the Trust to redeem Shares of that Series and at such other times as may be permitted by the Trustees.

                     Article V of Registrant's Restated Agreement and Declaration of Trust provides the following rights for security holders:

                     VOTING POWERS. The Shareholders shall have power to vote only (i) for the election or removal of Trustees as provided in Section 3.1, (ii) with respect to any contract with a Contracting Party as provided in Section 3.3 as to which Shareholder approval is required by the 1940 Act, (iii) with respect to any termination or reorganization of the Trust or any Series to the extent and as provided in Sections 7.1 and 7.2,
                     (iv) with respect to any amendment of this Declaration of Trust to the extent and as provided in Section 7.3,
                     (v) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders, and
                     (vi) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, this Declaration of Trust, the Bylaws or any registration of the Trust with the Commission (or any successor agency) in any state, or as the Trustees may consider necessary or desirable. There shall be no cumulative voting in the election of any Trustee or Trustees. Shares may be voted in person or by proxy.

      (d)            INVESTMENT ADVISORY CONTRACTS

         (i) Investment Advisory Agreement between Touchstone Advisors, Inc. and Touchstone Investment Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 89 is incorporated by reference.

         (ii) Sub-Advisory Agreement between Fort Washington Investment Advisors, Inc. and Touchstone Advisors, Inc. for the Money Market Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 88 is incorporated by reference.

         (iii) Sub-Advisory Agreement between Fort Washington Investment Advisors, Inc. and Touchstone Advisors, Inc. for the Touchstone U.S. Government Money Market Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 88 is incorporated by reference.

         (iv) Sub-Advisory Agreement between Fort Washington Investment Advisors, Inc. and Touchstone Advisors, Inc. for the High Yield Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 88 is incorporated by reference.

         (v) Sub-Advisory Agreement between Fort Washington Investment Advisors, Inc. and Touchstone Advisors, Inc. for the Core Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 88 is incorporated by reference.

        (vi) Form of Sub-Advisory Agreement between Fort Washington Investment Advisors, Inc. and Touchstone Advisors, Inc. for the Money Market Fund (formerly the Touchstone Institutional U.S. Government Money Market Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is incorporated by reference.

     (e)           UNDERWRITING CONTRACTS
         (i)       Distribution Agreement with Touchstone Securities,
                   Inc. which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 91 is incorporated by reference.

         (ii)      Form of Underwriter's Dealer Agreement is filed herewith.

      (f)          BONUS OR PROFIT SHARING CONTRACTS
                   Touchstone Trustee Deferred Compensation Plan, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 76 is incorporated by reference.

      (g)          CUSTODIAN AGREEMENTS
         (i) Custody Agreement with Brown Brothers Harriman & Co., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 88 is incorporated by reference.

        (ii) Securities Lending Agreement with Brown Brothers Harriman & Co., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 88 is incorporated by reference.

                   First, Second and Third Amendments to Securities Lending Agreement which were filed as Exhibits to Registrant's Post-Effective Amendment No. 91 is incorporated by reference.

       (iii) Custody Fee Offset Agreement with Brown Brothers Harriman & Co., which was filed as an Exhibit to Touchstone Strategic Trust's (File No. 2-80859) Post-Effective Amendment No. 58 is incorporated by reference.

      (h)          OTHER MATERIAL CONTRACTS
          (i) Form of Administration Agreement with Touchstone Advisors, Inc. is filed herewith.

          (ii) Form of Sub-Administration Agreement with Integrated Investment Services, Inc. is filed herewith.

         (iii)(a) Form of Transfer Agency Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 87 is hereby incorporated by reference.

             (b) Integrated Fund Services Anti-Money Laundering Compliance Program Service Agreement Addendum, which was filed as an Exhibit to Touchstone Tax-Free Trust's (File No. 2-72101) Post-Effective Number 60, is hereby incorporated by reference.

             (c) Recordkeeping Agreement which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 88 is hereby incorporated by reference.

             (d) Addendum to Transfer Agency Agreement which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 91 is incorporated by reference.

             (e)   Form of Trust Networking Agreement is filed herewith.

        (iv) Allocation Agreement providing for the allocation of proceeds received under the joint Fidelity Bond that was filed as an Exhibit to Registrant's Post-Effective Amendment No. 92 is incorporated by reference.

        (v)        Amended Expense Limitation Agreement is filed herewith.

       (vi) Form of Compliance Services Agreement with Integrated Fund Services, Inc., which was filed as an exhibit to Registrant's Post-Effective Amendment No. 89 is incorporated by reference.

      (i)          LEGAL OPINION
                   Opinion and Consent of Counsel, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

      (j)          OTHER OPINIONS
                   Consent of Independent Public Accountants

      (k)          OMITTED FINANCIAL STATEMENTS
                   None

      (l)          INITIAL CAPITAL AGREEMENTS
                   None.

      (m)          RULE 12B-1 PLAN
           (i) Registrant's Plan of Distribution Pursuant to Rule 12b-1 for Class A Shares, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 70, is hereby incorporated by reference.

          (ii) Registrant's Plan of Distribution Pursuant to Rule 12b-1 for Class C Shares, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 70, is hereby incorporated by reference.

          (iii) Registrant's Plan of Distribution Pursuant to Rule 12b-1 for Class B Shares, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 78, is hereby incorporated by reference.

          (iv) Registrant's Plan of Distribution Pursuant to Rule 12b-1 for Class S Shares, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 86 is hereby incorporated by reference.

      (n)          RULE 18f-3 PLAN
                   Amended Rule 18f-3 Plan Adopted with Respect to the Multiple Class Distribution System, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 92 is hereby incorporated by reference.

     (o)          RESERVED

     (p)          CODE OF ETHICS

           (i) Code of Ethics for the Registrant, Touchstone Advisors, Inc. and Touchstone Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 92 is hereby incorporated by reference.

           (ii) Code of Ethics for Fort Washington Investment Advisors, Inc. which was filed as an Exhibit to Touchstone Tax-Free Trust's (File No. 2-72101) Post-Effective Amendment No. 61, is incorporated by reference.

     (q)          POWERS OF ATTORNEY

           (i) Powers of Attorney for Jill McGruder, John Barrett, Richard Brenan, Philip Cox, H. Jerome Lerner, Donald Siekmann, Robert Stautberg and John Zanotti which were filed as Exhibits to Registrant's Post-Effective Amendment No. 92 are hereby incorporated by reference.

Item 23.          Persons Controlled by or Under Common Control with the
-------           Registrant
                  -------------------------------------------------------
                  None

Item 24.          INDEMNIFICATION
-------           ---------------
         (a)      Article  VI  of  the Registrant's  Restated   Agreement  and
                  Declaration of Trust provides for indemnification of officers and Trustees as follows:

                  Section 6.4 Indemnification of Trustees, Officers, etc.
                  ----------- ------------------------------------------
                  The Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise, and including persons who served as directors or officers of Midwest Income Investment Company (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office ("disabling conduct"). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject unless
                  (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Company as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party Trustees"), or (b) an independent legal counsel in a written opinion.

                  Section 6.5  Advances of Expenses.
                  -----------  --------------------
                  The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

                  Section 6.6  Indemnification Not Exclusive, etc.
                  -----------  -----------------------------------
                  The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Trust" shall include Midwest Income Investment Company, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

         (b) The Registrant maintains a mutual fund advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its trustees and officers, Touchstone Advisors, Inc., in its capacity as investment advisor and Fort Washington Investment Advisors, Inc., in its capacity as sub-advisor and Touchstone Securities, Inc., in its capacity as principal underwriter. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

                  The Advisory Agreement provides that the Advisor and any of its affiliates, directors, officers and employees shall not be liable for any act or omission in the course of rendering services to the Registrant or for any losses sustained in the purchase, holding or sale of any security, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of the Advisor in the performance of its duties under the Agreement. Registrant will advance attorneys' fees or other expenses incurred by the Advisor in defending a proceeding, upon the undertaking by or on behalf of the Advisor to repay the advance unless it is ultimately determined that the Advisor is entitled to indemnification.

                  The Sub-Advisory Agreements provide that the Sub-Advisor and any of its affiliates, directors, officers and employees shall not be subject to liability to the Adviser, the Registrant, or to any shareholder for any act or omission in the course of, or connected with, rendering services hereunder or for any loss in the purchase, holding or sale of any security, except a loss resulting from willful misfeasance, bad faith, gross negligence or the reckless disregard of the obligations and duties of the Sub-Advisor.


Item 25.       BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER AND SUB-
--------       ADVISOR
               ----------------------------------------------------------------
          A. TOUCHSTONE ADVISORS, INC. (the "Advisor") is a registered investment adviser that provides investment advisory services to the Funds. The Advisor also serves as the investment adviser to Touchstone Tax-Free Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Constellation Funds and Constellation Institutional Portfolios, registered investment companies.

               The following list sets forth the business and other connections of the directors and executive officers of the Advisor. Unless otherwise noted, the address of the corporations listed below is 303 Broadway, Cincinnati, Ohio 45202.

               *The address is 400 Broadway, Cincinnati, Ohio 45202.

               (1)  Jill T. McGruder, Director

                    (a) Senior Vice President and a Director of Fort Washington Brokerage Services, Inc.,* a broker-dealer.

                    (b) A Director of Capital Analysts Incorporated, 3 Radnor Corporate Center, Radnor, PA, an investment adviser and broker-dealer, IFS Fund Distributors, Inc., a broker-dealer, Touchstone Securities, Inc., a broker-dealer and Integrated Investment Services, Inc., a transfer agent.

                    (c) President and a Director of IFS Agency Services, Inc.,* an insurance agency, W&S Financial Group Distributors, Inc.*, an insurance agency and IFS Systems, Inc.*, an information systems provider.

                    (d) Senior Vice President of The Western-Southern Life Insurance Company*, an insurance company.

                    (e) President and Trustee of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Funds Group Trust and Constellation Institutional Portfolios.

                   (f) President, Chief Executive Officer and a Director of IFS FInancial Services, Inc., a holding company.

               (2)  James H. Grifo, President

                    (a)  President of Touchstone Securities, Inc.

                    (b) Vice President of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Fund Group Trust and Constellation Institutional Portfolios.

               (3)  Patricia J. Wilson, Chief Compliance Officer

                    (a)  Chief Compliance Officer of Touchstone Securities, Inc.

               (4)  Donald J. Wuebbling, Director/Chief Legal Officer/Secretary

                    (a) Director of Touchstone Securities, Inc., IFS Agency Services, Inc., W&S Financial Group Distributors, Inc., IFS Systems, Inc.,Integrated Investment Services, Inc., Capital Analysts Incorporated, Integrity Life Insurance Company,* National Integrity Life Insurance Company,* and WestAd Inc.*

                    (b) Senior Vice President and General Counsel of The Western and Southern Life Insurance Company

                    (c) Senior Vice President and Director of Fort Washington Brokerage Services, Inc., a broker-dealer

                    (d) Senior Vice President and Secretary of Columbus Life Insurance Company, 400 East Fourth Street, Cincinnati, Ohio 45202

                    (e) Secretary and a Director of Eagle Realty Group, LLC, 421 East Fourth Street, Cincinnati, OH 45202, IFS Financial Services, Inc. and Fort Washington Investment Advisors, Inc.

                    (f) Assistant Secretary and a Director of Eagle Realty Investments, Inc., 421 East Fourth Street, Cincinnati, OH 45202

               (5)   Richard K. Taulbee, Vice President

                    (a)  Vice  President of IFS Financial  Services,  Inc.,
                         IFS Agency Services, Inc., W&S Financial Group Distributors, Inc., Touchstone Securities, Inc., Capital Analysts Incorporated, Eagle Realty Investments, Inc., W&S Brokerage Services, Inc.,
                         IFS Fund Distributors, Inc., IFS Systems, Inc.,
                         WestAd Inc., The Western and Southern Life Insurance Company, Integrity Life Insurance Company and National Integrity Life Insurance Company.

                    (b) Assistant Treasurer of Fort Washington Investment Advisors, Inc. and Columbus Life Insurance Company.

               (6)  James J. Vance, Vice President & Treasurer

                    (a) Vice President & Treasurer of The Western and Southern Life Insurance Company, Fort Washington Investment Advisors, Inc., IFS Financial Services, Inc., IFS Agency Services, Inc., W&S Financial Group Distributors, Inc., IFS Systems, Inc., Touchstone Securities, Inc., Columbus Life Insurance Company, Eagle Realty Group, LLC, Eagle Realty Investments, Inc., Integrity Life Insurance Company, National Integrity Life Insurance Company and WestAd Inc.

                    (b)  Treasurer of W&S Brokerage Services, Inc.

               (7)  Terrie A. Wiedenheft - Chief Financial Officer

                    (a) Senior Vice President, Chief Financial Officer and Treasurer of Integrated Investment Services, Inc., W&S Brokerage Services, Inc. and IFS Fund Distributors, Inc.

                    (b) Chief Financial Officer of IFS Financial Services, Inc. and Touchstone Securities, Inc.

                    (c) Treasurer & Controller of Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Funds Group Trust and Constellation Institutional Portfolios.

                    (d) Senior Vice President and Chief Financial Officer of Fort Washington Investment Advisors, Inc.

                (8)   James N. Clark - Director

                    (a) A Director of The Western and Southern Life Insurance
                        Company, Western-Southern Life Assurance Company, Western & Southern Financial Group, Inc., Columbus Life Insurance Company, Eagle Realty Group, LLC, Eagle Realty Investments, Inc., IFS Agency Services, Inc., IFS Systems, Inc., Touchstone Securities, Inc., W&S Financial Group Distributors, Inc. and Capital Analysts Incorporated

                    (b) Director and Secretary of WestAd Inc.

             (9) William A. Dent, Senior Vice President - Product Management and Marketing

                   (a)  Vice President of Touchstone Strategic Trust,
                        Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Funds Group Trust and Constellation Institutional Portfolios.

          B. FORT WASHINGTON INVESTMENT ADVISORS, INC.("Ft. Washington") is a registered investment adviser that provides sub-advisory services to the Funds. Ft. Washington also serves as the Sub-Advisor to Touchstone Tax-Free Trust and certain series of Touchstone Strategic Trust and Touchstone Variable Series Trust.
               Ft. Washington also provides investment advice to institutional and individual clients. The address of Ft. Washington is 303 Broadway, Cincinnati, Ohio 45202.

               The following list sets forth the business and other connections of the directors and executive officers of Ft. Washington.

              (1)  Maribeth S. Rahe, President and Director

                    (a) Director of Todd Investment Advisors, Inc., 3160
                        National City Tower, Louisville, KY 40202, Capital Analysts Incorporated, Eagle Realty Group LLC and Eagle Realty Investments, Inc.

                    (b) Senior Vice President of The Western and Southern Life
                        Insurance Company

               (2) Nicholas P. Sargen, Senior Vice President, Chief Investment Officer and Director

                    (a) Director of Todd Investment Advisors, Inc.

                    (b) Senior Vice President & Chief Investment Officer of The
                        Western and Southern Life Insurance Company, Columbus Life Insurance Company, Integrity Life Insurance Company and National Integrity Life Insurance Company

                (3)  John F. Barrett, Chairman and Director

                    (a) President, Director and Chief Executive Officer of The Western and Southern Life Insurance Company, Western-Southern Life Assurance Company and Western & Southern Financial Group

                    (b) Trustee of Touchstone Variable Series Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Strategic Trust

                    (c) A Director and Chairman of Columbus Life Insurance Company, Integrity Life Insurance Company and National Integrity Life Insurance Company

                    (d) A Director of Eagle Realty Group LLC, Eagle Realty Investments, Inc., Integrated Investment Services, Inc. and Todd Investment Advisors, Inc.

                    (e)  Director, Chairman & CEO of WestAd, Inc.

                    (f)  President and Trustee of Western & Southern Foundation


               (4)  Brendan M. White, Managing Director & Senior Portfolio
                    Manager

               (5) James A. Markley, Managing Director - Private Investment Counsel

               (6)  Roger M. Lanham - Managing Director & Senior Portfolio
                    Manager

               (7)  John J. O'Connor, Managing Director

               (8)  Timothy J. Policinksi, Managing Director

               (9) Michele Hawkins, Chief Compliance Officer & Assistant Vice
                    President

               (10) Donald J. Wuebbling - Secretary & Director
                    See biography above

               (11) Margaret C. Bell, Managing Director

               (12) Robert L. Walker, Director

                     (a) Director of Eagle Realty Group, LLC, Integrated
                         Investment Services, Inc., Integrity Life Insurance Company, National Integrity Life Insurance Company, Eagle Realty Investments, Inc.

                     (b) Senior Vice President and Chief Financial Officer of
                         The Western and Southern Life Insurance Company and Columbus Life Insurance Company

               (14) Richard Jandrain III - Vice President & Managing Director

                     (a) Chief Equity Strategist of Banc One Investment Advisors
                         Corporation until 2004

               (15) Terrie A. Wiedenheft, Senior Vice President and Chief
                    Financial Officer - See biography above

Item 26.       Principal Underwriters
-------        ----------------------
               (a) Touchstone Securities, Inc. also acts as underwriter for Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Funds Group Trust and Constellation Institutional Portfolios.

                    Unless otherwise noted, the address of the persons named below is 303 Broadway, Cincinnati, Ohio 45202.

                   *The address is 400 Broadway, Cincinnati, Ohio 45202.

                                           POSITION            POSITION
                                             WITH                WITH
               (b)  NAME                   UNDERWRITER         REGISTRANT
                    -----                  -----------         ----------
                    James H. Grifo         President           Vice President

                    Jill T. McGruder       Director            President/Trustee

                    James N. Clark*        Director            None

                    Patricia J. Wilson     Chief Compliance    None
                                           Officer

                    Richard K. Taulbee*    Vice President      None

                    James J. Vance*        Vice President &    None
                                           Treasurer

                    Terrie A. Wiedenheft   Chief Financial     Controller/
                                           Officer             Treasurer

                    Donald J. Wuebbling*   Director            None


            (c)     None

Item 27.            LOCATION OF ACCOUNTS AND RECORDS
-------             --------------------------------
                     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant.

Item 28.            MANAGEMENT SERVICES NOT DISCUSSED IN PART A OR PART B
-------             -----------------------------------------------------
                     None.

Item 29.            UNDERTAKINGS
-------             ------------

           (a) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Massachusetts law and the Agreement and Declaration of Trust of the Registrant or the Bylaws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or
                    controlling   person   of  the   Registrant   in  the
                    successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling
                    person  in  connection  with  the  securities   being
                    registered,   the  Registrant  will,  unless  in  the
                    opinion of its counsel the matter has been settled by
                    controlling   precedent,   submit   to  a  court   of
                    appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

            (b) Within five business days after receipt of a written application by shareholders holding in the aggregate at least 1% of the shares then outstanding or shares then having a net asset value of $25,000, whichever is less, each of whom shall have been a shareholder for at least six months prior to the date of application (hereinafter the "Petitioning Shareholders"), requesting to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon removal of any Trustee of the Registrant, which application shall be accompanied by a form of communication and request which such Petitioning Shareholders wish to transmit, Registrant will:

                       (i) provide such  Petitioning  Shareholders  with
                    access to a list of the names and addresses of all shareholders of the Registrant; or

                       (ii) inform such Petitioning  Shareholders of the
                    approximate number of shareholders and the estimated costs of mailing such communication, and to undertake such mailing promptly after tender by such Petitioning Shareholders to the Registrant of the material to be mailed and the reasonable expenses of such mailing.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the 1st day of February, 2007.

                                             TOUCHSTONE INVESTMENT TRUST

                                              By:/s/ Jill T. McGruder
                                                 ---------------------------
                                                 Jill T. McGruder
                                                 President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the 1st day of February, 2007.


/s/ Jill T. McGruder                  President & Trustee
-------------------------
JILL T. McGRUDER


/s/ Terrie A. Wiedenheft              Treasurer & Controller
-------------------------
TERRIE A. WIEDENHEFT


*JOHN F. BARRETT                       Trustee
---------------------

*RICHARD L. BRENAN                     Trustee
----------------------

* PHILLIP R. COX                       Trustee
----------------------

* H. JEROME LERNER                     Trustee
----------------------

* DONALD C. SIEKMANN                   Trustee
----------------------

* ROBERT E. STAUTBERG                  Trustee
----------------------

*JOHN P. ZANOTTI                       Trustee
---------------------

By /s/ Jay Fitton
    --------------------------
    Jay Fitton
   *Attorney-in-Fact
    February 1, 2007

EXHIBIT INDEX

1.  Form of Dealer's Agreement

2.  Form of Administration Agreement with Touchstone Advisors, Inc.

3.  Form of Sub-Administration Agreement with Integrated Investment Services,
    Inc.

4.  Form of Trust Networking Agreement

5.  Expense Limitation Agreement

6.  Consent of Independent Auditors